As filed with the Securities and Exchange Commission on June 29, 2009

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N - CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08261

                              MEMBERS Mutual Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                             Kerry A. Jung, Esquire
                          CUNA Mutual Insurance Society
                                  Lead Attorney
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                  --------------------------------------------

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") appears beginning on the following page.

[LOGO OF MEMBERS
  MUTUAL FUNDS]
   MEMBERS(TM)
  MUTUAL FUNDS

--------------------------------------------------------------------------------
                      MEMBERS(R) MUTUAL FUNDS
                      SEMIANNUAL REPORT
                      APRIL 30, 2009
--------------------------------------------------------------------------------

                      CONSERVATIVE ALLOCATION FUND

                      MODERATE ALLOCATION FUND

                      AGGRESSIVE ALLOCATION FUND

                      CASH RESERVES FUND

                      BOND FUND

                      HIGH INCOME FUND

                      DIVERSIFIED INCOME FUND

                      LARGE CAP VALUE FUND

                      LARGE CAP GROWTH FUND

                      MID CAP VALUE FUND

                      MID CAP GROWTH FUND

                      SMALL CAP VALUE FUND

                      SMALL CAP GROWTH FUND

                      INTERNATIONAL STOCK FUND

                      This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale of securities unless preceded or accompanied by a prospectus.

================================================================================
 LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO OF DAVID P. MARKS]

DAVID P. MARKS

Dear Fellow Shareholder:

Amidst a great deal of uncertainty, financial markets experienced a dramatic swing in sentiment during the past six months. Beginning with the last few months of 2008 and President Obama's inauguration, stock markets continued their decline through March 9, 2009 while bonds and in particular U.S. Treasury securities, enjoyed substantial appreciation as investors showed their strong preference for safety over risk. From March 10th and throughout most of April the stock markets around the globe made impressive rallies including all of our funds.(1) Our bond funds also posted positive returns during these months.(1) What changed? Maybe it was the huge government stimulus or the renewed confidence that the financial system as we knew it would survive. Also, surprisingly it was a positive sentiment amongst investors that changed more so than news regarding company earnings or economic trends (although in very broad terms their rate of decline slowed). Despite the unprecedented nature of these economic and market conditions, investors once again showed that their penchant for equities is not gone entirely, although with all of us having experienced a decline in the value of our own personal assets, it is likely this rally could be somewhat over bought. Performance through April, 2009 for the MEMBERS Mutual Funds was generally in line with respective benchmarks however, some of our funds are quite handily outperforming their benchmarks and peers.

While sentiment and market trends did change from negative to positive over the past few months, and are likely to continue to vacillate for some time, the many investment professionals managing your assets are working diligently to identify prevailing risks and prudently choose stocks and bonds that present sound investment opportunities. Our focus on delivering performance that generates long-term value is unwavering. The reports that follow this letter provide insight on each fund's performance and portfolio position.

Importantly, we recently announced a joint venture with Madison Investment Advisors, Inc. In connection with that joint venture, Madison Asset Management, LLC will become the funds' new investment advisor in July 2009. You may have received a proxy statement that included more information about the transaction. I am pleased to introduce Kay Frank as the new President of the MEMBERS Mutual Funds. We encourage you to visit Madison Investments Advisors' website, www.madisonadv.com, for more information about that firm and the funds' website, www.membersfunds.com, for news and updates related to your funds.

As always, your long-term success as a shareholder in MEMBERS Mutual Funds is our top priority. We appreciate the confidence you have placed in us and we are focusing on our role as stewards of your assets as our primary responsibility. Please call me directly if you have any questions or concerns.

Sincerely,

/s/ David P. Marks

David P. Marks, CFA
President,

(1)All returns reference performance of Class A shares at net asset value. Please read the Semi-Annual report for more information regarding Fund returns and performance. Please see the Fund prospectus for more information.

                       Not part of the Semiannual Report.

--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------


                                  FUND RETURNS AND PEER GROUP RANK AS OF 4/30/2009
                                  ------------------------------------------------

                                        1 YEAR              3 YEARS               5 YEARS             10 YEARS
                                 -------------------  -------------------   ------------------  -------------------
                                           % RANK/#             % RANK/#             % RANK/#             % RANK/#
                                         OF FUNDS IN          OF FUNDS IN          OF FUNDS IN          OF FUNDS IN
FUND AND PEER GROUP              RETURN    CATEGORY   RETURN    CATEGORY   RETURN    CATEGORY   RETURN    CATEGORY
-------------------              ------    --------   ------    --------   ------    --------   ------    --------
CONSERVATIVE ALLOCATION          -17.76%    56/675      N/A         N/A      N/A       N/A        N/A       N/A
 Conservative Allocation*        -16.62%                N/A                  N/A                  N/A

MODERATE ALLOCATION              -28.54%   76/1255      N/A         N/A      N/A       N/A        N/A       N/A
 Moderate Allocation*            -25.18%                N/A                  N/A                  N/A

AGGRESSIVE ALLOCATION            -38.21%   83/2142      N/A         N/A      N/A       N/A        N/A       N/A
 Large Blend*                    -35.09%                N/A                  N/A                  N/A

BOND                               4.00%   15/1178      4.94%   24/1119     3.96%    24/1059     4.57%     44/828
 Intermediate-Term Bond*          -3.24%                2.07%               2.23%                4.08%

HIGH INCOME                       -5.44%     3/563      1.14%     3/535     3.41%      4/486     3.48%     16/394
 High Yield Bond*                -16.52%               -3.64%               0.48%                1.87%

DIVERSIFIED INCOME               -15.96%    6/1255     -3.43%   12/1081     0.66%     25/962     1.20%     40/734
 Moderate Allocation*            -25.18%               -6.43%              -0.30%                1.14%

LARGE CAP VALUE                  -38.54%   74/1460    -12.82%   59/1351    -3.60%    70/1206    -2.88%     92/792
 Large Value*                    -36.25%              -12.20%              -2.61%               -0.20%

LARGE CAP GROWTH                 -28.43%   14/1827     -7.34%   13/1686    -1.68%    38/1547    -1.46%    29/1059
 Large Growth*                   -33.54%              -10.09%              -2.21%               -2.50%

MID CAP VALUE                    -34.06%    52/462    -11.86%    54/378    -1.68%     57/314      N/A       N/A
 Mid-Cap Value*                  -33.49%              -11.61%              -1.10%                 N/A

MID CAP GROWTH                   -34.98%    44/931    -11.73%    58/899    -2.24%     69/808      N/A       N/A
 Mid-Cap Growth*                 -35.46%              -11.52%              -1.06%                 N/A

SMALL CAP VALUE                  -26.54%    18/436      N/A         N/A      N/A       N/A        N/A       N/A
 Small Value*                    -30.87%                N/A                  N/A                  N/A

SMALL CAP GROWTH                 -41.43%    96/817      N/A         N/A      N/A       N/A        N/A       N/A
 Small Growth*                   -32.54%                N/A                  N/A                  N/A

INTERNATIONAL STOCK              -38.39%    13/823    -10.82%    17/688     2.53%     16/598     1.13%     22/431
 Foreign Large Blend*            -43.25%              -12.90%               0.46%                0.31%

* Source of category peer group returns and ranks: Morningstar Direct; The Morningstar Average Peer Returns represents the average annual composite performance of all mutual funds listed in each fund category by Morningstar. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The funds' ranking data shown is for Class A shares at net asset value. If the sales charges were included, performance would be lower.

Performance data shown represents past performance. Past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed may be worth more or less than their original cost; and current performance may be lower or higher than the performance data quoted. For more current performance information, please call 1-800-877-6089 or visit our website at www.membersfunds.com.

(C) 2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

For more complete information about MEMBERS Mutual Funds, including charges and expenses, obtain a prospectus from your representative, by calling 1-800-877-6089, or by visiting the Funds' website: WWW.MEMBERSFUNDS.COM. Read it carefully before you invest or send money. Consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company.

--------------------------------------------------------------------------------

================================================================================
 TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE
                                                                           ----
FUND PERFORMANCE REVIEWS
         Conservative Allocation Fund ...................................     2
         Moderate Allocation Fund .......................................     3
         Aggressive Allocation Fund .....................................     4
         Bond Fund ......................................................     5
         High Income Fund ...............................................     6
         Diversified Income Fund ........................................     7
         Large Cap Value Fund ...........................................     8
         Large Cap Growth Fund ..........................................     9
         Mid Cap Value Fund .............................................    10
         Mid Cap Growth Fund ............................................    11
         Small Cap Value Fund ...........................................    12
         Small Cap Growth Fund ..........................................    13
         International Stock Fund .......................................    14
PORTFOLIOS OF INVESTMENTS
         Conservative Allocation Fund ...................................    15
         Moderate Allocation Fund .......................................    16
         Aggressive Allocation Fund .....................................    18
         Cash Reserves Fund .............................................    19
         Bond Fund ......................................................    21
         High Income Fund ...............................................    26
         Diversified Income Fund ........................................    32
         Large Cap Value Fund ...........................................    38
         Large Cap Growth Fund ..........................................    41
         Mid Cap Value Fund .............................................    44
         Mid Cap Growth Fund ............................................    48
         Small Cap Value Fund ...........................................    50
         Small Cap Growth Fund ..........................................    52
         International Stock Fund .......................................    55
FINANCIAL STATEMENTS
         Statements of Assets and Liabilities ...........................    60
         Statements of Operations .......................................    64
         Statements of Changes in Net Assets ............................    68
         Financial Highlights ...........................................    76

NOTES TO FINANCIAL STATEMENTS ...........................................    97
OTHER INFORMATION .......................................................   108
PROXY VOTING RESULTS ....................................................   113
TRUSTEES AND OFFICERS ...................................................   116

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY FINANCIAL INSTITUTION. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For more current performance information, please call 1-800-877-6089 or visit our website at www.membersfunds.com. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

--------------------------------------------------------------------------------

================================================================================
 CONSERVATIVE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

       CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,8)

                        [CHART OF CUMULATIVE PERFORMANCE]

                 Class A Shares         Merrill Lynch U.S.       New Conservative    Old Conservative
               (includes maximum      Corporate, Government      Allocation Fund     Allocation Fund
                 sales charge)(2)      & Mortgage Index(5)       Custom Index(6)     Custom Index(7)
6/30/2006           $ 9,425                 $10,000                  $10,000             $10,000
4/30/2007            10,337                  10,767                   11,176              11,027
4/30/2008            10,473                  11,539                   11,527              11,381
4/30/2009             8,613                  12,040                   10,244              10,339

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(8)

                                            % RETURN WITHOUT                           % RETURN AFTER
                                              SALES CHARGE                             SALES CHARGE(11)          EXPENSE RATIO(12)

                                           Since                Since
                                          6/30/06              2/29/08
                             1 Year     Inception(9)        Inception(10)        1 Year       Since Inception     Gross      Net
                             ------------------------------------------------    ----------------------------    ----------------
Class A Shares(2)            (17.76)%      (3.13)%                 --            (22.48)%        (5.13)%(9)        1.89%    1.45%
Class B Shares(3)            (18.44)       (3.83)                  --            (22.01)         (4.97)(9)         2.64     2.20
Class C Shares(4)            (18.35)          --               (14.57)%          (19.14)         (14.57)(10)       2.64     2.20
Merrill Lynch U.S.
  Corporate, Government &
  Mortgage Index(5)            4.34         6.76                 4.14              NA              NA               NA       NA
New Conservative Allocation
  Fund Custom Index(6)       (11.13)        0.85                (8.52)             NA              NA               NA       NA
Old Conservative Allocation
  Fund Custom Index(7)        (9.16)        1.18                (6.92)             NA              NA               NA       NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2) Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) Maximum contingent deferred sales charge (CDSC) is 1% for class C shares, which is eliminated after one year.

(5) The Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

(6) In February 2009, the custom benchmark for the fund was changed from the Old Conservative Allocation Fund Custom Index to the New Conservative Allocation Fund Custom Index because the adviser believes the new custom benchmark better reflects the fund's asset allocation targets. The New Conservative Allocation Fund Custom Index consists of 65% Merrill Lynch
    U.S. Corporate, Government and Mortgage Index, 30% Russell 3000(R) Index and 5% MSCI EAFE Index. A description of the Merrill Lynch Index is set forth above. The Russell 3000(R) Index is set forth below. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

(7) The Old Conservative Allocation Fund Custom Index consists of 55% Merrill Lynch U.S. Corporate, Government & Mortgage Index, 30% Russell 1000(R) Index, and 15% 90-Day U.S. Treasury Bills. A description of the Merrill Lynch U.S. Corporate, Government & Mortgage Index is set forth above. The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

(8) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(9) Class A and B shares commenced investment operations on June 30, 2006. The since inception index returns (without sales charges) are also from June 30, 2006.

(10)Class C shares commenced investment operations on February 29, 2008. The since inception index returns (without sales charges) are also from February 29, 2008.

(11)Assumes maximum applicable sales charge.

(12)The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
2

================================================================================
 MODERATE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

         CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,9)

                        [CHART OF CUMULATIVE PERFORMANCE]

                 Class A Shares                                                   New Moderate         Old Moderate
               (includes maximum                             Russell            Allocation Fund       Allocation Fund
                 sales charge)(2)       S&P 5005(5)     1000(R) Index(6)        Custom Index(7)       Custom Index(8)
6/30/2006           $ 9,425              $10,000             $10,000                $10,000                $10,000
4/30/2007            10,744               11,824              11,830                 11,543                 11,452
4/30/2008            10,674               11,271              11,283                 11,598                 11,445
4/30/2009             7,627                7,291               7,301                  9,061                  8,967

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(9)

                                            % RETURN WITHOUT                           % RETURN AFTER
                                              SALES CHARGE                             SALES CHARGE(12)          EXPENSE RATIO(13)

                                           Since                Since
                                          6/30/06              2/29/08
                             1 Year     Inception(10)       Inception(11)        1 Year       Since Inception     Gross      Net
                             -----------------------------------------------     ----------------------------   -----------------
Class A Shares(2)            (28.54)%       (7.19)%                --            (32.66)%         (9.11)%(10)      1.69%    1.60%
Class B Shares(3)            (29.13)        (7.89)                 --            (32.28)          (9.00)(10)       2.44     2.35
Class C Shares(4)            (29.13)           --              (23.63)%          (29.83)         (23.63)(11)       2.44     2.35
S&P 500 Index(5)             (35.31)       (10.53)             (30.15)             NA              NA               NA       NA
Russell 1000(R)Index(6)      (35.30)       (10.49)             (30.16)             NA              NA               NA       NA
New Moderate Allocation
 Fund Custom Index(7)        (21.88)        (3.42)             (17.27)             NA              NA               NA       NA
Old Moderate Allocation
 Fund Custom Index(8)        (21.65)        (3.77)             (17.05)             NA              NA               NA       NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2) Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) Maximum contingent deferred sales charge (CDSC) is 1% for class C shares, which is eliminated after one year.

(5) In February 2009, the broad-based securities market index for the fund was changed from the Russell 1000(R) Index to the S&P 500 Index because the adviser believes the index better reflects the fund's asset allocation targets. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

(6) The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

(7) In February 2009, the custom benchmark for the fund was changed from the Old Moderate Allocation Fund Custom Index to the New Moderate Allocation Fund Custom Index because the adviser believes the new custom benchmark better reflects the fund's asset allocation targets. The New Moderate Allocation Fund Custom Index consists of 40% Merrill Lynch U.S. Corporate, Government and Mortgage Index, 45% Russell 3000(R) Index and 15% MSCI EAFE Index. A description of the Merrill Lynch Index, and MSCI EAFE Index is set forth below. A description of the Russell 3000(R) Index is set forth above.

(8) The Old Moderate Allocation Fund Custom Index consists of 50% Russell 3000(R) Index, 30% Merrill Lynch U.S. Corporate, Government & Mortgage Index, 10% MSCI EAFE Index and 10% 90-Day U.S. Treasury Bills. A description of the Russell 3000(R) Index is set forth above. The Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

(9) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(10)Class A and B shares commenced investment operations on June 30, 2006. The since inception index returns (without sales charges) are also from June 30, 2006.

(11)Class C shares commenced investment operations on February 29, 2008. The since inception index returns (without sales charges) are also from February 29, 2008.

(12)Assumes maximum applicable sales charge.

(13)The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 AGGRESSIVE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

         CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,9)

                 Class A Shares                                                 New Aggressive        Old Aggressive
               (includes maximum                            Russell             Allocation Fund       Allocation Fund
                 sales charge)(2)       S&P 500(5)      3000(R) Index(6)        Custom Index(7)       Custom Index(8)
6/30/2006           $ 9,425              $10,000             $10,000                $10,000               $10,000
4/30/2007            11,146               11,824              11,802                 11,975                12,166
4/30/2008            10,869               11,271              11,194                 11,730                11,856
4/30/2009             6,716                7,291               7,282                  7,957                 7,504

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(9)

                                            % RETURN WITHOUT                           % RETURN AFTER
                                              SALES CHARGE                             SALES CHARGE(12)          EXPENSE RATIO(13)

                                           Since                Since
                                          6/30/06              2/29/08
                             1 Year     Inception(10)       Inception(11)        1 Year       Since Inception     Gross      Net
                             ------------------------------------------------    ----------------------------    ----------------
Class A Shares(2)            (38.21)%     (11.27)%                 --            (41.76)%      (13.10)%(10)        2.29%    1.74%
Class B Shares(3)            (38.63)      (11.92)                  --            (41.40)       (13.00)(10)         3.04     2.49
Class C Shares(4)            (38.60)          --               (31.84)%          (39.21)       (31.84)(11)         3.04     2.49
S&P 500 Index(5)             (35.31)      (10.53)              (30.15)             NA            NA                 NA       NA
Russell 3000(R)Index(6)      (34.95)      (10.57)              (29.83)             NA            NA                 NA       NA
New Aggressive Allocation
 Fund Custom Index(7)        (32.17)       (7.74)              (25.98)             NA            NA                 NA       NA
Old Aggressive Allocation
 Fund Custom Index(8)        (36.71)       (9.62)              (29.92)             NA            NA                 NA       NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2) Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) Maximum contingent deferred sales charge (CDSC) is 1% for class C shares, which is eliminated after one year.

(5) In February 2009, the broad-based securities market index for the fund was changed from the Russell 3000(R) Index to the S&P 500 Index because the adviser believes the index better reflects the fund's asset allocation targets. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

(6) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

(7) In February 2009, the custom benchmark for the fund was changed from the Old Aggressive Allocation Fund Custom Index to the New Aggressive
    Allocation Fund Custom Index because the adviser believes the new custom benchmark better reflects the fund's asset allocation targets. The New Aggressive Allocation Fund Custom Index consists of 15% Merrill Lynch U.S. Corporate, Government and Mortgage Index, 55% Russell 3000(R) Index and 30% MSCI EAFE Index. The Merrill Lynch U.S. Corporate, Government and Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through and investment-grade corporate bonds meeting specified selection criteria. The Russell 3000(R) Index is set forth above and the MSCI EAFE (Europe, Australasia & Far East) Index is set forth below.

(8) The Old Aggressive Allocation Fund Custom Index consists of 55% Russell 1000(R) Index, 22% MSCI EAFE Index, 15% Russell 2000(R) Index, and 8% MSCI Emerging Markets Index. The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (see definition above). The Russell 2000(R) Index is a small-cap market index which measures the performance of the remaining 2,000 companies in the Russell 3000(R) Index. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI Emerging Markets Index is a free-float adjusted market capitalization index that measures equity performance in global emerging markets.

(9) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(10)Class A and B shares commenced investment operations on June 30, 2006. The since inception index returns (without sales charges) are also from June 30, 2006.

(11)Class C shares commenced investment operations on February 29, 2008. The since inception index returns (without sales charges) are also from February 29, 2008.

(12)Assumes maximum applicable sales charge.

(13)The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
4

================================================================================
 BOND FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                               Class A Shares                          Merrill Lynch U.S.
                             (includes maximum                      Corporate, Government &
                               sales charge)(2)                        Mortgage Index(4)
4/30/1999                         $ 9,550                                    $10,000
4/30/2000                           9,663                                     10,124
4/30/2001                          10,563                                     11,361
4/30/2002                          11,268                                     12,245
4/30/2003                          12,275                                     13,559
4/30/2004                          12,302                                     13,810
4/30/2005                          12,891                                     14,551
4/30/2006                          12,925                                     14,649
4/30/2007                          13,666                                     15,735
4/30/2008                          14,364                                     16,864
4/30/2009                          14,938                                     17,595

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(6)

                                 % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(7)       EXPENSE RATIO(8)

                                                                  Since
                                                                 6/30/06
                     1 Year    3 Years    5 Years    10 Years   Inception   1 Year   3 Years   5 Years   10 Years   Gross       Net
                     ----------------------------------------------------   -------------------------------------   ----------------
Class A Shares(2)    4.00%      4.94%      3.96%       4.57%        --      (0.73)%    3.33%     3.01%     4.09%    1.02%      0.90%
Class B Shares(3)    3.22       4.12       3.18        3.78         --      (1.28)     3.03      2.83      3.78     1.77       1.65
Class Y Shares(5)    4.26         --         --          --       5.47%        --        --        --        --     0.76       0.65
Merrill Lynch U.S.
  Corporate,
  Government &
  Mortgage Index(4)  4.34       6.29       4.96        5.81       6.76       NA         NA        NA        NA       NA         NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2) Maximum sales charge is 4.50% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) The Merrill Lynch U.S. Corporate, Government & Mortgage Index, is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.

(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(7) Assumes maximum applicable sales charge.

(8) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,7)

                        [CHART OF CUMULATIVE PERFORMANCE]

                        Class A Shares (includes              Merrill Lynch U.S. High
                        maximum sales charge)(2)        Yield Master II Constrained Index(4)
04/30/1999                      $ 9,550                              $10,000
04/30/2000                        9,473                                9,713
04/30/2001                        9,386                               10,054
04/30/2002                        9,444                               10,410
04/30/2003                       10,241                               11,339
04/30/2004                       11,379                               13,011
04/30/2005                       12,000                               13,853
04/30/2006                       13,007                               15,077
04/30/2007                       14,358                               16,856
04/30/2008                       14,231                               16,733
04/30/2009                       13,456                               13,988

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(6)


                               % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(7)     EXPENSE RATIO(8)

                                                               Since
                                                              6/30/06
                     1 Year   3 Years   5 Years   10 Years   Inception   1 Year   3 Years   5 Years   10 Years    Gross    Net
                     -------------------------------------------------   -------------------------------------   --------------
Class A Shares(2)     (5.44)%   1.14%    3.41%     3.48%         --      (9.70)%   (0.42)%   2.46%      3.01%    1.14%    1.00%
Class B Shares(3)     (6.22)    0.40     2.64      2.73          --      (10.14)   (0.57)    2.34       2.73     1.90     1.75
Class Y Shares(5)     (5.22)      --       --        --        1.79%         --       --       --         --     0.89     0.75
Merrill Lynch
  U.S. High
  Yield Master II
  Constrained
  Index(4)           (14.00)   (1.54)    2.03      3.41       (1.23)        NA        NA       NA         NA       NA      NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2)  Maximum sales charge is 4.50% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) The Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.

(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(7)  Assumes maximum applicable sales charge.

(8) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
6

================================================================================
 DIVERSIFIED INCOME FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]


                        Class A Shares (includes        Merrill Lynch U.S. Corporate,
                        maximum sales charge)(2)        Government & Mortgage Index(4)      Russell 1000(R) Index(5)
04/30/1999                      $ 9,425                            $10,000                           $10,000
04/30/2000                       10,158                             10,124                            11,245
04/30/2001                       10,099                             11,361                             9,709
04/30/2002                        9,628                             12,245                             8,546
04/30/2003                        9,014                             13,559                             7,395
04/30/2004                       10,269                             13,810                             9,163
04/30/2005                       10,924                             14,551                             9,823
04/30/2006                       11,784                             14,649                            11,464
04/30/2007                       12,868                             15,735                            13,201
04/30/2008                       12,626                             16,864                            12,592
04/30/2009                       10,612                             17,595                             8,147

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(6)


                         % RETURN WITHOUT SALES CHARGE           % RETURN AFTER SALES CHARGE(7)      EXPENSE RATIO(8)

                     1 Year   3 Years   5 Years   10 Years   1 Year    3 Years   5 Years   10 Years   Gross    Net
                     -------------------------------------   --------------------------------------  ----------------
Class A Shares(2)   (15.96)%   (3.43)%    0.66%      1.20%   (20.76)%   (5.33)%   (0.52)%    0.60%     1.29%    1.10%
Class B Shares(3)   (16.58)    (4.14)    (0.09)      0.44    (20.19)    (5.08)    (0.41)     0.44      2.04     1.85
Russell 1000(R)
  Index)(5)         (35.30)   (10.76)    (2.32)     (2.03)      NA        NA        NA        NA        NA       NA
Merrill Lynch
  U.S. Corporate,
  Government &
  Mortgage Index(4)   4.34      6.29      4.96       5.81       NA        NA        NA        NA        NA       NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2)  Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) The Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

(5) The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(7)  Assumes maximum applicable sales charge.

(8) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 LARGE CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                        Class A Shares (includes
                        maximum sales charge)(2)        Russell 1000(R) Value Index(4)
04/30/1999                      $ 9,425                            $10,000
04/30/2000                        9,965                              9,612
04/30/2001                        9,072                             10,230
04/30/2002                        8,247                              9,830
04/30/2003                        6,777                              8,551
04/30/2004                        8,449                             10,797
04/30/2005                        9,227                             12,300
04/30/2006                       10,613                             14,552
04/30/2007                       12,429                             17,193
04/30/2008                       11,442                             15,650
04/30/2009                        7,033                              9,514

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(6)


                             % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(7)     EXPENSE RATIO(8)

                                                             Since
                                                            6/30/06
                   1 Year   3 Years   5 Years   10 Years   Inception   1 Year   3 Years   5 Years   10 Years    Gross    Net
                   -------------------------------------------------   -------------------------------------   --------------
Class A Shares(2)  (38.54)% (12.82)%  (3.60)%   (2.88)%        --      (42.05)%  (14.53)%  (4.75)%   (3.46)%     1.16%    1.16%
Class B Shares(3)  (38.98)  (13.44)   (4.31)    (3.60)         --      (41.69)   (14.43)   (4.68)    (3.60)      1.91     1.91
Class Y Shares(5)  (38.42)      --       --        --      (12.65)%        --        --       --        --       0.91     0.91
Russell 1000(R)
  Value Index(4)   (39.21)  (13.21)   (2.50)    (0.50)     (13.35)        NA        NA       NA        NA         NA       NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2)  Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) The Russell 1000(R) Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.

(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(7)  Assumes maximum applicable sales charge.

(8) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
8

================================================================================
 LARGE CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                        Class A Shares (includes
                        maximum sales charge)(2)         Russell 1000(R) Growth Index(4)
04/30/1999                      $ 9,425                            $10,000
04/30/2000                       10,947                             12,758
04/30/2001                       11,039                              8,643
04/30/2002                        9,049                              6,906
04/30/2003                        7,261                              5,915
04/30/2004                        8,857                              7,195
04/30/2005                        9,363                              7,224
04/30/2006                       10,230                              8,320
04/30/2007                       11,197                              9,340
04/30/2008                       11,369                              9,318
04/30/2009                        8,137                              6,376

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(6)


                             % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(7)     EXPENSE RATIO(8)

                                                             Since
                                                            6/30/06
                   1 Year   3 Years   5 Years   10 Years   Inception   1 Year   3 Years   5 Years   10 Years    Gross     Net
                   -------------------------------------------------   -------------------------------------    --------------
Class A Shares(2)  (28.43)% (7.34)%   (1.68)%   (1.46)%        --      (32.55)%  (9.15)%   (2.84)%   (2.04)%     1.34%    1.20%
Class B Shares(3)  (29.01)  (8.07)    (2.44)    (2.19)         --      (32.21)   (9.15)    (2.83)    (2.19)      2.10     1.95
Class Y Shares(5)  (28.29)     --        --        --       (6.19)%        --       --        --        --       1.09     0.95
Russell 1000(R)
  Growth Index(4)  (31.57)  (8.49)    (2.39)    (4.40)      (7.80)        NA       NA        NA        NA         NA       NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2)  Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) The Russell 1000(R) Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.

(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(7)  Assumes maximum applicable sales charge.

(8) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                           Class A Shares (includes            Russell Midcap(R)
                           maximum sales charge)(2)             Value Index(4)
2/28/2001                          $ 9,425                          $10,000
4/30/2001                            9,793                           10,258
4/30/2002                           10,601                           11,121
4/30/2003                            8,630                            9,621
4/30/2004                           11,281                           12,981
4/30/2005                           12,212                           15,616
4/30/2006                           15,139                           19,481
4/30/2007                           17,472                           23,310
4/30/2008                           15,719                           20,486
4/30/2009                           10,365                           12,955

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(6)


                          % RETURN WITHOUT SALES CHARGE                    % RETURN AFTER SALES CHARGE(9)         EXPENSE RATIO(10)
                                              Since         Since
                                             2/28/01        6/30/06                                     Since
              1 Year   3 Years   5 Years   Inception(7)   Inception(8)  1 Year   3 Years   5 Years   Inception(7)    Gross   Net
              --------------------------------------------------------  -----------------------------------------    -----------
Class A
  Shares(2)   (34.06)% (11.86)%  (1.68)%      1.17%             --      (37.86)% (13.59)%  (2.84)%       0.44%       1.81%   1.40%
Class B
  Shares(3)   (34.53)  (12.57)   (2.44)       0.38              --      (37.46)  (13.31)   (2.70)        0.38        2.56    2.15
Class Y
  Shares(5)   (33.92)      --       --          --          (11.11)%        --       --       --           --        1.49    1.15
Russell
  Midcap(R)
  Value
  Index(4)    (36.76)  (12.56)    0.06        3.22          (12.71)        NA       NA       NA           NA          NA      NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2)  Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) The Russell Midcap(R) Value Index is a mid-cap market index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.

(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(7) Class A and B shares commenced investment operations on February 28, 2001. The annualized since inception index return (without sales charges) is also from February 28, 2001.

(8) Class Y shares commenced investment operations on June 30, 2006. The annualized since inception index return (without sales charges) is also from June 30, 2006.

(9)  Assumes maximum applicable sales charge.

(10) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
10

================================================================================
 MID CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                                 Class A Shares                 Russell Midcap(R)
                       (includes maximum sales charge)(2)         Growth Index(4)
2/29/2000                          $9,425                           $10,000
4/30/2000                           8,087                             9,357
4/30/2001                           5,353                             6,599
4/30/2002                           3,949                             5,609
4/30/2003                           3,450                             4,674
4/30/2004                           4,486                             6,363
4/30/2005                           4,562                             6,812
4/30/2006                           5,825                             8,738
4/30/2007                           6,598                             9,710
4/30/2008                           6,161                             9,522
4/30/2009                           4,006                             6,126

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(6)


                          % RETURN WITHOUT SALES CHARGE                    % RETURN AFTER SALES CHARGE(9)         EXPENSE RATIO(10)
                                              Since          Since
                                             2/29/00        6/30/06                                     Since
              1 Year   3 Years   5 Years   Inception(7)   Inception(8)  1 Year   3 Years   5 Years   Inception(7)    Gross   Net
              --------------------------------------------------------  -----------------------------------------    -----------
Class A
  Shares(2)   (34.98)% (11.73)%  (2.24)%      (8.91)%           --      (38.75)% (13.47)%  (3.39)%       (9.50)%     1.44%   1.40%
Class B
  Shares(3)   (35.41)  (12.42)   (2.99)       (9.59)            --      (38.32)  (13.45)   (3.38)        (9.59)      2.19    2.15
Class Y
  Shares(5)   (34.82)      --       --           --         (10.38)%        --       --       --            --       1.19    1.15
Russell
  Midcap(R)
  Growth
  Index(4)    (35.66)  (11.16)   (0.76)       (5.20)        (10.06)        NA       NA       NA            NA         NA      NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2)  Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) The Russell Midcap(R) Growth Index is a mid-cap market index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.

(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(7) Class A and B shares commenced investment operations on February 29, 2000. The annualized since inception index return (without sales charges) is also from February 29, 2000.

(8) Class Y shares commenced investment operations on June 30, 2006. The annualized since inception index return (without sales charges) is also from June 30, 2006.

(9)  Assumes maximum applicable sales charge.

(10) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 SMALL CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                                Class A Shares                   Russell 2000(R)
                      (includes maximum sales charge)(2)         Value Index(4)
12/27/2006                         $ 9,425                          $10,000
 4/30/2007                          10,028                           10,246
 4/30/2008                           8,986                            8,696
 4/30/2009                           6,601                            5,968

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(6)

                               % RETURN WITHOUT SALES CHARGE               % RETURN AFTER SALES CHARGE(9)    EXPENSE RATIO(10)

                                        Since               Since                             Since
                                       12/27/06            1/9/07                            12/27/06
                       1 Year        Inception(7)        Inception(8)        1 Year        Inception(7)        Gross      Net
                       ----------------------------------------------        --------------------------        --------------
Class A Shares(2)      (26.54)%        (14.10)%                 --           (30.77)%        (16.25)%          2.18%     1.50%
Class B Shares(3)      (26.65)         (14.53)                  --           (29.95)         (15.80)           7.88      2.25
Class Y Shares(5)      (26.23)             --               (13.37)%             --              --            1.61      1.25
Russell 2000(R)
  Value Index(4)       (31.37)         (19.76)              (19.46)            NA              NA               NA        NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2)  Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) The Russell 2000(R) Value Index is a small-cap market index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.

(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(7) Class A and B shares commenced investment operations on December 27, 2006. The annualized since inception index return (without sales charges) is also from December 27, 2006.

(8) Class Y shares commenced investment operations on January 9, 2007. The annualized since inception index return (without sales charges) is also from January 9, 2007.

(9)  Assumes maximum applicable sales charge.

(10) The expense ratio is based on estimated expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
12

================================================================================
 SMALL CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

              CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                                Class A Shares                  Russell 2000(R)
                     (includes maximum sales charge)(2)         Growth Index(4)
12/27/2006                         $9,425                           $10,000
4/30/2007                           9,917                            10,520
4/30/2008                           9,070                             9,815
4/30/2009                           5,312                             6,834

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(6)

                                % RETURN WITHOUT SALES CHARGE              % RETURN AFTER SALES CHARGE(9)    EXPENSE RATIO(10)

                                        Since               Since                             Since
                                       12/27/06            1/9/07                            12/27/06
                       1 Year        Inception(7)        Inception(8)        1 Year        Inception(7)        Gross      Net
                       ----------------------------------------------        --------------------------        --------------
Class A Shares(2)      (41.43)%        (21.71)%                 --           (44.80)%        (23.66)%          2.17%     1.50%
Class B Shares(3)      (41.76)         (22.25)                  --           (44.38)         (23.41)           9.51      2.25
Class Y Shares(5)      (41.30)             --               (21.28)%             --              --            1.56      1.25
Russell 2000(R)
  Growth Index(4)      (30.36)         (14.98)              (14.80)            NA              NA               NA        NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2)  Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) The Russell 2000(R) Growth Index is a small-cap market index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.

(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(7) Class A and B shares commenced investment operations on December 27, 2006. The annualized since inception index return (without sales charges) is also from December 27, 2006.

(8) Class Y shares commenced investment operations on January 9, 2007. The annualized since inception index return (without sales charges) is also from January 9, 2007.

(9)  Assumes maximum applicable sales charge.

(10) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                                Class A Shares                     MSCI EAFE
                      (includes maximum sales charge)(2)            Index(4)
4/30/1999                          $ 9,425                          $10,000
4/30/2000                            9,336                           11,417
4/30/2001                            8,190                            9,584
4/30/2002                            7,689                            8,279
4/30/2003                            6,712                            6,961
4/30/2004                            9,303                            9,798
4/30/2005                           10,984                           11,309
4/30/2006                           14,860                           15,153
4/30/2007                           16,934                           18,232
4/30/2008                           17,106                           17,992
4/30/2009                           10,539                           10,360

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2009(6)


                             % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(7)     EXPENSE RATIO(8)

                                                             Since
                                                            6/30/06
                   1 Year   3 Years   5 Years   10 Years   Inception   1 Year   3 Years   5 Years   10 Years    Gross    Net
                   -------------------------------------------------   -------------------------------------   --------------
Class A Shares(2)  (38.39)% (10.82)%  2.53%     1.13%          --      (41.92)% (12.56)%  1.32%     0.53%       1.93%   1.60%
Class B Shares(3)  (38.85)  (11.48)   1.78      0.37           --      (41.50)  (12.24)   1.48      0.37        2.69    2.35
Class Y Shares(5)  (38.19)      --      --        --        (9.38)%        --       --      --        --        1.68    1.35
MSCI EAFE Index(4) (42.42)  (11.91)   1.12      0.35       (10.25)         NA       NA      NA        NA          NA      NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.

(2)  Maximum sales charge is 5.75% for class A shares.

(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.

(4) The MSCI EAFE (Europe, Australasia & Far East) Index is free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.

(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

(7)  Assumes maximum applicable sales charge.

(8) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
14

================================================================================
 CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [PIE CHART OF PORTFOLIO ALLOCATION]

Bond Funds                                                                   58%
Stock Funds                                                                  28%
Foreign Stock Funds                                                           8%
Alternative Assets Class Funds                                                5%
Money Market Funds and Other Net Assets                                       1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                              AS OF APRIL 30, 2009

MEMBERS Bond Fund Class Y                                                    30%
MEMBERS High Income Fund Class Y                                             13%
Dodge & Cox Income Fund                                                      10%
MEMBERS Large Cap Growth Fund Class Y                                         9%
MEMBERS International Stock Fund Class Y                                      8%
MEMBERS Large Cap Value Fund Class Y                                          7%
Victory Special Value Fund Cass I                                             6%
Fairholme Fund                                                                6%
Oppenheimer International Bond Fund                                           5%
Nakoma Absolute Return Fund Class Y                                           5%
SSgA Prime Money Market Fund                                                  1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 99.99%
--------------------------------------------------------------------------------------------------
               ALTERNATIVE ASSET CLASS FUNDS - 4.79%
     65,730    Nakoma Absolute
               Return Fund* ........................................                   $ 1,382,296
                                                                                       -----------
               BOND FUNDS - 58.01%
    237,629    Dodge & Cox Income Fund .............................                     2,861,047
    879,332    MEMBERS Bond Fund,
               Class Y (R) .........................................                     8,696,590
    618,930    MEMBERS High Income Fund,
               Class Y (R) .........................................                     3,763,097
    249,288    Oppenheimer International
               Bond Fund, Class Y ..................................                     1,428,419
                                                                                       -----------
                                                                                        16,749,153
                                                                                       -----------
               STOCK FUNDS - 28.30%
     76,511    Fairholme Fund ......................................                     1,751,336
                                                                                       -----------
                                                                                         8,169,347
                                                                                       -----------
    232,045    MEMBERS Large Cap Growth
               Fund, Class Y (R) ...................................                     2,642,994
    225,423    MEMBERS Large Cap Value
               Fund, Class Y (R) ...................................                     2,028,802
    165,990    Victory Special Value Fund,
               Class I .............................................                     1,746,215
               FOREIGN STOCK FUNDS - 8.61%
    317,491    MEMBERS International
               Stock Fund, Class Y (R) .............................                     2,485,952
                                                                                       -----------
               MONEY MARKET FUNDS - 0.28%
     81,682    SSgA Prime Money Market
               Fund ................................................                        81,682
                                                                                       -----------
               TOTAL INVESTMENT COMPANIES - 99.99%
               (Cost $32,867,959**) ................................                    28,868,430

NET OTHER ASSETS AND LIABILITIES - 0.01%
--------------------------------------------------------------------------------------------------
                                                                                             2,052
TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 28,870,482

--------------------------------------------------------------------------------

   *   Non-income producing.

  **   Aggregate cost for Federal tax purposes was $34,213,313.

 (R)   Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [PIE CHART OF PORTFOLIO ALLOCATION]

STOCK FUNDS                                                                  41%
Bond Funds                                                                   34%
Foreign Stock Funds                                                          16%
Alternative Asset Class Funds                                                 8%
Money Market Funds and Other Net Assets                                       1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                              AS OF APRIL 30, 2009

MEMBERS BOND FUND CLASS Y                                                    17%
MEMBERS International Stock Fund Class Y                                     15%
MEMBERS Large Cap Growth Fund Class Y                                        12%
MEMBERS High Income Fund Class Y                                             10%
MEMBERS LARGE CAP VALUE FUND CLASS Y                                          9%
Victory Special Value Fund, Class I                                           6%
Fairholme Fund                                                                6%
Gateway Fund Class Y                                                          5%
Dodge & Cox Income Fund                                                       4%
Oppenheimer International Bond Fund                                           3%
Nakoma Absolute Return Fund                                                   3%
MEMBERS Mid Cap Growth Fund Class Y                                           3%
MEMBERS SMALL CAP VALUE FUND CLASS Y                                          3%
MEMBERS Small Cap Growth Fund Class Y                                         2%
Principal International Emerging Markets Fund                                 1%
SSgA Prime Money Market Fund                                                  1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 99.98%
--------------------------------------------------------------------------------------------------
               ALTERNATIVE ASSET CLASS FUNDS - 8.06%
    157,469    Gateway Fund, Class Y ...............................                   $ 3,675,335
     96,683    Nakoma Absolute Return
               Fund*................................................                     2,033,248
                                                                                       -----------
                                                                                         5,708,583
                                                                                       -----------
               BOND FUNDS - 33.79%
    228,631    Dodge & Cox Income Fund .............................                     2,752,712
  1,254,006    MEMBERS Bond Fund,
               Class Y (R)..........................................                    12,402,115
  1,107,648    MEMBERS High Income Fund,
               Class Y (R)..........................................                     6,734,501
    359,327    Oppenheimer International
               Bond Fund, Class Y ..................................                     2,058,945
                                                                                       -----------
                                                                                        23,948,273
                                                                                       -----------
               STOCK FUNDS - 41.40%
    180,510    Fairholme Fund ......................................                     4,131,882
    773,833    MEMBERS Large Cap Growth
               Fund, Class Y (R) ...................................                     8,813,957
    677,786    MEMBERS Large Cap Value
               Fund, Class Y (R) ...................................                     6,100,073
    487,417    MEMBERS Mid Cap Growth
               Fund, Class Y (R)* ..................................                     2,071,524
    298,282    MEMBERS Small Cap Growth
               Fund, Class Y (R)* ..................................                     1,670,381
    294,935    MEMBERS Small Cap Value
               Fund, Class Y (R) ...................................                     2,008,510
    431,792    Victory Special Value Fund,
               Class I .............................................                     4,542,455
                                                                                       -----------
                                                                                        29,338,782
                                                                                       -----------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
16

================================================================================
 MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES (CONTINUED)
--------------------------------------------------------------------------------------------------
               FOREIGN STOCK FUNDS - 16.59%
  1,381,853    MEMBERS International Stock
               Fund, Class Y (R) ...................................                   $10,819,911
     61,539    Principal International Emerging
               Markets Fund, Institutional
               Class................................................                       940,934
                                                                                       -----------
                                                                                        11,760,845
                                                                                       -----------
               MONEY MARKET FUNDS - 0.14%
     98,727    SSgA Prime Money Market
               Fund.................................................                        98,727
                                                                                       -----------
               TOTAL INVESTMENT COMPANIES - 99.98%
               (Cost $89,110,871**) ................................                    70,855,210

NET OTHER ASSETS AND LIABILITIES - 0.02%
--------------------------------------------------------------------------------------------------
                                                                                            14,631

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $70,869,841

--------------------------------------------------------------------------------

   *   Non-income producing.

  **   Aggregate cost for Federal tax purposes was $92,182,467.

 (R)   Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [PIE CHART OF PORTFOLIO ALLOCATION]

Stock Funds                                                             56%
Foreign Stock Funds                                                     26%
Bond Funds                                                              10%
Alternative Asset Class Funds                                            7%
Money Market Funds and Other Net Assets                                  1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                              AS OF APRIL 30, 2009

MEMBERS International Stock Fund Class Y                                19%
MEMBERS Large Cap Growth Fund Class Y                                   16%
Victory Special Value Fund                                              11%
MEMBERS Large Cap Value Fund Class Y                                     8%
Gateway Fund Class Y                                                     7%
MEMBERS Mid Cap Growth Fund Class Y                                      7%
MEMBERS High Income Fund Class Y                                         6%
Laudus International MarketMasters Fund, Select Shares                   5%
MEMBERS Small Cap Growth Fund Class Y                                    5%
Fairholme Fund                                                           5%
MEMBERS Small Cap Value Fund Class Y                                     4%
MEMBERS Bond Fund Class Y                                                4%
Principal International Emerging Markets Fund                            2%
SSgA Prime Money Market Fund                                             1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 99.83%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASS FUNDS - 7.23%
     71,236   Gateway Fund, Class Y ...........................................        $ 1,662,643
                                                                                       -----------
              BOND FUNDS - 10.02%
     84,016   MEMBERS Bond Fund, Class Y (R)...................................            830,922
    242,544   MEMBERS High Income Fund, Class Y (R)............................          1,474,671
                                                                                       -----------
                                                                                         2,305,593
                                                                                       -----------
              STOCK FUNDS - 55.80%
     51,431   Fairholme Fund ..................................................          1,177,252
    321,073   MEMBERS Large Cap Growth Fund, Class Y (R) ......................          3,657,025
    215,497   MEMBERS Large Cap Value Fund, Class Y (R) .......................          1,939,476
    350,160   MEMBERS Mid Cap Growth Fund, Class Y (R)* .......................          1,488,179
    181,330   MEMBERS Small Cap GrowthFund, Class Y (R)* ......................          1,015,446
    163,129   MEMBERS Small Cap ValueFund, Class Y (R) ........................          1,110,909
    233,231   Victory Special Value Fund, Class I .............................          2,453,588
                                                                                       -----------
                                                                                        12,841,875
                                                                                       -----------
              FOREIGN STOCK FUNDS - 26.55%
    102,492   Laudus International MarketMasters Fund, Select Shares ..........          1,147,906
    557,673   MEMBERS International Stock Fund, Class Y (R) ...................          4,366,580
     39,007   Principal International Emerging Markets Fund, Institutional
              Class ...........................................................            596,419
                                                                                       -----------
                                                                                         6,110,905
                                                                                       -----------
              MONEY MARKET FUNDS - 0.23%
     52,849   SSgA Prime Money Market Fund.....................................             52,849
                                                                                       -----------

              TOTAL INVESTMENT COMPANIES - 99.83%
              (Cost $31,258,888**) ............................................         22,973,865

NET OTHER ASSETS AND LIABILITIES - 0.17%
--------------------------------------------------------------------------------------------------
                                                                                            39,825

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $23,013,690

--------------------------------------------------------------------------------

   *   Non-income producing.

  **   Aggregate cost for Federal tax purposes was $32,485,156.

 (R)   Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
18

================================================================================
 CASH RESERVES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [PIE CHART OF PORTFOLIO ALLOCATION]

Federal National Mortgage Association                                   36%
Federal Home Loan Mortgage Corp.                                        29%
Federal Home Loan Bank                                                  11%
U.S. Treasury Bills                                                     10%
Cash and Other Net Assets                                                8%
U.S. Cash Management Bills                                               3%
Commercial Paper                                                         3%

                                   [END CHART]

--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
COMMERCIAL PAPER - 3.31%
--------------------------------------------------------------------------------------------------
              OIL, GAS & CONSUMABLE FUELS - 3.31%
 $  800,000   Chevron Corp.
              0.270%, due 05/13/09 ............................................       $    799,928
                                                                                      ------------

              TOTAL COMMERCIAL PAPER
              (Cost $799,928)..................................................            799,928

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 88.95%
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN BANK - 10.91% (A)
    500,000   0.160%, due 05/06/09 ............................................            499,989
    685,000   0.080%, due 05/07/09 ............................................            684,991
    780,000   0.010%, due 05/22/09 ............................................            779,945
    675,000   0.100%, due 05/27/09 ............................................            674,951
                                                                                      ------------
                                                                                         2,639,876
                                                                                      ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 28.96%
    725,000   0.140%, due 05/08/09 (A).........................................            724,980
    500,000   0.130%, due 05/19/09 (A).........................................            499,968
    600,000   5.250%, due 05/21/09 ............................................            601,648
    650,000   0.210%, due 06/01/09 (A).........................................            649,882
    750,000   5.000%, due 06/11/09 ............................................            753,874
    398,000   0.350%, due 06/17/09 (A).........................................            397,818
    800,000   0.350%, due 06/22/09 (A).........................................            799,595
  1,080,000   0.140%, due 06/26/09 (A).........................................          1,079,765
    750,000   0.230%, due 07/06/09 (A).........................................            749,684
    750,000   0.401%, due 10/08/09 (G) ........................................            749,827
                                                                                      ------------
                                                                                         7,007,041
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 36.07%
    370,000   0.200%, due 05/06/09 (A).........................................            369,990
    850,000   0.200%, due 05/11/09 (A).........................................            849,953
    837,000   4.250%, due 05/15/09 ............................................            838,187
    681,000   0.280%, due 05/18/09 (A).........................................            680,899
  1,000,000   0.070%, due 05/20/09 (A).........................................            999,963
    738,000   0.220%, due 05/26/09 (A).........................................            737,818
    220,000   0.450%, due 05/29/09 (A).........................................            219,923
    685,000   4.200%, due 06/08/09 ............................................            687,666
    350,000   0.360%, due 06/10/09 (A).........................................            349,860
    850,000   6.375%, due 06/15/09 ............................................            856,340
    750,000   0.210%, due 06/23/09 (A).........................................            749,768
    227,000   0.350%, due 06/24/09 (A).........................................            226,881
    500,000   6.625%, due 09/15/09 ............................................            511,112
    650,000   0.760%, due 11/02/09 (A).........................................            647,461
                                                                                      ------------
                                                                                         8,725,821
                                                                                      ------------
              U.S. CASH MANAGEMENT BILLS - 3.10% (A)
    750,000   0.130%, due 06/24/09 ............................................            749,852
                                                                                      ------------
              U.S. TREASURY BILLS - 9.91% (A)
    850,000   0.107%, due 05/28/09 ............................................            849,932
    750,000   0.239%, due 10/15/09 ............................................            749,168
    800,000   0.297%, due 11/19/09 ............................................            798,667
                                                                                      ------------
                                                                                         2,397,767
                                                                                      ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $21,520,357) ..............................................         21,520,357

Shares
------
INVESTMENT COMPANIES - 7.10%
--------------------------------------------------------------------------------------------------
    850,611   SEI Daily Income Trust Treasury II Fund .........................            850,611
    867,485   SSgA U.S. Treasury Money Market Fund ............................            867,485

              TOTAL INVESTMENT COMPANIES
              (Cost $1,718,096) ...............................................          1,718,096

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 CASH RESERVES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    Value (Note 2)
                                                                                    --------------

TOTAL INVESTMENTS - 99.36%
--------------------------------------------------------------------------------------------------
(Cost $24,038,381**) ..........................................................       $ 24,038,381

NET OTHER ASSETS AND LIABILITIES - 0.64%
--------------------------------------------------------------------------------------------------
                                                                                           155,416

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 24,193,797

--------------------------------------------------------------------------------

  ** Aggregate cost for Federal tax purposes was $24,038,381.

 (A) Rate noted represents annualized yield at time of purchase.

 (G) Floating rate note. Date shown is next reset date.

     The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
20

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [PIE CHART OF PORTFOLIO ALLOCATION]

U.S. Government and Agency Obligations                                  45%
Mortgage Backed                                                         24%
Corporate Notes and Bonds                                               18%
Cash and Other Net Assets                                                6%
Commercial Paper                                                         3%
Commercial Mortgage Backed                                               2%
Private Label Mortgage Backed                                            1%
Asset Backed                                                             1%

                                   [END CHART]

Par Value                                                        Value (Note 2)
---------                                                        -------------
ASSET BACKED - 1.32%
------------------------------------------------------------------------------
$    64,040    ABSC Long Beach Home Equity Loan
               Trust, Series 2000-LB1, Class AF5 (M)
               8.550%, due 09/21/30 ....................          $     60,622
    213,096    Ameriquest Mortgage Securities, Inc.,
               Series 2004-FR1, Class M2 (M)
               5.207%, due 05/25/34 ....................                52,264
    670,000    Chase Issuance Trust,
               Series 2007-A17, Class A
               5.120%, due 10/15/14 ....................               691,177
    560,000    GMAC Mortgage Corp. Loan Trust,
               Series 2004-HE2, Class M1 (G)
               3.950%, due 10/25/33 ....................               414,719
    283,566    Green Tree Financial Corp.,
               Series 1998-2, Class A6 (G)
               6.810%, due 12/01/27 ....................               207,940
  1,500,000    New Century Home Equity Loan Trust,
               Series 2003-5, Class AI5 (G)
               5.500%, due 11/25/33 ....................               995,930
    262,097    Wells Fargo Home Equity Trust,
               Series 2004-2, Class M8A (C)(G)
               3.438%, due 05/25/34 ....................                20,354
                                                                  ------------
               TOTAL ASSET BACKED
               (Cost $3,552,196) .......................             2,443,006

COMMERCIAL MORTGAGE BACKED - 2.10%
------------------------------------------------------------------------------
    110,196    Bear Stearns Commercial Mortgage
               Securities, Series 2001-TOP4, Class A1
               5.060%, due 11/15/16 ....................               110,721
    640,000    Bear Stearns Commercial Mortgage
               Securities, Series 2003-T10,
               Class E (C)(G)
               5.540%, due 03/13/40 ....................               266,978
    525,000    Bear Stearns Commercial Mortgage
               Securities, Series 2004-T16,
               Class A6 (G)
               4.750%, due 02/13/46 ....................               454,535
    325,000    Bear Stearns Commercial Mortgage
               Securities, Series 2005-T20,
               Class F (C)(G)
               5.150%, due 10/12/42 ....................                76,506
    688,000    Government National Mortgage
               Association, Series 2004-43,
               Class C (G)
               5.008%, due 12/16/25 ....................               722,197
  1,200,000    Greenwich Capital Commercial
               Funding Corp., Series 2004-GG1,
               Class A7 (G)
               5.317%, due 06/10/36 ....................             1,106,519
    800,000    LB-UBS Commercial
               Mortgage Trust,
               Series 2004-C8, Class A6 (G)
               4.799%, due 12/15/29 ....................               600,917
    575,000    Morgan Stanley Capital I,
               Series 2004-HQ4, Class A7
               4.970%, due 04/14/40 ....................               511,455
    330,000    Multi Security Asset Trust,
               Series 2005-RR4A, Class J (C)(G)
               5.880%, due 11/28/35 ....................                25,865
                                                                  ------------
               TOTAL COMMERCIAL MORTGAGE BACKED
               (Cost $5,150,282) .......................             3,875,693

PRIVATE LABEL MORTGAGE BACKED - 0.79%
------------------------------------------------------------------------------
    742,059    Banc of America Alternative Loan Trust,
               Series 2005-12, Class 3CB1
               6.000%, due 01/25/36 ....................               515,963
  1,453,469    Banc of America Alternative Loan Trust,
               Series 2006-3, Class 2CB1
               6.000%, due 04/25/36 ....................               937,942
                                                                  ------------
               TOTAL PRIVATE LABEL MORTGAGE BACKED
               (Cost $2,186,160) .......................             1,453,905

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                        Value (Note 2)
---------                                                        -------------
CORPORATE NOTES AND BONDS - 18.33%
------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 1.18%
$   750,000    American Association of Retired
               Persons (C)
               7.500%, due 05/01/31 ....................          $    804,973
    575,000    Erac USA Finance Co. (C)
               6.700%, due 06/01/34 ....................               361,811
  1,000,000    McDonald's Corp.
               5.000%, due 02/01/19 ....................             1,013,762
                                                                  ------------
                                                                     2,180,546
                                                                  ------------
               CONSUMER STAPLES - 1.31%
  1,000,000    Campbell Soup Co.
               4.500%, due 02/15/19 ....................               986,673
    215,000    PepsiCo, Inc./NC
               4.650%, due 02/15/13 ....................               228,816
  1,000,000    PepsiCo, Inc./NC
               7.900%, due 11/01/18 ....................             1,206,873
                                                                  ------------
                                                                     2,422,362
                                                                  ------------
               ENERGY - 0.78%
    240,000    Hess Corp.
               7.875%, due 10/01/29 ....................               227,769
    850,000    Transocean, Inc.
               6.000%, due 03/15/18 ....................               840,513
    450,000    Valero Energy Corp.
               7.500%, due 04/15/32 ....................               370,058
                                                                  ------------
                                                                     1,438,340
                                                                  ------------
               FINANCE - 3.43%
    500,000    American General Finance
               Corp., Series H
               4.625%, due 09/01/10 ....................               299,268
    215,000    Bank of America Corp.
               5.750%, due 12/01/17 ....................               175,646
    420,000    Bear Stearns Cos. LLC/The
               7.250%, due 02/01/18 ....................               428,912
  1,250,000    Caterpillar Financial Services Corp.
               7.050%, due 10/01/18 ....................             1,235,421
    255,000    CIT Group, Inc.
               7.625%, due 11/30/12 ....................               158,153
    290,000    General Electric Global Insurance
               Holding Corp.
               7.000%, due 02/15/26 ....................               226,768
    330,000    General Electric Global Insurance
               Holding Corp.
               7.750%, due 06/15/30 ....................               266,527
    750,000    Goldman Sachs Group, Inc./The
               5.700%, due 09/01/12 ....................               755,099
    520,000    Lehman Brothers Holdings, Inc. (E)
               5.750%, due 01/03/17 ....................                    52
    530,000    Merrill Lynch & Co., Inc.
               6.150%, due 04/25/13 ....................               487,282
    440,000    SLM Corp.
               5.125%, due 08/27/12 ....................               303,692
    800,000    Textron Financial Corp.
               6.000%, due 11/20/09 ....................               764,255
    250,000    UBS AG/Stamford Branch
               5.750%, due 04/25/18 ....................               216,205
    500,000    US Bank NA/Cincinnati, OH
               6.300%, due 02/04/14 ....................               519,978
    485,000    Wells Fargo & Co.
               5.250%, due 10/23/12 ....................               484,845
                                                                  ------------
                                                                     6,322,103
                                                                  ------------
               FOOD & DRUG RETAILERS - 0.54%
  1,000,000    Walgreen Co.
               5.250%, due 01/15/19 ....................               994,666
                                                                  ------------
               FORESTRY/PAPER - 0.34%
    325,000    Westvaco Corp.
               8.200%, due 01/15/30 ....................               248,363
    500,000    Weyerhaeuser Co.
               7.375%, due 03/15/32 ....................               380,300
                                                                  ------------
                                                                       628,663
                                                                  ------------
               HEALTH CARE - 0.80%
    500,000    Eli Lilly & Co.
               6.570%, due 01/01/16 ....................               518,753
    325,000    Genentech, Inc.
               5.250%, due 07/15/35 ....................               274,168
    500,000    Merck & Co., Inc./NJ
               5.750%, due 11/15/36 ....................               458,172
    230,000    Wyeth
               6.500%, due 02/01/34 ....................               232,808
                                                                  ------------
                                                                     1,483,901
                                                                  ------------
               INDUSTRIALS - 2.59%
    240,000    Boeing Co./The
               8.625%, due 11/15/31 ....................               285,421
    215,000    DR Horton, Inc.
               5.250%, due 02/15/15 ....................               178,450
    105,000    EI Du Pont de Nemours & Co.
               5.000%, due 01/15/13 ....................               108,902
    800,000    General Electric Co.
               5.000%, due 02/01/13 ....................               821,132
    275,000    GMAC LLC
               7.250%, due 03/02/11 ....................               225,502
  1,000,000    Hewlett-Packard Co.
               6.125%, due 03/01/14 ....................             1,099,652
  1,000,000    Honeywell International, Inc.
               3.875%, due 02/15/14 ....................             1,007,998
    270,000    Lockheed Martin Corp.
               7.650%, due 05/01/16 ....................               306,295
    235,000    Waste Management, Inc.
               7.125%, due 12/15/17 ....................               223,467
    525,000    WM Wrigley Jr. Co.
               4.300%, due 07/15/10 ....................               517,125
                                                                  ------------
                                                                     4,773,944
                                                                  ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
22

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                        Value (Note 2)
---------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
------------------------------------------------------------------------------
               MEDIA - 1.18%
$   525,000    Comcast Cable Communications
               Holdings, Inc.
               9.455%, due 11/15/22 ....................          $    610,102
    455,000    Rogers Communications, Inc. (D)
               6.250%, due 06/15/13 ....................               464,173
  1,000,000    Time Warner Cable, Inc.
               8.250%, due 02/14/14 ....................             1,096,807
                                                                  ------------
                                                                     2,171,082
                                                                  ------------
               OFFICE ELECTRONICS - 0.36%
    660,000    Xerox Corp.
               6.875%, due 08/15/11 ....................               661,966
                                                                  ------------
               REAL ESTATE INVESTMENT TRUSTS - 0.33%
    490,000    HCP, Inc.
               6.700%, due 01/30/18 ....................               384,381
    270,000    Simon Property Group L.P.
               5.875%, due 03/01/17 ....................               215,830
                                                                  ------------
                                                                       600,211
                                                                  ------------
               TELECOMMUNICATIONS - 3.27%
  1,500,000    AT&T, Inc.
               4.850%, due 02/15/14 ....................             1,555,458
    400,000    Cisco Systems, Inc.
               5.500%, due 02/22/16 ....................               423,273
    775,000    New Cingular Wireless Services, Inc.
               7.875%, due 03/01/11 ....................               840,381
    265,000    Sprint Nextel Corp.
               6.000%, due 12/01/16 ....................               219,950
  1,000,000    Verizon Communications, Inc.
               8.750%, due 11/01/18 ....................             1,194,842
  1,500,000    Verizon Wireless Capital LLC (C)
               8.500%, due 11/15/18 ....................             1,796,405
                                                                  ------------
                                                                     6,030,309
                                                                  ------------
               TRANSPORTATION - 0.54%
    285,000    Burlington Northern Santa Fe Corp.
               8.125%, due 04/15/20 ....................               313,802
    359,000    Norfolk Southern Corp.
               5.590%, due 05/17/25 ....................               306,141
    390,000    Norfolk Southern Corp.
               7.050%, due 05/01/37 ....................               385,211
                                                                  ------------
                                                                     1,005,154
                                                                  ------------
               UTILITIES - 1.68%
    500,000    Energy East Corp.
               8.050%, due 11/15/10 ....................               515,655
    450,000    Illinois Power Co.
               7.500%, due 06/15/09 ....................               450,824
    285,000    Pacific Gas & Electric Co.
               6.050%, due 03/01/34 ....................               285,992
    250,000    Progress Energy, Inc.
               7.750%, due 03/01/31 ....................               263,500
    650,000    Sierra Pacific Power Co., Series M
               6.000%, due 05/15/16 ....................               623,968
    215,000    Virginia Electric and Power Co.
               5.100%, due 11/30/12 ....................               221,411
    750,000    Wisconsin Electric Power Co.
               6.500%, due 06/01/28 ....................               737,732
                                                                  ------------
                                                                     3,099,082
                                                                  ------------
               TOTAL CORPORATE NOTES AND BONDS
               (Cost $35,269,048) ......................            33,812,329

MORTGAGE BACKED - 24.11%
------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORP. - 2.48%
    478,558    5.000%, due 05/01/18
               Pool # E96322 ...........................               498,505
      4,999    8.000%, due 06/01/30
               Pool # C01005 ...........................                 5,477
      8,511    7.000%, due 03/01/31
               Pool # C48133 ...........................                 9,145
    111,775    6.500%, due 01/01/32
               Pool # C62333 ...........................               119,724
  1,858,696    5.000%, due 07/01/33
               Pool # A11325 ...........................             1,916,960
    164,259    6.000%, due 10/01/34
               Pool # A28439 ...........................               172,539
    138,166    6.000%, due 10/01/34
               Pool # A28598 ...........................               145,131
    171,324    5.000%, due 04/01/35
               Pool # A32315 ...........................               176,427
    142,993    5.000%, due 04/01/35
               Pool # A32316 ...........................               147,252
  1,323,128    5.500%, due 11/01/37
               Pool # A68787 ...........................             1,369,940
                                                                  ------------
                                                                     4,561,100
                                                                  ------------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION - 21.58%
    672,589    4.000%, due 04/01/15
               Pool # 255719 ...........................               683,210
    481,615    5.500%, due 04/01/16
               Pool # 745444 ...........................               499,837
     33,378    6.000%, due 05/01/16
               Pool # 582558 ...........................                35,234
    429,132    5.500%, due 02/01/18
               Pool # 673194 ...........................               449,700
    601,397    5.000%, due 05/01/20
               Pool # 813965 ...........................               624,208
    748,319    4.500%, due 09/01/20
               Pool # 835465 ...........................               771,587
     62,477    6.000%, due 05/01/21
               Pool # 253847 ...........................                65,983

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                        Value (Note 2)
---------                                                        -------------
MORTGAGE BACKED (CONTINUED)
------------------------------------------------------------------------------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION (CONTINUED)
$ 2,719,687    4.500%, due 04/01/23
               Pool # 974401 ...........................          $  2,797,725
  1,917,580    4.500%, due 06/01/23
               Pool # 984075 ...........................             1,972,603
     28,824    7.000%, due 12/01/29
               Pool # 762813 ...........................                31,255
     59,986    7.000%, due 11/01/31
               Pool # 607515 ...........................                64,727
    254,422    6.500%, due 03/01/32
               Pool # 631377 ...........................               272,593
      2,252    7.000%, due 04/01/32
               Pool # 641518 ...........................                 2,428
     31,249    7.000%, due 05/01/32
               Pool # 644591 ...........................                33,719
    739,072    6.500%, due 06/01/32
               Pool # 545691 ...........................               791,858
    272,272    6.000%, due 12/01/32
               Pool # 676552 ...........................               287,613
  1,665,537    5.500%, due 04/01/33
               Pool # 690206 ...........................             1,732,840
    786,254    5.000%, due 10/01/33
               Pool # 254903 ...........................               812,007
  1,164,483    5.500%, due 11/01/33
               Pool # 555880 ...........................             1,211,539
    120,964    5.000%, due 05/01/34
               Pool # 775604 ...........................               124,756
    312,499    5.000%, due 05/01/34
               Pool # 780890 ...........................               322,295
    186,702    5.000%, due 06/01/34
               Pool # 255230 ...........................               192,554
  1,458,780    5.500%, due 06/01/34
               Pool # 780384 ...........................             1,516,588
     17,533    7.000%, due 07/01/34
               Pool # 792636 ...........................                18,846
    268,415    5.500%, due 08/01/34
               Pool # 793647 ...........................               279,052
  1,325,230    5.500%, due 03/01/35
               Pool # 815976 ...........................             1,376,504
    590,782    5.500%, due 07/01/35
               Pool # 825283 ...........................               613,640
    784,924    5.000%, due 08/01/35
               Pool # 829670 ...........................               809,038
    379,329    5.500%, due 08/01/35
               Pool # 826872 ...........................               394,005
    588,642    5.000%, due 09/01/35
               Pool # 820347 ...........................               606,727
    611,977    5.000%, due 09/01/35
               Pool # 835699 ...........................               630,779
    764,855    5.000%, due 10/01/35
               Pool # 797669 ...........................               788,353
    824,314    5.500%, due 10/01/35
               Pool # 836912 ...........................               856,207
    696,599    5.000%, due 11/01/35
               Pool # 844504 ...........................               718,000
    821,971    5.000%, due 11/01/35
               Pool # 844809 ...........................               847,224
    833,051    5.000%, due 12/01/35
               Pool # 850561 ...........................               858,644
   1,350,428   6.000%, due 07/01/36
               Pool # 870749 ...........................             1,414,282
    801,612    6.000%, due 11/01/36
               Pool # 902510 ...........................               847,649
    741,450    5.500%, due 02/01/37
               Pool # 905140 ...........................               769,210
    776,326    5.500%, due 05/01/37
               Pool # 899323 ...........................               805,150
   1,145,567   5.500%, due 05/01/37
               Pool # 928292 ...........................             1,188,100
    976,379    6.000%, due 10/01/37
               Pool # 947563 ...........................             1,021,784
   2,078,733   6.500%, due 12/01/37
               Pool # 889072 ...........................             2,205,323
   2,179,161   5.000%, due 04/01/38
               Pool # 257160 ...........................             2,243,603
   1,173,300   5.500%, due 07/01/38
               Pool # 986805 ...........................             1,216,797
   1,270,111   5.500%, due 07/01/38
               Pool # 986973 ...........................             1,317,196
   1,311,650   5.000%, due 08/01/38
               Pool # 988934 ...........................             1,350,438
   1,256,186   6.500%, due 08/01/38
               Pool # 987711 ...........................             1,332,685
                                                                  ------------
                                                                    39,806,095
                                                                  ------------
               GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION - 0.05%
     17,516    8.000%, due 10/20/15
               Pool # 002995 ...........................                18,709
     44,473    6.500%, due 02/20/29
               Pool # 002714 ...........................                47,515
     26,962    6.500%, due 04/20/31
               Pool # 003068 ...........................                28,776
                                                                  ------------
                                                                        95,000
                                                                  ------------
               TOTAL MORTGAGE BACKED
               (Cost $42,569,513) ......................            44,462,195

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.70%
------------------------------------------------------------------------------
               FEDERAL FARM CREDIT BANK - 0.30%
    500,000    5.875%, due 10/03/16 ....................               559,924
                                                                  ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
24

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                        Value (Note 2)
---------                                                        -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE
               CORP. - 2.77%
$ 1,900,000    0.100%, due 05/04/09 (A).................          $  1,899,984
  2,500,000    4.875%, due 11/15/13 ....................             2,768,303
    400,000    4.500%, due 01/15/14 ....................               436,585
                                                                  ------------
                                                                     5,104,872
                                                                  ------------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION - 1.65%
  1,832,000    4.250%, due 05/15/09 ....................             1,834,788
  1,095,000    4.625%, due 10/15/14 ....................             1,204,755
                                                                  ------------
                                                                     3,039,543
                                                                  ------------
               U.S. TREASURY BILLS - 1.89% (A)
  3,500,000    0.320%, due 12/17/09 ....................             3,492,856
                                                                  ------------
               U.S. TREASURY BONDS - 5.30%
  2,905,000    6.625%, due 02/15/27 ....................             3,851,850
  5,500,000    4.500%, due 05/15/38 ....................             5,918,517
                                                                  ------------
                                                                     9,770,367
                                                                  ------------
               U.S. TREASURY NOTES - 32.79%
 21,000,000    0.875%, due 01/31/11 ....................            21,017,220
  3,100,000    0.875%, due 02/28/11 ....................             3,100,372
  5,000,000    1.750%, due 11/15/11 ....................             5,069,550
  4,000,000    1.125%, due 12/15/11 ....................             3,991,248
    225,000    1.375%, due 02/15/12 ....................               225,615
  1,000,000    4.625%, due 02/29/12 ....................             1,092,500
  1,200,000    4.500%, due 03/31/12 ....................             1,308,187
  7,000,000    3.125%, due 08/31/13 ....................             7,382,816
  6,500,000    4.000%, due 02/15/14 ....................             7,101,757
  4,860,000    4.250%, due 08/15/14 ....................             5,389,663
  2,000,000    4.250%, due 11/15/17 ....................             2,193,594
  2,700,000    2.750%, due 02/15/19 ....................             2,615,193
                                                                  ------------
                                                                    60,487,715
                                                                  ------------
               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS
               (Cost $79,959,682) ......................            82,455,277

COMMERCIAL PAPER - 3.25% (A)
------------------------------------------------------------------------------
               INDUSTRIALS - 3.25%
  6,000,000    General Electric Co.
               0.320%, due 05/11/09 ....................             5,999,467
                                                                  ------------
               TOTAL COMMERCIAL PAPER
               (Cost $5,999,467) .......................             5,999,467

Shares
------
INVESTMENT COMPANIES - 4.41%
------------------------------------------------------------------------------
  8,126,942    SSgA Prime Money
               Market Fund .............................             8,126,942
                                                                  ------------
               TOTAL INVESTMENT COMPANY
               (Cost $8,126,942) .......................             8,126,942

TOTAL INVESTMENTS - 99.01%
------------------------------------------------------------------------------
(Cost $182,813,290**) ..................................           182,628,814

NET OTHER ASSETS AND LIABILITIES - 0.99%
------------------------------------------------------------------------------
                                                                     1,820,966

TOTAL NET ASSETS - 100.00%
------------------------------------------------------------------------------
                                                                  $184,449,780

--------------------------------------------------------------------------------

**  Aggregate cost for Federal tax purposes was $182,814,526.

(A) Rate noted represents annualized yield at time of purchase.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.25% of total net assets.

(E) In Default. Issuer is bankrupt.

(G) Floating rate or variable rate note. Rate shown is as of April 30, 2009.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

    The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                        [PIE CHART OF SECTOR ALLOCATION]

Health Care                                                             15%
Media - Cable                                                           10%
Telecommunications                                                      10%
Utilities                                                                8%
Cash and Other Net Assets                                                7%
Oil and Gas                                                              6%
Support Services                                                         5%
Media - Diversified and Services                                         4%
Technology                                                               4%
Forestry/Paper                                                           4%
Gaming                                                                   3%
Environmental                                                            3%
Food and Drug Retailers                                                  2%
Packaging                                                                2%
Metals and Mining                                                        2%
Consumer Products                                                        2%
Beverage/Food                                                            2%
Aerospace/Defense                                                        2%
Chemicals                                                                2%
General Industrial and Manufacturing                                     2%
Media - Broadcasting                                                     1%
Automotive                                                               1%
Transportation                                                           1%
Non Food and Drug Retailers                                              1%
Leisure and Entertainment                                                1%
Apparel/Textiles                                                         0%*
Investment Management                                                    0%*
Hotels                                                                   0%*

                                   [ENDCHART]

* Rounds to 0%

--------------------------------------------------------------------------------

Par Value                                                        Value (Note 2)
---------                                                        -------------
CORPORATE NOTES AND BONDS - 93.19%
------------------------------------------------------------------------------
               AEROSPACE/DEFENSE - 1.88%
$   750,000    Alliant Techsystems, Inc.
               6.750%, due 04/01/16 ....................          $    729,375
    500,000    Moog, Inc. (C)
               7.250%, due 06/15/18 ....................               462,500
    500,000    TransDigm, Inc.
               7.750%, due 07/15/14 ....................               488,750
                                                                  ------------
                                                                     1,680,625
                                                                  ------------
               APPAREL/TEXTILES - 0.22%
    200,000    Warnaco, Inc.
               8.875%, due 06/15/13 ....................               200,500
                                                                  ------------
               AUTOMOTIVE - 1.10%
  1,000,000    Goodyear Tire & Rubber Co./The (G)
               6.318%, due 12/01/09 ....................               986,250
                                                                  ------------
               BEVERAGE/FOOD - 2.01%
    150,000    B&G Foods, Inc.
               8.000%, due 10/01/11 ....................               144,750
    400,000    Constellation Brands, Inc.
               7.250%, due 05/15/17 ....................               386,000
    200,000    Constellation Brands, Inc., Series B
               8.125%, due 01/15/12 ....................               199,000
    500,000    Del Monte Corp.
               8.625%, due 12/15/12 ....................               510,000
    125,000    Michael Foods, Inc.
               8.000%, due 11/15/13 ....................               118,125
    200,000    NBTY, Inc.
               7.125%, due 10/01/15 ....................               180,000
    300,000    Pinnacle Foods Finance LLC/
               Pinnacle Foods Finance Corp.
               9.250%, due 04/01/15 ....................               254,250
                                                                  ------------
                                                                     1,792,125
                                                                  ------------
               CHEMICALS - 1.64%
    300,000    Airgas, Inc. (C)
               7.125%, due 10/01/18 ....................               291,750
  1,000,000    Nalco Co.
               7.750%, due 11/15/11 ....................             1,010,000
    160,000    Nalco Co.
               8.875%, due 11/15/13 ....................               160,800
                                                                  ------------
                                                                     1,462,550
                                                                  ------------
               CONSUMER PRODUCTS - 2.11%
    250,000    Church & Dwight Co., Inc.
               6.000%, due 12/15/12 ....................               250,000
    135,000    Da-Lite Screen Co., Inc.
               9.500%, due 05/15/11 ....................               121,500
    500,000    Jarden Corp.
               8.000%, due 05/01/16 ....................               487,500
    250,000    Jarden Corp.
               7.500%, due 05/01/17 ....................               221,250
    300,000    Leslie's Poolmart
               7.750%, due 02/01/13 ....................               280,500
    300,000    Visant Corp.
               7.625%, due 10/01/12 ....................               291,000
    250,000    Visant Holding Corp.
               8.750%, due 12/01/13 ....................               230,000
                                                                  ------------
                                                                     1,881,750
                                                                  ------------
               ENVIRONMENTAL - 2.92%
    250,000    Allied Waste North America, Inc.
               6.375%, due 04/15/11 ....................               251,250
    750,000    Allied Waste North America, Inc.
               7.875%, due 04/15/13 ....................               761,250
    500,000    Allied Waste North America, Inc.,
               Series B
               7.125%, due 05/15/16 ....................               490,000
    350,000    Casella Waste Systems, Inc.
               9.750%, due 02/01/13 ....................               304,500
    200,000    Covanta Holding Corp. (P)
               1.000%, due 02/01/27 ....................               163,250
    500,000    Waste Services, Inc.
               9.500%, due 04/15/14 ....................               435,000

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
26

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                        Value (Note 2)
---------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
------------------------------------------------------------------------------
               ENVIRONMENTAL (CONTINUED)
$   250,000    WCA Waste Corp.
               9.250%, due 06/15/14 ....................          $    202,500
                                                                  ------------
                                                                     2,607,750
                                                                  ------------
               FOOD & DRUG RETAILERS - 2.40%
    750,000    Ingles Markets, Inc. (C)(H)
               8.875%, due 05/15/17 ....................               724,110
    450,000    Stater Brothers Holdings
               8.125%, due 06/15/12 ....................               444,375
    250,000    Stater Brothers Holdings
               7.750%, due 04/15/15 ....................               241,250
    750,000    SUPERVALU, Inc. (H)
               8.000%, due 05/01/16 ....................               730,117
                                                                  ------------
                                                                     2,139,852
                                                                  ------------
               FORESTRY/PAPER - 3.51%
    750,000    Domtar Corp.
               7.875%, due 10/15/11 ....................               667,500
    250,000    Georgia-Pacific LLC
               8.125%, due 05/15/11 ....................               250,625
    500,000    Georgia-Pacific LLC (C)
               8.250%, due 05/01/16 ....................               500,000
    250,000    Georgia-Pacific LLC (C)
               7.125%, due 01/15/17 ....................               236,250
  1,000,000    Graphic Packaging
               International, Inc.
               8.500%, due 08/15/11 ....................               977,500
    250,000    Rock-Tenn Co.
               8.200%, due 08/15/11 ....................               251,250
    250,000    Rock-Tenn Co.
               9.250%, due 03/15/16 ....................               254,375
                                                                  ------------
                                                                     3,137,500
                                                                  ------------
               GAMING - 3.17%
    195,000    Global Cash Access, Inc./
               Global Cash Finance Corp.
               8.750%, due 03/15/12 ....................               171,600
    500,000    International Game
               Technology (P)
               2.600%, due 12/15/36 ....................               484,375
    150,000    Penn National Gaming, Inc.
               6.875%, due 12/01/11 ....................               146,250
    150,000    Penn National Gaming, Inc.
               6.750%, due 03/01/15 ....................               138,375
    500,000    Pinnacle Entertainment, Inc.
               8.250%, due 03/15/12 ....................               487,500
    500,000    Scientific Games Corp. (C)
               7.875%, due 06/15/16 ....................               455,000
  1,000,000    Scientific Games Corp. (B)(P)
               0.750%, due 12/01/24 ....................               943,750
                                                                  ------------
                                                                     2,826,850
                                                                  ------------
               GENERAL INDUSTRIAL & MANUFACTURING - 1.58%
    750,000    Baldor Electric Co.
               8.625%, due 02/15/17 ....................               663,750
    750,000    SPX Corp.
               7.625%, due 12/15/14 ....................               740,625
                                                                  ------------
                                                                     1,404,375
                                                                  ------------
               HEALTH CARE - 14.85%
    500,000    Biomet, Inc.
               10.000%, due 10/15/17 ...................               520,000
  1,000,000    Biomet, Inc.
               11.625%, due 10/15/17 ...................               970,000
    450,000    CHS/Community Health
               Systems, Inc.
               8.875%, due 07/15/15 ....................               447,750
  1,000,000    DaVita, Inc.
               7.250%, due 03/15/15 ....................               977,500
  1,000,000    DJO Finance LLC/DJO
               Finance Corp.
               10.875%, due 11/15/14 ...................               765,000
    500,000    FMC Finance III S.A.
               6.875%, due 07/15/17 ....................               490,000
  1,000,000    Fresenius US Finance II, Inc. (C)
               9.000%, due 07/15/15 ....................             1,050,000
    500,000    HCA, Inc./DE
               8.750%, due 09/01/10 ....................               498,750
    750,000    HCA, Inc./DE
               6.300%, due 10/01/12 ....................               663,750
    500,000    HCA, Inc./DE
               6.750%, due 07/15/13 ....................               430,000
    200,000    HCA, Inc./DE
               9.250%, due 11/15/16 ....................               198,000
    450,000    Hologic, Inc. (B)(P)
               2.000%, due 12/15/37 ....................               318,375
    100,000    IASIS Healthcare LLC/
               IASIS Capital Corp.
               8.750%, due 06/15/14 ....................                98,250
    500,000    Kinetic Concepts, Inc. (C)(P)
               3.250%, due 04/15/15 ....................               373,125
    500,000    Omega Healthcare Investors,
               Inc., REIT
               7.000%, due 04/01/14 ....................               466,250
  1,000,000    Omnicare, Inc.
               6.875%, due 12/15/15 ....................               937,500
  1,000,000    Psychiatric Solutions, Inc.
               7.750%, due 07/15/15 ....................               915,000
    400,000    Service Corp. International/US
               7.375%, due 10/01/14 ....................               384,000
    500,000    Service Corp. International/US
               6.750%, due 04/01/16 ....................               450,000
    250,000    Service Corp. International/US
               7.625%, due 10/01/18 ....................               228,125

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                        Value (Note 2)
---------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
------------------------------------------------------------------------------
               HEALTH CARE (CONTINUED)
$   250,000    Universal Hospital Services, Inc. (G)
               5.943%, due 06/01/15 ....................          $    191,875
    450,000    Vanguard Health Holding
               Co. II LLC
               9.000%, due 10/01/14 ....................               428,625
    500,000    Warner Chilcott Corp.
               8.750%, due 02/01/15 ....................               491,250
  1,000,000    Watson Pharmaceuticals, Inc. (P)
               1.750%, due 03/15/23 ....................               973,750
                                                                  ------------
                                                                    13,266,875
                                                                  ------------

               HOTELS - 0.03%
     50,000    Felcor Lodging L.P., REIT (G)
               4.443%, due 12/01/11 ....................                28,500
                                                                  ------------
               INVESTMENT MANAGEMENT - 0.19%
    150,000    Nuveen Investments, Inc.
               5.000%, due 09/15/10 ....................               121,875
    100,000    Nuveen Investments, Inc. (C)
               10.500%, due 11/15/15 ...................                50,500
                                                                  ------------
                                                                       172,375
                                                                  ------------
               LEISURE & ENTERTAINMENT - 0.60%
    250,000    Speedway Motorsports, Inc.
               6.750%, due 06/01/13 ....................               218,750
    350,000    Vail Resorts, Inc.
               6.750%, due 02/15/14 ....................               315,000
                                                                  ------------
                                                                       533,750
                                                                  ------------
               MEDIA - BROADCASTING - 1.44%
    250,000    Allbritton Communications Co.
               7.750%, due 12/15/12 ....................               113,750
    500,000    Lamar Advertising Co.,
               Series B (P)
               2.875%, due 12/31/10 ....................               457,500
    375,000    Lamar Media Corp.
               7.250%, due 01/01/13 ....................               335,625
    500,000    Lamar Media Corp., Series C
               6.625%, due 08/15/15 ....................               382,500
                                                                  ------------
                                                                     1,289,375
                                                                  ------------
               MEDIA - CABLE - 10.03%
  1,000,000    Cablevision Systems Corp., Series B
               8.000%, due 04/15/12 ....................               995,000
    250,000    Comcast Cable
               Communications LLC
               6.875%, due 06/15/09 ....................               251,320
  1,000,000    COX Communications, Inc.
               4.625%, due 01/15/10 ....................               999,787
    250,000    COX Communications, Inc.
               7.125%, due 10/01/12 ....................               252,709
    250,000    CSC Holdings, Inc./
               United States, Series B
               7.625%, due 04/01/11 ....................               250,000
  1,000,000    DirecTV Holdings LLC/
               DirecTV Financing Co.
               8.375%, due 03/15/13 ....................             1,015,000
    250,000    DISH DBS Corp.
               6.375%, due 10/01/11 ....................               242,500
  1,250,000    DISH DBS Corp.
               6.625%, due 10/01/14 ....................             1,162,500
    400,000    Mediacom Broadband LLC/
               Mediacom Broadband Corp.
               8.500%, due 10/15/15 ....................               376,000
    250,000    Mediacom LLC/
               Mediacom Capital Corp.
               9.500%, due 01/15/13 ....................               245,000
  1,500,000    Viacom, Inc. (G)
               1.670%, due 06/16/09 ....................             1,494,135
    750,000    Videotron Ltee (D)
               6.875%, due 01/15/14 ....................               728,437
    250,000    Videotron Ltee (D)
               9.125%, due 04/15/18 ....................               259,688
    700,000    Virgin Media Finance PLC (D)
               9.125%, due 08/15/16 ....................               689,500
                                                                  ------------
                                                                     8,961,576
                                                                  ------------
               MEDIA - DIVERSIFIED & SERVICES - 4.26%
    400,000    Hughes Network Systems LLC/
               HNS Finance Corp.
               9.500%, due 04/15/14 ....................               374,000
    300,000    Intelsat Jackson Holdings, Ltd. (D)
               11.250%, due 06/15/16 ...................               306,750
    850,000    Intelsat Subsidiary
               Holding Co., Ltd. (C)(D)
               8.500%, due 01/15/13 ....................               841,500
    500,000    Intelsat Subsidiary
               Holding Co., Ltd. (C)(D)
               8.875%, due 01/15/15 ....................               492,500
    250,000    Nielsen Finance LLC/
               Nielsen Finance Co. (C)
               11.625%, due 02/01/14 ...................               247,500
  1,000,000    Nielsen Finance LLC/
               Nielsen Finance Co.
               10.000%, due 08/01/14 ...................               940,000
    650,000    Telesat Canada/Telesat LLC (C)
               11.000%, due 11/01/15 ...................               604,500
                                                                  ------------
                                                                     3,806,750
                                                                  ------------
               METALS AND MINING - 2.24%
    450,000    Arch Western Finance LLC
               6.750%, due 07/01/13 ....................               392,625
    250,000    Consol Energy, Inc.
               7.875%, due 03/01/12 ....................               251,250
    250,000    Freeport-McMoRan
               Copper & Gold, Inc.
               8.375%, due 04/01/17 ....................               245,000

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
28

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                        Value (Note 2)
---------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
------------------------------------------------------------------------------
               METALS AND MINING (CONTINUED)
$   500,000    Massey Energy Co.
               6.875%, due 12/15/13 ....................          $    426,250
    700,000    Peabody Energy Corp.
               7.375%, due 11/01/16 ....................               684,250
                                                                  ------------
                                                                     1,999,375
                                                                  ------------
               NON FOOD & DRUG RETAILERS - 0.82%
    500,000    Pantry, Inc./The
               7.750%, due 02/15/14 ....................               435,000
    300,000    Sally Holdings LLC/
               Sally Capital, Inc.
               9.250%, due 11/15/14 ....................               300,000
                                                                  ------------
                                                                       735,000
                                                                  ------------
               OIL & GAS - 6.02%
    250,000    Basic Energy Services, Inc.
               7.125%, due 04/15/16 ....................               170,000
    616,000    Chesapeake Energy Corp.
               6.875%, due 01/15/16 ....................               547,470
    250,000    Chesapeake Energy Corp.
               6.500%, due 08/15/17 ....................               214,375
    150,000    Cimarex Energy Co.
               7.125%, due 05/01/17 ....................               132,750
    600,000    Complete Production Services, Inc.
               8.000%, due 12/15/16 ....................               444,000
    250,000    Denbury Resources, Inc.
               7.500%, due 04/01/13 ....................               237,500
    500,000    Denbury Resources, Inc.
               9.750%, due 03/01/16 ....................               507,500
    200,000    Encore Acquisition Co.
               6.000%, due 07/15/15 ....................               163,000
    365,000    EXCO Resources, Inc.
               7.250%, due 01/15/11 ....................               308,425
    350,000    Helix Energy Solutions
               Group, Inc. (C)
               9.500%, due 01/15/16 ....................               248,500
    250,000    Key Energy Services, Inc.
               8.375%, due 12/01/14 ....................               205,000
    250,000    Mariner Energy, Inc.
               8.000%, due 05/15/17 ....................               181,250
    500,000    Petroplus Finance, Ltd. (C)(D)
               7.000%, due 05/01/17 ....................               402,500
    500,000    Pioneer Natural Resources Co.
               6.650%, due 03/15/17 ....................               427,824
    500,000    Plains Exploration & Production Co.
               10.000%, due 03/01/16 ..........                        487,500
    250,000    Range Resources Corp.
               6.375%, due 03/15/15 ....................               233,750
    500,000    Range Resources Corp.
               7.250%, due 05/01/18 ....................               470,000
                                                                  ------------
                                                                     5,381,344
                                                                  ------------
               PACKAGING - 2.36%
    500,000    Ball Corp.
               6.875%, due 12/15/12 ....................               500,000
    500,000    Ball Corp.
               6.625%, due 03/15/18 ....................               482,500
    375,000    BWAY Corp.
               10.000%, due 10/15/10 ..........                        380,625
    250,000    Crown Americas LLC/
               Crown Americas Capital Corp.
               7.625%, due 11/15/13 ....................               252,500
    250,000    Greif, Inc.
               6.750%, due 02/01/17 ....................               231,250
    250,000    Owens-Illinois, Inc.
               7.500%, due 05/15/10 ....................               257,500
                                                                  ------------
                                                                     2,104,375
                                                                  ------------
               SUPPORT SERVICES - 5.31%
  1,000,000    ARAMARK Corp.
               8.500%, due 02/01/15 ....................               955,000
    100,000    Cardtronics, Inc.
               9.250%, due 08/15/13 ....................                72,500
    300,000    Corrections Corp. of America
               7.500%, due 05/01/11 ....................               300,000
    200,000    Corrections Corp. of America
               6.250%, due 03/15/13 ....................               192,500
    350,000    Education Management LLC/
               Education Management
               Finance Corp.
               10.250%, due 06/01/16 ...................               336,000
    500,000    FTI Consulting, Inc.
               7.750%, due 10/01/16 ....................               507,500
    250,000    Iron Mountain, Inc.
               8.625%, due 04/01/13 ....................               250,938
    700,000    Iron Mountain, Inc.
               7.750%, due 01/15/15 ....................               701,750
    350,000    Mac-Gray Corp.
               7.625%, due 08/15/15 ....................               331,625
    500,000    United Rentals North America, Inc.
               6.500%, due 02/15/12 ....................               447,500
    750,000    West Corp.
               9.500%, due 10/15/14 ....................               650,625
                                                                  ------------
                                                                     4,745,938
                                                                  ------------
               TECHNOLOGY - 4.07%
    500,000    Celestica, Inc. (D)
               7.875%, due 07/01/11 ....................               495,000
  1,000,000    Celestica, Inc. (D)
               7.625%, due 07/01/13 ....................               950,000
    250,000    Flextronics International,
               Ltd. (D)
               6.500%, due 05/15/13 ....................               234,375
  1,100,000    Sungard Data Systems, Inc.
               9.125%, due 08/15/13 ....................             1,050,500

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                        Value (Note 2)
---------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
------------------------------------------------------------------------------
               TECHNOLOGY (CONTINUED)
$   500,000    Sungard Data Systems, Inc. (C)
               10.625%, due 05/15/15....................          $    478,750
    500,000    Syniverse Technologies, Inc., Series B
               7.750%, due 08/15/13.....................               425,000
                                                                  ------------
                                                                     3,633,625
                                                                  ------------
               TELECOMMUNICATIONS - 9.53%
  1,000,000    CC Holdings GS V LLC/
               Crown Castle GS III Corp. (C)
               7.750%, due 05/01/17.....................             1,010,000
    400,000    Centennial Communications
               Corp. (G)
               6.958%, due 01/01/13.....................               401,000
    250,000    Centennial Communications Corp.
               10.000%, due 01/01/13..........                         265,000
    250,000    Cincinnati Bell, Inc.
               8.375%, due 01/15/14.....................               246,875
    250,000    Cincinnati Bell Telephone Co. LLC
               6.300%, due 12/01/28.....................               178,750
    500,000    Crown Castle International Corp.
               9.000%, due 01/15/15.....................               510,000
    700,000    Frontier Communications Corp.
               6.625%, due 03/15/15.....................               640,500
    500,000    Nordic Telephone Co.
               Holdings ApS (C)(D)
               8.875%, due 05/01/16.....................               482,500
    385,000    Qwest Capital Funding, Inc.
               7.900%, due 08/15/10.....................               383,556
    500,000    Qwest Capital Funding, Inc.
               7.250%, due 02/15/11.....................               488,750
    750,000    Qwest Corp.
               7.875%, due 09/01/11.....................               744,375
    500,000    SBA Communications
               Corp. (C)(P)
               1.875%, due 05/01/13.....................               420,000
  1,000,000    Sprint Capital Corp.
               7.625%, due 01/30/11.....................               963,750
    750,000    Time Warner Telecom Holdings, Inc.
               9.250%, due 02/15/14.....................               751,875
    500,000    Valor Telecommunications
               Enterprises Finance Corp.
               7.750%, due 02/15/15.....................               492,500
    300,000    Windstream Corp.
               8.625%, due 08/01/16.....................               298,500
    250,000    Windstream Corp.
               7.000%, due 03/15/19.....................               235,000
                                                                  ------------
                                                                     8,512,931
                                                                  ------------
               TRANSPORTATION - 0.97%
    250,000    Bristow Group, Inc.
               7.500%, due 09/15/17.....................               202,500
    300,000    Gulfmark Offshore, Inc.
               7.750%, due 07/15/14.....................               252,000
    500,000    Hornbeck Offshore Services, Inc.,
               Series B
               6.125%, due 12/01/14.....................               412,500
                                                                  ------------
                                                                       867,000
                                                                  ------------
               UTILITIES - 7.93%
  1,000,000    Edison Mission Energy
               7.200%, due 05/15/19.....................               727,500
    250,000    El Paso Corp.
               7.000%, due 06/15/17.....................               224,609
  1,000,000    El Paso Corp.
               7.250%, due 06/01/18.....................               912,500
    350,000    Energy Future Holdings Corp.
               10.875%, due 11/01/17..........                         238,875
    400,000    Ferrellgas Partners L.P./
               Ferrellgas Partners Finance Corp.
               8.750%, due 06/15/12.....................               366,000
  1,000,000    Inergy L.P./Inergy Finance Corp.
               6.875%, due 12/15/14.....................               940,000
    500,000    MarkWest Energy Partners L.P./
               MarkWest Energy Finance
               Corp., Series B
               8.750%, due 04/15/18.....................               415,000
    730,000    Mirant Americas Generation LLC
               8.300%, due 05/01/11.....................               730,000
    750,000    NRG Energy, Inc.
               7.375%, due 02/01/16.....................               721,875
    250,000    NRG Energy, Inc.
               7.375%, due 01/15/17.....................               238,750
    500,000    Suburban Propane Partners L.P./
               Suburban Energy Finance Corp.
               6.875%, due 12/15/13.....................               486,250
    200,000    Texas Competitive Electric
               Holdings Co. LLC, Series A
               10.250%, due 11/01/15....................               113,500
    200,000    Williams Cos., Inc./The
               7.125%, due 09/01/11.....................               202,000
    500,000    Williams Cos., Inc./The
               7.625%, due 07/15/19.....................               492,500
    300,000    Williams Partners L.P./
               Williams Partners Finance Corp.
               7.250%, due 02/01/17.....................               271,500
                                                                  ------------
                                                                     7,080,859
                                                                  ------------
               TOTAL CORPORATE NOTES AND BONDS
               (Cost $84,140,850) ......................            83,239,775

CERTIFICATE OF DEPOSIT - 2.14%
------------------------------------------------------------------------------
  1,908,503    State Street Eurodollar
               0.010%, due 05/01/09.....................            1,908,503
                                                                  ------------

               TOTAL CERTIFICATE OF DEPOSIT
               (Cost $1,908,503) .......................            1,908,503

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
30

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                           Value (Note 2)
------                                                           -------------
INVESTMENT COMPANY - 4.46%
------------------------------------------------------------------------------
 3,984,283     SSgA Prime Money Market
               Fund (N).................................          $  3,984,283
                                                                  ------------
               TOTAL INVESTMENT COMPANY
               (Cost $3,984,283) .......................             3,984,283

TOTAL INVESTMENTS - 99.79%
------------------------------------------------------------------------------
(Cost $90,033,636**)....................................            89,132,561

NET OTHER ASSETS AND LIABILITIES - 0.21%
------------------------------------------------------------------------------
                                                                       188,335

TOTAL NET ASSETS - 100.00%
------------------------------------------------------------------------------
                                                                  $ 89,320,896

--------------------------------------------------------------------------------

**   Aggregate cost for Federal tax purposes was $90,050,782.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.59% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of April 30, 2009.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date. (N) Security segregated for forward or when-issued purchase commitments outstanding as of April 30, 2009.

(P)  Convertible.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [PIE CHART OF PORTFOLIO ALLOCATION]

Common Stocks                                                        39%
Mortgage Backed                                                      21%
Corporate Notes and Bonds                                            21%
U.S. Government and Agency Obligations                                9%
Cash and Other Net Assets                                             3%
Commercial Mortgage Backed                                            3%
Private Label Mortgage Backed                                         2%
Asset Backed                                                          2%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 39.29%
--------------------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 2.62%
      5,500    Genuine Parts Co. .............................                         $   186,780
     23,000    Home Depot, Inc. ..............................                             605,360
     13,000    McDonald's Corp. ..............................                             692,770
      8,500    McGraw-Hill Cos., Inc./The ....................                             256,275
      7,500    Snap-On, Inc. .................................                             254,400
      3,500    VF Corp. ......................................                             207,445
                                                                                       -----------
                                                                                         2,203,030
                                                                                       -----------
               CONSUMER STAPLES - 5.78%
     35,000    Altria Group, Inc. ............................                             571,550
     12,000    Avon Products, Inc. ...........................                             273,120
     20,500    Coca-Cola Co./The .............................                             882,525
      5,000    HJ Heinz Co. ..................................                             172,100
      9,300    Kimberly-Clark Corp. ..........................                             457,002
     17,851    Kraft Foods, Inc., Class A ....................                             417,714
     10,000    PepsiCo, Inc./NC ..............................                             497,600
     31,000    Philip Morris International, Inc. .............                           1,122,200
     20,500    Sysco Corp. ...................................                             478,265
                                                                                       -----------
                                                                                         4,872,076
                                                                                       -----------
               ENERGY - 3.88%
      7,500    BP PLC, ADR ...................................                             318,450
     25,800    Chevron Corp. .................................                           1,705,380
     17,000    ConocoPhillips ................................                             697,000
     12,500    Marathon Oil Corp. ............................                             371,250
     12,200    Williams Cos., Inc./The .......................                             172,020
                                                                                       -----------
                                                                                         3,264,100
                                                                                       -----------
               FINANCIALS - 4.04%
     23,500    Bank of New York Mellon
               Corp./The .....................................                             598,780
      4,500    BB&T Corp. ....................................                             105,030
     16,500    Marsh & McLennan Cos., Inc. ...................                             347,985
     14,500    Morgan Stanley ................................                             342,780
     13,800    NYSE Euronext .................................                             319,746
      2,700    Rayonier, Inc., REIT ..........................                             104,274
      8,000    Travelers Cos., Inc./The ......................                             329,120
     15,000    US Banccorp ...................................                             273,300
     49,000    Wells Fargo & Co. .............................                             980,490
                                                                                       -----------
                                                                                         3,401,505
                                                                                       -----------
               HEALTH CARE - 5.33%
      2,000    Abbott Laboratories ...........................                              83,700
     27,000    Bristol-Myers Squibb Co. ......................                             518,400
      6,000    Eli Lilly & Co. ...............................                             197,520
     29,200    Johnson & Johnson .............................                           1,528,912
     29,000    Merck & Co., Inc./NJ ..........................                             702,960
    108,962    Pfizer, Inc. ..................................                           1,455,732
                                                                                       -----------
                                                                                         4,487,224
                                                                                       -----------
               INDUSTRIALS - 6.96%
     12,000    3M Co. ........................................                             691,200
     13,000    Boeing Co./The ................................                             520,650
      6,800    Deere & Co. ...................................                             280,568
     13,000    Emerson Electric Co. ..........................                             442,520
     94,000    General Electric Co. ..........................                           1,189,100
     10,000    Honeywell International, Inc. .................                             312,100
     10,000    Norfolk Southern Corp. ........................                             356,800
      6,500    Northrop Grumman Corp. .......................                              314,275
      4,500    Raytheon Co. ..................................                             203,535
     14,500    Tyco International, Ltd. ......................                             344,520
      6,100    United Parcel Service, Inc.,
               Class B .......................................                             319,274
     11,400    United Technologies Corp. .....................                             556,776
     12,200    Waste Management, Inc. ........................                             325,374
                                                                                       -----------
                                                                                         5,856,692
                                                                                       -----------
               INFORMATION TECHNOLOGY - 2.48%
     11,000    Automatic Data Processing, Inc. ...............                             387,200
     71,000    Intel Corp. ...................................                           1,120,380
     18,000    Maxim Integrated Products, Inc. ...............                             243,900
     12,500    Paychex, Inc. .................................                             337,625
                                                                                       -----------
                                                                                         2,089,105
                                                                                       -----------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
32

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
               MATERIALS - 1.97%
      6,500    Air Products & Chemicals,
               Inc. ..........................................                         $   428,350
     31,000    EI Du Pont de Nemours &
               Co. ...........................................                             864,900
      9,000    Nucor Corp. ...................................                             366,210
                                                                                       -----------
                                                                                         1,659,460
                                                                                       -----------
               TELECOMMUNICATION SERVICES - 3.39%
     67,092    AT&T, Inc. ....................................                           1,718,897
     37,500    Verizon Communications,
               Inc. ..........................................                           1,137,750
                                                                                       -----------
                                                                                         2,856,647
                                                                                       -----------
               UTILITIES - 2.84%
      8,200    Consolidated Edison, Inc. .....................                             304,466
     26,000    Duke Energy Corp. .............................                             359,060
      8,500    Exelon Corp. ..................................                             392,105
      9,000    FirstEnergy Corp. .............................                             368,100
      8,500    Progress Energy, Inc. .........................                             290,020
     11,200    Public Service Enterprise
               Group, Inc. ...................................                             334,208
     12,000    Southern Co./The ..............................                             346,560
                                                                                       -----------
                                                                                         2,394,519
                                                                                       -----------
               TOTAL COMMON STOCKS
               (Cost $40,078,797) ............................                          33,084,358

Par Value
---------
ASSET BACKED - 1.69%
--------------------------------------------------------------------------------------------------
$    98,971    ABSC Long Beach Home Equity
               Loan Trust, Series 2000-LB1,
               Class AF5 (M)
               8.550%, due 09/21/30 ..........................                              93,688
    355,161    Ameriquest Mortgage Securities, Inc.,
               Series 2004-FR1, Class M2 (M)
               5.207%, due 05/25/34 ..........................                              87,107
    525,000    Carmax Auto Owner Trust,
               Series 2007-2, Class B
               5.370%, due 03/15/13 ..........................                             380,422
    465,000    Chase Issuance Trust,
               Series 2007-A17, Class A
               5.120%, due 10/15/14 ..........................                             479,698
    312,924    CIT Group Home Equity Loan Trust,
               Series 2002-2, Class BF (M)
               6.830%, due 06/25/33 ..........................                               8,656
    320,000    GMAC Mortgage Corp. Loan Trust,
               Series 2004-HE2, Class M1 (G)
               3.950%, due 10/25/33 ..........................                             236,982
    171,912    Green Tree Financial Corp.,
               Series 1998-2, Class A6 (G)
               6.810%, due 12/01/27 ..........................                             126,063
  160,83222    Wells Fargo Home Equity Trust,
               Series 2004-2, Class M8A (C)(G)
               3.438%, due 05/25/34 .........................                               12,490
                                                                                       -----------
               TOTAL ASSET BACKED
               (Cost $2,413,605) .............................                           1,425,106

COMMERCIAL MORTGAGE BACKED - 3.25%
--------------------------------------------------------------------------------------------------
     67,076    Bear Stearns Commercial Mortgage
               Securities, Series 2001-TOP4,
               Class A1
               5.060%, due 11/15/16 ..........................                              67,395
    445,000    Bear Stearns Commercial Mortgage
               Securities, Series 2003-T10,
               Class E (C)(G)
               5.540%, due 03/13/40 ..........................                             185,633
    350,000    Bear Stearns Commercial Mortgage
               Securities, Series 2004-T16,
               Class A6 (G)
               4.750%, due 02/13/46 ..........................                             303,024
    200,000    Bear Stearns Commercial Mortgage
               Securities, Series 2005-T20,
               Class F (C)(G)
               5.150%, due 10/12/42 ..........................                              47,080
    684,477    GMAC Commercial Mortgage
               Securities, Inc., Series 2000-C1,
               Class A2 (G)
               7.724%, due 03/15/33 ..........................                             689,463
    375,000    Government National Mortgage
               Association, Series 2004-43,
               Class C (G)
               5.008%, due 12/16/25 ..........................                             393,639
    400,000    Greenwich Capital Commercial
               Funding Corp., Series 2004-GG1,
               Class A7 (G)
               5.317%, due 06/10/36 ..........................                             368,840
    400,000    LB-UBS Commercial Mortgage
               Trust, Series 2004-C8,
               Class A6 (G)
               4.799%, due 12/15/29 ..........................                             300,458
    350,000    Morgan Stanley Capital I,
               Series 2004-HQ4, Class A7
               4.970%, due 04/14/40 ..........................                             311,320
    677,000    Multi Security Asset Trust,
               Series 2005-RR4A, Class H (C)(G)
               5.880%, due 11/28/35 ..........................                              56,286
    200,000    Multi Security Asset Trust,
               Series 2005-RR4A, Class J (C)(G)
               5.880%, due 11/28/35 ..........................                              15,676
                                                                                       -----------
               TOTAL COMMERCIAL MORTGAGE BACKED
               (Cost $4,114,224) .............................                           2,738,814

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
PRIVATE LABEL MORTGAGE BACKED - 1.87%
--------------------------------------------------------------------------------------------------
$   337,300    Banc of America Alternative Loan
               Trust, Series 2005-12, Class 3CB1
               6.000%, due 01/25/36 ..........................                         $   234,529
  1,527,062    Banc of America Alternative Loan
               Trust, Series 2006-3, Class 2CB1
               6.000%, due 04/25/36 ..........................                             985,433
    693,208    Banc of America Alternative Loan
               Trust, Series 2006-4, Class 5CB1
               6.500%, due 05/25/46 ..........................                             353,103
                                                                                       -----------
               TOTAL PRIVATE LABEL MORTGAGE BACKED
               (Cost $2,552,172) .............................                           1,573,065

CORPORATE NOTES AND BONDS - 20.56%
--------------------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 1.51%
    750,000    American Association of Retired
               Persons (C)
               7.500%, due 05/01/31 ..........................                             804,973
    325,000    Erac USA Finance Co. (C)
               6.700%, due 06/01/34 ..........................                             204,502
    400,000    Royal Caribbean Cruises, Ltd. (D)
               7.250%, due 06/15/16 ..........................                             266,000
                                                                                       -----------
                                                                                         1,275,475
                                                                                       -----------
               CONSUMER STAPLES - 0.53%
    475,000    Kraft Foods, Inc.
               6.500%, due 11/01/31 ..........................                             442,710
                                                                                       -----------
               ENERGY - 1.13%
    500,000    Chesapeake Energy Corp.
               6.375%, due 06/15/15 ..........................                             441,250
    150,000    Hess Corp.
               7.875%, due 10/01/29 ..........................                             142,355
    400,000    Transocean, Inc.
               7.500%, due 04/15/31 ..........................                             367,888
                                                                                       -----------
                                                                                           951,493
                                                                                       -----------
               FINANCE - 5.08%
    500,000    American General Finance
               Corp., Series H
               4.625%, due 09/01/10 ..........................                             299,268
    250,000    Bear Stearns Cos. LLC/The
               7.250%, due 02/01/18 ..........................                             255,304
    160,000    CIT Group, Inc.
               7.625%, due 11/30/12 ..........................                              99,233
    210,000    General Electric Global Insurance
               Holding Corp.
               7.000%, due 02/15/26 ..........................                             164,212
    205,000    General Electric Global Insurance
               Holding Corp.
               7.750%, due 06/15/30 ..........................                             165,570
    470,000    Goldman Sachs Group, Inc./The
               6.650%, due 05/15/09 ..........................                             470,772
    410,000    Lehman Brothers Holdings, Inc. (E)
               5.750%, due 01/03/17 ..........................                                  41
    315,000    Merrill Lynch & Co., Inc.
               6.150%, due 04/25/13 ..........................                             289,611
    600,000    National Rural Utilities
               Cooperative Finance Corp., Series C
               7.250%, due 03/01/12 ..........................                             634,402
    760,000    Nissan Motor Acceptance Corp. (C)
               5.625%, due 03/14/11 ..........................                             692,494
    355,000    SLM Corp.
               5.125%, due 08/27/12 ..........................                             245,025
    120,000    Textron Financial Corp.
               6.000%, due 11/20/09 ..........................                             114,638
    500,000    US Bank NA/Cincinnati, OH
               6.300%, due 02/04/14 ..........................                             519,978
    330,000    Wells Fargo & Co.
               5.250%, due 10/23/12 ..........................                             329,895
                                                                                       -----------
                                                                                         4,280,443
                                                                                       -----------
               FORESTRY/PAPER - 0.16%
    175,000    Westvaco Corp.
               8.200%, due 01/15/30 ..........................                             133,734
                                                                                       -----------
               HEALTH CARE - 2.27%
  1,050,000    Amgen, Inc.
               5.850%, due 06/01/17 ..........................                           1,086,087
    300,000    Eli Lilly & Co.
               6.570%, due 01/01/16 ..........................                             311,252
    195,000    Genentech, Inc.
               5.250%, due 07/15/35 ..........................                             164,501
    220,000    Merck & Co., Inc./NJ
               5.750%, due 11/15/36 ..........................                             201,596
    150,000    Wyeth
               6.500%, due 02/01/34 ..........................                             151,831
                                                                                       -----------
                                                                                         1,915,267
                                                                                       -----------
               INDUSTRIALS - 1.06%
    150,000    Boeing Co./The
               8.625%, due 11/15/31 ..........................                             178,388
    130,000    DR Horton, Inc.
               5.250%, due 02/15/15 ..........................                             107,900
    190,000    GMAC LLC
               7.250%, due 03/02/11 ..........................                             155,801
    150,000    Waste Management, Inc.
               7.125%, due 12/15/17 ..........................                             142,639
    310,000    WM Wrigley Jr. Co.
               4.300%, due 07/15/10 ..........................                             305,350
                                                                                       -----------
                                                                                           890,078
                                                                                       -----------
               MEDIA - 0.95%
    415,000    Comcast Cable Communications
               Holdings, Inc.
               9.455%, due 11/15/22 ..........................                             482,272
    315,000    Rogers Communications, Inc. (D)
               6.250%, due 06/15/13 ..........................                             321,350
                                                                                       -----------
                                                                                           803,622
                                                                                       -----------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
34

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - 1.05%
$   335,000    HCP, Inc.
               6.700%, due 01/30/18 ..........................                         $   262,791
    600,000    Nationwide Health Properties,
               Inc., Series D
               8.250%, due 07/01/12 ..........................                             510,390
    140,000    Simon Property Group L.P.
               5.875%, due 03/01/17 ..........................                             111,912
                                                                                       -----------
                                                                                           885,093
                                                                                       -----------
               TELECOMMUNICATIONS - 0.49%
    240,000    Cisco Systems, Inc.
               5.500%, due 02/22/16 ..........................                             253,964
    190,000    Sprint Nextel Corp.
               6.000%, due 12/01/16 ..........................                             157,700
                                                                                       -----------
                                                                                           411,664
                                                                                       -----------
               TRANSPORTATION - 0.78%
    175,000    Burlington Northern Santa
               Fe Corp.
               8.125%, due 04/15/20 ..........................                             192,685
    239,000    Norfolk Southern Corp.
               5.590%, due 05/17/25 ..........................                             203,810
    260,000    Norfolk Southern Corp.
               7.050%, due 05/01/37 ..........................                             256,807
                                                                                       -----------
                                                                                           653,302
                                                                                       -----------
               UTILITIES - 5.55%
    500,000    Energy East Corp.
               8.050%, due 11/15/10 ..........................                             515,655
    310,000    Illinois Power Co.
               7.500%, due 06/15/09 ..........................                             310,567
  1,000,000    MidAmerican Energy Co.
               5.650%, due 07/15/12 ..........................                           1,028,067
    400,000    Nevada Power Co., Series R
               6.750%, due 07/01/37 ..........................                             350,224
    175,000    Pacific Gas & Electric Co.
               6.050%, due 03/01/34 ..........................                             175,609
    350,000    Progress Energy, Inc.
               7.750%, due 03/01/31 ..........................                             368,900
    126,000    Sierra Pacific Power Co., Series M
               6.000%, due 05/15/16 ..........................                             120,954
    500,000    Southwestern Electric Power
               Co., Series E
               5.550%, due 01/15/17 ..........................                             460,895
    600,000    Westar Energy, Inc.
               6.000%, due 07/01/14 ..........................                             601,496
    750,000    Wisconsin Electric Power Co.
               6.500%, due 06/01/28 ..........................                             737,732
                                                                                       -----------
                                                                                         4,670,099
                                                                                       -----------
               TOTAL CORPORATE NOTES AND BONDS
               (Cost $19,402,864) ............................                          17,312,980

MORTGAGE BACKED - 20.98%
--------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE
               CORP. - 2.31%
      9,249    8.000%, due 06/01/30
               Pool # C01005 .................................                              10,133
    167,663    6.500%, due 01/01/32
               Pool # C62333 .................................                             179,586
  1,327,640    5.000%, due 07/01/33
               Pool # A11325 .................................                           1,369,257
     96,538    6.000%, due 10/01/34
               Pool # A28439 .................................                             101,405
     81,203    6.000%, due 10/01/34
               Pool # A28598 .................................                              85,296
    113,074    5.000%, due 04/01/35
               Pool # A32315 .................................                             116,442
     80,940    5.000%, due 04/01/35
               Pool # A32316 .................................                              83,350
                                                                                       -----------
                                                                                         1,945,469
                                                                                       -----------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION - 18.52%
    241,712    4.000%, due 04/01/15
               Pool # 255719 .................................                             245,528
    307,152    5.500%, due 04/01/16
               Pool # 745444 .................................                             318,774
     50,067    6.000%, due 05/01/16
               Pool # 582558 .................................                              52,851
    518,295    5.000%, due 12/01/17
               Pool # 672243 .................................                             540,707
    492,052    5.000%, due 05/01/20
               Pool # 813965 .................................                             510,715
    748,319    4.500%, due 09/01/20
               Pool # 835465 .................................                             771,587
     87,468    6.000%, due 05/01/21
               Pool # 253847 .................................                              92,377
     18,343    7.000%, due 12/01/29
               Pool # 762813 .................................                              19,889
     59,986    7.000%, due 11/01/31
               Pool # 607515 .................................                              64,727
     49,998    7.000%, due 05/01/32
               Pool # 644591 .................................                              53,950
    354,755    6.500%, due 06/01/32
               Pool # 545691 .................................                             380,092
    525,099    5.500%, due 10/01/33
               Pool # 254904 .................................                             546,318
     20,063    5.000%, due 05/01/34
               Pool # 782214 .................................                              20,692
    456,870    5.000%, due 06/01/34
               Pool # 255230 .................................                             471,191
     11,021    7.000%, due 07/01/34
               Pool # 792636 .................................                              11,846
    164,176    5.500%, due 08/01/34
               Pool # 793647 .................................                             170,682
    335,682    5.500%, due 03/01/35
               Pool # 810075 .................................                             348,670

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION (CONTINUED)
$   813,469    5.500%, due 03/01/35
               Pool # 815976 .................................                         $   844,943
    456,351    5.000%, due 08/01/35
               Pool # 829670 .................................                             470,371
    351,120    5.000%, due 09/01/35
               Pool # 820347 .................................                             361,907
    380,925    5.000%, due 09/01/35
               Pool # 835699 .................................                             392,628
    695,323    5.000%, due 10/01/35
               Pool # 797669 .................................                             716,685
    487,620    5.000%, due 11/01/35
               Pool # 844504 .................................                             502,600
    523,073    5.000%, due 11/01/35
               Pool # 844809 .................................                             539,142
    507,075    5.000%, due 12/01/35
               Pool # 850561 .................................                             522,653
    168,630    5.500%, due 02/01/36
               Pool # 851330 .................................                             175,155
    636,538    5.500%, due 09/01/36
               Pool # 831820 .................................                             660,370
    638,912    6.000%, due 09/01/36
               Pool # 831741 .................................                             669,123
    148,773    5.500%, due 10/01/36
               Pool # 896340 .................................                             154,343
    687,593    5.500%, due 10/01/36
               Pool # 901723 .................................                             713,336
    630,105    6.000%, due 11/01/36
               Pool # 902510 .................................                             666,291
    724,751    5.500%, due 12/01/36
               Pool # 902853 .................................                             751,886
    662,204    5.500%, due 12/01/36
               Pool # 903059 .................................                             686,997
    635,936    5.500%, due 12/01/36
               Pool # 907512 .................................                             659,746
    755,139    5.500%, due 12/01/36
               Pool # 907635 .................................                             783,412
    668,514    6.000%, due 12/01/36
               Pool # 903002 .................................                             700,124
                                                                                       -----------
                                                                                        15,592,308
                                                                                       -----------
               GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION - 0.15%
     11,457    8.000%, due 10/20/15
               Pool # 002995 .................................                              12,237
     62,263    6.500%, due 02/20/29
               Pool # 002714 .................................                              66,521
     44,937    6.500%, due 04/20/31
               Pool # 003068 .................................                              47,961
                                                                                       -----------
                                                                                           126,719
                                                                                       -----------
               TOTAL MORTGAGE BACKED
               (Cost $16,917,766) ............................                          17,664,496

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.93%
--------------------------------------------------------------------------------------------------
               FEDERAL FARM CREDIT BANK - 1.33%
  1,000,000    5.875%, due 10/03/16 ..........................                           1,119,849
                                                                                       -----------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION - 0.62%
    500,000    5.250%, due 08/01/12 ..........................                             521,265
                                                                                       -----------
               U.S. TREASURY BONDS - 1.35%
    860,000    6.625%, due 02/15/27 ..........................                           1,140,307
                                                                                       -----------
               U.S. TREASURY NOTES - 5.63%
     30,000    4.500%, due 11/15/10 ..........................                              31,728
    225,000    0.875%, due 02/28/11 ..........................                             225,027
    320,000    4.875%, due 04/30/11 ..........................                             345,000
  2,100,000    4.625%, due 12/31/11 ..........................                           2,286,375
    575,000    4.250%, due 08/15/14 ..........................                             637,666
     60,000    4.250%, due 08/15/15 ..........................                              66,661
  1,025,000    4.500%, due 05/15/17 ..........................                           1,144,156
                                                                                       -----------
                                                                                         4,736,613
                                                                                       -----------
               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS
               (Cost $6,885,266) ..............................                          7,518,034

Shares
------
INVESTMENT COMPANY - 2.72%
--------------------------------------------------------------------------------------------------
  2,290,296    SSgA Prime Money
               Market Fund ...................................                           2,290,296
                                                                                       -----------
               TOTAL INVESTMENT COMPANY
               (Cost $2,290,296) .............................                           2,290,296

TOTAL INVESTMENTS - 99.29%
--------------------------------------------------------------------------------------------------
(Cost $94,654,990**) .........................................                          83,607,149

NET OTHER ASSETS AND LIABILITIES - 0.71%
--------------------------------------------------------------------------------------------------
                                                                                           600,712

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $84,207,861

--------------------------------------------------------------------------------

  **   Aggregate cost for Federal tax purposes was $94,850,528.

 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
36

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.70% of total net assets.

 (E)   In Default. Issuer is bankrupt.

 (G)   Floating rate or variable rate note. Rate shown is as of April 30, 2009.

 (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

 ADR   American Depositary Receipt.

 PLC   Public Limited Company.

REIT   Real Estate Investment Trust.

       The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [PIE CHART OF PORTFOLIO ALLOCATION]

Financials                                                           22%
Energy                                                               17%
Health Care                                                          13%
Consumer Staples                                                      9%
Consumer Discretionary                                                8%
Industrials                                                           8%
Telecommunication Services                                            6%
Utilities                                                             6%
Cash and Other Net Assets                                             4%
Information Technology                                                4%
Materials                                                             3%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 96.09%
--------------------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 7.88%
     48,186    Comcast Corp., Class A ........................                        $    744,956
     23,400    Home Depot, Inc. ..............................                             615,888
     28,600    Johnson Controls, Inc. ........................                             543,686
     17,800    Kohl's Corp.* .................................                             807,230
     47,000    Lowe's Cos., Inc. .............................                           1,010,500
     18,500    Omnicom Group, Inc. ...........................                             582,195
     15,000    Phillips-Van Heusen Corp. .....................                             435,450
     19,800    Snap-On, Inc. .................................                             671,616
     33,000    Staples, Inc. .................................                             680,460
     22,000    Target Corp. ..................................                             907,720
     16,855    Time Warner Cable, Inc. .......................                             543,237
     33,133    Time Warner, Inc. .............................                             723,293
     47,700    Walt Disney Co./The ...........................                           1,044,630
                                                                                      ------------
                                                                                         9,310,861
                                                                                      ------------
               CONSUMER STAPLES - 8.57%
     21,400    Altria Group, Inc. ............................                             349,462
     18,200    Archer-Daniels-Midland Co. ....................                             448,084
     20,600    Coca-Cola Co./The .............................                             886,830
      6,900    Costco Wholesale Corp. ........................                             335,340
     26,900    CVS Caremark Corp. ............................                             854,882
     12,400    General Mills, Inc. ...........................                             628,556
     10,100    HJ Heinz Co. ..................................                             347,642
      7,700    Kellogg Co. ...................................                             324,247
     46,397    Kraft Foods, Inc., Class A ....................                           1,085,690
      8,800    Molson Coors Brewing Co.,
               Class B .......................................                             336,600
     58,700    Procter & Gamble Co./The .....................                            2,902,128
     32,100    Wal-Mart Stores, Inc. .........................                           1,617,840
                                                                                      ------------
                                                                                        10,117,301
                                                                                      ------------
               ENERGY - 16.80%
     17,300    Anadarko Petroleum Corp. .....................                              744,938
     17,400    Apache Corp. ..................................                           1,267,764
     67,966    Chevron Corp. .................................                           4,492,553
     49,800    ConocoPhillips ................................                           2,041,800
     19,400    Devon Energy Corp. ............................                           1,005,890
      5,900    EOG Resources, Inc. ...........................                             374,532
    118,800    Exxon Mobil Corp. .............................                           7,920,396
     33,300    Marathon Oil Corp. ............................                             989,010
     13,300    Valero Energy Corp. ...........................                             263,872
     21,500    XTO Energy, Inc. ..............................                             745,190
                                                                                      ------------
                                                                                        19,845,945
                                                                                      ------------
               FINANCIALS - 21.81%
     16,700    Allstate Corp./The ............................                             389,611
     17,300    AON Corp. .....................................                             730,060
      8,000    Arch Capital Group, Ltd.* .....................                             462,240
    183,284    Bank of America Corp. .........................                           1,636,726
     40,900    Bank of New York Mellon
               Corp./The .....................................                           1,042,132
     22,900    BB&T Corp. ....................................                             534,486
      4,100    BlackRock, Inc. ...............................                             600,732
     14,400    Capital One Financial Corp. ...................                             241,056
     11,000    Chubb Corp. ...................................                             428,450
    161,766    Citigroup, Inc. ...............................                             493,386
     14,100    Equity Residential, REIT ......................                             322,749
     15,400    Goldman Sachs Group,
               Inc./The ......................................                           1,978,900
     22,900    Hartford Financial
               Services Group, Inc. ..........................                             262,663
    126,268    JPMorgan Chase & Co. ..........................                           4,166,844
     19,400    Keycorp .......................................                             119,310
     15,900    Marsh & McLennan
               Cos., Inc. ....................................                             335,331
     38,500    MetLife, Inc. .................................                           1,145,375
     33,800    Morgan Stanley ................................                             799,032
     27,800    PNC Financial Services
               Group, Inc. ...................................                           1,103,660
     27,600    Prudential Financial, Inc. ....................                             797,088
     24,600    Regions Financial Corp. .......................                             110,454
      8,413    Simon Property Group,
               Inc., REIT ....................................                             434,111
     28,500    State Street Corp. ............................                             972,705
     10,300    SunTrust Banks, Inc. ..........................                             148,732
     43,700    Travelers Cos., Inc./The ......................                           1,797,818

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
38

================================================================================
 LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
               FINANCIALS (CONTINUED)
     11,600    Unum Group ....................................                        $    189,544
     63,700    US Banccorp ...................................                           1,160,614
     16,098    Vornado Realty Trust, REIT ....................                             787,031
    128,500    Wells Fargo & Co. .............................                           2,571,285
                                                                                      ------------
                                                                                        25,762,125
                                                                                      ------------
               HEALTH CARE - 12.92%
     29,400    Amgen, Inc.* ..................................                           1,425,018
     14,900    CIGNA Corp. ...................................                             293,679
     13,600    Coventry Health Care, Inc.* ...................                             216,376
     12,700    Covidien, Ltd. ................................                             418,846
     11,500    Eli Lilly & Co. ...............................                             378,580
     60,700    Johnson & Johnson .............................                           3,178,252
     23,000    Life Technologies Corp.* ......................                             857,900
     52,300    Merck & Co., Inc./NJ ..........................                           1,267,752
     17,400    Mylan, Inc./PA* ...............................                             230,550
    253,940    Pfizer, Inc. ..................................                           3,392,638
     18,300    Thermo Fisher Scientific, Inc.* ...............                             641,964
     36,300    UnitedHealth Group, Inc. ......................                             853,776
     12,300    WellPoint, Inc.* ..............................                             525,948
     37,100    Wyeth .........................................                           1,573,040
                                                                                      ------------
                                                                                        15,254,319
                                                                                      ------------
               INDUSTRIALS - 7.96%
     12,200    Deere & Co. ...................................                             503,372
      9,700    Emerson Electric Co. ..........................                             330,188
      6,200    FedEx Corp. ...................................                             346,952
    331,500    General Electric Co. ..........................                           4,193,475
      9,700    Illinois Tool Works, Inc. .....................                             318,160
      9,300    L-3 Communications
               Holdings, Inc. ................................                             708,195
     15,200    Norfolk Southern Corp. ........................                             542,336
     24,900    Raytheon Co. ..................................                           1,126,227
     13,600    Tyco International, Ltd. ......................                             323,136
     12,000    United Technologies Corp. .....................                             586,080
     16,000    Waste Management, Inc. ........................                             426,720
                                                                                      ------------
                                                                                         9,404,841
                                                                                      ------------
               INFORMATION TECHNOLOGY - 4.38%
      6,800    Affiliated Computer Services,
               Inc., Class A* ................................                             328,984
     38,900    Cisco Systems, Inc.* ..........................                             751,548
     34,900    EMC Corp./Massachusetts* .....................                              437,297
     15,121    Hewlett-Packard Co. ...........................                             544,053
     42,700    Intel Corp. ...................................                             673,806
      8,200    International Business
               Machines Corp. ................................                             846,322
     41,100    Maxim Integrated Products,
               Inc. ..........................................                             556,905
     15,700    Microsoft Corp. ...............................                             318,082
     12,900    Novellus Systems, Inc.* .......................                             232,974
     28,000    Symantec Corp.* ...............................                             483,000
                                                                                      ------------
                                                                                         5,172,971
                                                                                      ------------
               MATERIALS - 3.39%
      9,800    Air Products & Chemicals,
               Inc. ..........................................                             645,820
     36,000    EI Du Pont de
               Nemours & Co. .................................                           1,004,400
     18,723    Freeport-McMoRan
               Copper & Gold, Inc. ...........................                             798,536
     24,900    Nucor Corp. ...................................                           1,013,181
     15,400    Weyerhaeuser Co. ..............................                             543,004
                                                                                      ------------
                                                                                         4,004,941
                                                                                      ------------
               TELECOMMUNICATION SERVICES - 6.04%
    174,032    AT&T, Inc. ....................................                           4,458,700
     52,700    Sprint Nextel Corp.* ..........................                             229,772
     80,620    Verizon Communications,
               Inc. ..........................................                           2,446,011
                                                                                      ------------
                                                                                         7,134,483
                                                                                      ------------
               UTILITIES - 6.34%
     17,900    American Electric
               Power Co., Inc. ...............................                             472,202
     40,200    Duke Energy Corp. .............................                             555,162
     19,000    Edison International ..........................                             541,690
     12,400    Exelon Corp. ..................................                             572,012
     12,400    FirstEnergy Corp. .............................                             507,160
     18,800    FPL Group, Inc. ...............................                           1,011,252
     12,600    NSTAR .........................................                             395,766
     20,200    PG&E Corp. ....................................                             749,824
     19,500    Public Service Enterprise
               Group, Inc. ...................................                             581,880
      3,600    Questar Corp. .................................                             106,992
     20,600    Sempra Energy .................................                             948,012
     36,000    Southern Co./The ..............................                           1,039,680
                                                                                      ------------
                                                                                         7,481,632
                                                                                      ------------
               TOTAL COMMON STOCKS
               (Cost $144,898,630) ...........................                         113,489,419

INVESTMENT COMPANIES - 3.56%
--------------------------------------------------------------------------------------------------
     60,200    Consumer Discretionary Select
               Sector SPDR Fund ETF ..........................                           1,399,650
     56,200    Industrial Select Sector SPDR
               Fund ETF ......................................                           1,222,912
     46,600    SPDR S&P Homebuilders
               ETF ...........................................                             631,896
    954,372    SSgA Prime Money
               Market Fund ...................................                             954,372
                                                                                      ------------
               TOTAL INVESTMENT COMPANIES
               (Cost $4,041,945) .............................                           4,208,830

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    Value (Note 2)
                                                                                    --------------
TOTAL INVESTMENTS - 99.65%
--------------------------------------------------------------------------------------------------
(Cost $148,940,575**) ........................................                        $117,698,249

NET OTHER ASSETS AND LIABILITIES - 0.35%
--------------------------------------------------------------------------------------------------
                                                                                           407,330

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $118,105,579

--------------------------------------------------------------------------------
   *   Non-income producing.

  **   Aggregate cost for Federal tax purposes was $149,812,347.

 ETF   Exchange Traded Fund.

REIT   Real Estate Investment Trust.

       The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
40

================================================================================
 LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [PIE CHART OF PORTFOLIO ALLOCATION]

Information Technology                                               32%
Health Care                                                          13%
Industrials                                                          10%
Energy                                                               10%
Consumer Discretionary                                                9%
Consumer Staples                                                      9%
Financials                                                            6%
Cash and Other Net Assets                                             5%
Materials                                                             3%
Utilities                                                             2%
Telecommunication Services                                            1%

                                   [END CHART]

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 94.44%
--------------------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 8.90%
     11,600    Amazon.com, Inc.* .............................                        $    934,032
      1,000    AutoZone, Inc.* ...............................                             166,390
     13,500    Coach, Inc. ...................................                             330,750
     21,000    Comcast Corp., Class A ........................                             324,660
     11,700    DeVry, Inc. ...................................                             497,952
      5,200    GameStop Corp., Class A* ......................                             156,832
     26,900    Kohl's Corp.* .................................                           1,219,915
      5,900    Mastercard, Inc., Class A .....................                           1,082,355
     30,200    McDonald's Corp. ..............................                           1,609,358
      9,600    NIKE, Inc., Class B ...........................                             503,712
     15,400    Staples, Inc. .................................                             317,548
     55,400    Starbucks Corp.* ..............................                             801,084
     38,500    Target Corp. ..................................                           1,588,510
     12,200    TJX Cos., Inc. ................................                             341,234
     21,500    Visa, Inc., Class A ...........................                           1,396,640
     10,900    Yum! Brands, Inc. .............................                             363,515
                                                                                      ------------
                                                                                        11,634,487
                                                                                      ------------
               CONSUMER STAPLES - 9.62%
     10,000    Avon Products, Inc. ...........................                             227,600
     45,200    Coca-Cola Co./The .............................                           1,945,860
     14,500    Colgate-Palmolive Co. .........................                             855,500
     13,500    Costco Wholesale Corp. ........................                             656,100
     21,300    CVS Caremark Corp. ............................                             676,914
      8,000    Kellogg Co. ...................................                             336,880
      6,100    Lorillard, Inc. ...............................                             385,093
     42,300    PepsiCo, Inc./NC ..............................                           2,104,848
     31,900    Procter & Gamble Co./The .....................                            1,577,136
     27,000    Walgreen Co. ..................................                             848,610
     58,800    Wal-Mart Stores, Inc. .........................                           2,963,520
                                                                                      ------------
                                                                                        12,578,061
                                                                                      ------------
               ENERGY - 9.83%
     18,600    Cameron International Corp.* ..................                             475,788
      5,700    Diamond Offshore Drilling, Inc. ...............                             412,737
     14,300    EOG Resources, Inc. ...........................                             907,764
     10,200    Exxon Mobil Corp. .............................                             680,034
     25,700    Halliburton Co. ...............................                             519,654
     11,300    Hess Corp. ....................................                             619,127
     31,600    National Oilwell Varco, Inc.* .................                             956,848
     15,000    Noble Corp. ...................................                             409,950
     22,600    Occidental Petroleum Corp. ....................                           1,272,154
     15,600    Peabody Energy Corp. ..........................                             411,684
     80,400    PetroHawk Energy Corp.* .......................                           1,897,440
     15,800    Range Resources Corp. .........................                             631,526
     26,300    Schlumberger, Ltd. ............................                           1,288,437
     17,700    Southwestern Energy Co.* ......................                             634,722
     71,300    Weatherford International,
               Ltd.* .........................................                           1,185,719
     15,982    XTO Energy, Inc. ..............................                             553,936
                                                                                      ------------
                                                                                        12,857,520
                                                                                      ------------
               FINANCIALS - 5.80%
     12,400    Aflac, Inc. ...................................                             358,236
     16,900    American Express Co. ..........................                             426,218
    190,812    Axis Capital Holdings, Ltd. ...................                           4,701,608
      1,400    BlackRock, Inc. ...............................                             205,128
     15,900    Charles Schwab Corp./The ......................                             293,832
      1,200    CME Group, Inc. ...............................                             265,620
      7,600    IntercontinentalExchange,
               Inc.* .........................................                             665,760
      5,200    Northern Trust Corp. ..........................                             282,672
     11,500    State Street Corp. ............................                             392,495
                                                                                      ------------
                                                                                         7,591,569
                                                                                      ------------
               HEALTH CARE - 12.76%
     43,600    Abbott Laboratories ...........................                           1,824,660
      8,800    Allergan, Inc./United States ..................                             410,608
     18,600    Baxter International, Inc. ....................                             902,100
      9,500    Becton Dickinson & Co. ........................                             574,560
      7,900    Biogen Idec, Inc.* ............................                             381,886
     50,400    Bristol-Myers Squibb Co. ......................                             967,680
     12,300    Celgene Corp.* ................................                             525,456
     32,300    CIGNA Corp. ...................................                             636,633
     10,500    Gen-Probe, Inc.* ..............................                             505,680
      8,600    Genzyme Corp.* ................................                             458,638

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
               HEALTH CARE
     24,600    Gilead Sciences, Inc.* ........................                        $  1,126,680
      2,300    Intuitive Surgical, Inc.* .....................                             330,579
     10,500    Johnson & Johnson .............................                             549,780
     15,900    Life Technologies Corp.* ......................                             593,070
     18,700    Medco Health
               Solutions, Inc.* ..............................                             814,385
     17,900    Merck & Co., Inc./NJ ..........................                             433,896
     40,400    Roche Holding AG, ADR .........................                           1,277,852
     58,503    Schering-Plough Corp. .........................                           1,346,739
     12,900    St. Jude Medical, Inc.* .......................                             432,408
     83,700    UnitedHealth Group, Inc. ......................                           1,968,624
     20,500    Vertex Pharmaceuticals,
               Inc.* .........................................                             631,810
                                                                                      ------------
                                                                                        16,693,724
                                                                                      ------------
               INDUSTRIALS - 9.96%
     21,800    Boeing Co./The ................................                             873,090
      8,500    Burlington Northern
               Santa Fe Corp. ................................                             573,580
      7,800    CH Robinson Worldwide,
               Inc. ..........................................                             414,648
     12,300    CSX Corp. .....................................                             363,957
      6,800    Cummins, Inc. .................................                             231,200
      5,100    Danaher Corp. .................................                             298,044
     11,400    Deere & Co. ...................................                             470,364
     18,000    Emerson Electric Co. ..........................                             612,720
      5,300    Expeditors International of
               Washington, Inc. ..............................                             183,963
      7,200    Flowserve Corp. ...............................                             488,880
     69,000    General Electric Co. ..........................                             872,850
     26,600    Honeywell International,
               Inc. ..........................................                             830,186
     11,000    ITT Corp. .....................................                             451,110
      9,000    Lockheed Martin Corp. .........................                             706,770
     74,100    Quanta Services, Inc.* ........................                           1,684,293
     35,400    Raytheon Co. ..................................                           1,601,142
     28,200    Tyco International, Ltd. ......................                             670,032
     18,500    United Parcel Service,
               Inc., Class B .................................                             968,290
     15,000    United Technologies Corp. .....................                             732,600
                                                                                      ------------
                                                                                        13,027,719
                                                                                      ------------
               INFORMATION TECHNOLOGY - 31.76%
     39,200    Accenture, Ltd., Class A ......................                           1,153,656
     14,600    Adobe Systems, Inc.* ..........................                             399,310
     10,000    Altera Corp. ..................................                             163,100
     26,700    Apple, Inc.* ..................................                           3,359,661
     14,100    Automatic Data Processing,
               Inc. ..........................................                             496,320
     13,000    BMC Software, Inc.* ...........................                             450,710
    191,300    Cisco Systems, Inc.* ..........................                           3,695,916
     18,400    Citrix Systems, Inc.* .........................                             524,952
     47,500    Corning, Inc. .................................                             694,450
     34,700    Dell, Inc.* ...................................                             403,214
     80,400    Electronic Arts, Inc.* ........................                           1,636,140
     67,200    EMC Corp./Massachusetts* .....................                              842,016
      4,000    First Solar, Inc.* ............................                             749,160
      9,800    Google, Inc., Class A* ........................                           3,880,506
     35,400    Hewlett-Packard Co. ...........................                           1,273,692
    208,500    Intel Corp. ...................................                           3,290,130
     44,400    International Business
               Machines Corp. ................................                           4,582,524
      8,700    Intuit, Inc.* .................................                             201,231
    223,300    Microsoft Corp. ...............................                           4,524,058
     34,900    Novellus Systems, Inc.* .......................                             630,294
    112,800    Oracle Corp. ..................................                           2,181,552
     50,500    Paychex, Inc. .................................                           1,364,005
     52,800    QUALCOMM, Inc. ................................                           2,234,496
     15,800    Salesforce.com, Inc.* .........................                             676,398
     52,700    Texas Instruments, Inc. .......................                             951,762
     23,500    Varian Semiconductor
               Equipment Associates, Inc.* .                                               601,365
     39,700    Yahoo!, Inc.* .................................                             567,313
                                                                                      ------------
                                                                                        41,527,931
                                                                                      ------------
               MATERIALS - 3.36%
      9,700    Agnico-Eagle Mines, Ltd. ......................                             427,867
     18,500    Monsanto Co. ..................................                           1,570,465
     24,093    Nucor Corp. ...................................                             980,344
     18,900    Praxair, Inc. .................................                           1,410,129
                                                                                      ------------
                                                                                         4,388,805
                                                                                      ------------
               TELECOMMUNICATION SERVICES - 0.72%
     58,100    NII Holdings, Inc.* ...........................                             938,896
                                                                                      ------------
               UTILITIES - 1.73%
      8,000    Exelon Corp. ..................................                             369,040
     22,700    FPL Group, Inc. ...............................                           1,221,033
     14,700    Sempra Energy .................................                             676,494
                                                                                      ------------
                                                                                         2,266,567
                                                                                      ------------
               TOTAL COMMON STOCKS
               (Cost $131,351,463) ...........................                         123,505,279

Par Value
---------
CERTIFICATE OF DEPOSIT - 0.13%
--------------------------------------------------------------------------------------------------
$   166,188    State Street Eurodollar
               0.010%, due 05/01/09 ..........................                             166,188
                                                                                      ------------
               TOTAL CERTIFICATE OF DEPOSIT
               (Cost $166,188) ...............................                             166,188

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
42

================================================================================
 LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 5.59%
--------------------------------------------------------------------------------------------------
     37,400    iShares Russell 1000
               Growth Index Fund ETF .........................                        $  1,445,136
  5,870,224    SSgA Prime Money
               Market Fund ...................................                           5,870,224
                                                                                      ------------
               TOTAL INVESTMENT COMPANIES
               (Cost $7,222,869) .............................                           7,315,360

TOTAL INVESTMENTS - 100.16%
--------------------------------------------------------------------------------------------------
(Cost $138,740,520**) ........................................                         130,986,827

NET OTHER ASSETS AND LIABILITIES - (0.16)%
--------------------------------------------------------------------------------------------------
                                                                                          (214,896)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $130,771,931

--------------------------------------------------------------------------------
  *   Non-income producing.

 **   Aggregate cost for Federal tax purposes was $142,524,215.

ADR   American Depositary Receipt.

ETF   Exchange Traded Fund.

      The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [PIE CHART OF SECTOR ALLOCATION]

Financials                                                              25%
Consumer Discretionary                                                  14%
Utilities                                                               13%
Industrials                                                             10%
Consumer Staples                                                         9%
Information Technology                                                   9%
Energy                                                                   6%
Health Care                                                              5%
Materials                                                                5%
Cash and Other Net Assets                                                3%
Telecommunication Services                                               1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 97.42%
--------------------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 13.87%
      5,900    Arbitron, Inc. .................................................        $   122,838
      2,800    Autoliv, Inc. ..................................................             69,076
        500    AutoZone, Inc.* ................................................             83,195
      6,200    Cablevision Systems Corp., Class A .............................            106,392
      7,700    Cato Corp./The, Class A ........................................            147,994
      5,800    CBS Corp., Class B .............................................             40,832
      2,300    CEC Entertainment, Inc.* ....  .................................             70,058
      3,400    Choice Hotels International,Inc. ...............................            101,762
     41,864    Ford Motor Co.* ................................................            250,347
      3,700    Fortune Brands, Inc. ...........................................            145,447
      7,200    GameStop Corp., Class A* .......................................            217,152
      4,500    Genuine Parts Co. ..............................................            152,820
      3,300    Hibbett Sports, Inc.* ..........................................             68,805
     25,900    Interpublic Group of Cos., Inc.* ...............................            162,134
      4,500    JC Penney Co., Inc. ............................................            138,105
      4,000    KB Home ........................................................             72,280
      3,800    Kohl's Corp.* ..................................................            172,330
     15,200    Mattel, Inc. ...................................................            227,392
      6,700    Mattel, Inc. ...................................................            100,232
      2,400    Matthews International Corp., Class A ..........................             75,168
      5,200    McGraw-Hill Cos., Inc./The .....................................            156,780
      3,100    O'Reilly Automotive, Inc.* .....................................            120,435
      3,900    Pulte Homes, Inc. ..............................................             44,889
      6,100    Scripps Networks Interactive,Inc., Class A .....................            167,384
      5,300    Snap-On, Inc. ..................................................            179,776
      6,900    Sonic Corp.* ...................................................             75,348
     12,350    Stage Stores, Inc. .............................................            151,287
      9,900    TJX Cos., Inc. .................................................            276,903
      2,500    Toll Brothers, Inc.* ...........................................             50,650
      5,700    Valassis Communications, Inc.* .................................             29,469
      2,300    VF Corp. .......................................................            136,321
      1,900    Whirlpool Corp. ................................................             85,804
                                                                                      ------------
                                                                                         3,999,405
                                                                                      ------------
               CONSUMER STAPLES - 8.64%
      2,600    Bunge, Ltd. ....................................................            124,826
      2,800    Casey's General Stores, Inc. ...................................             74,508
      2,000    Clorox Co. .....................................................            112,100
     12,100    ConAgra Foods, Inc. ............................................            214,170
     12,000    Constellation Brands, Inc., Class A* ...........................            139,080
      2,100    Energizer Holdings, Inc.* ......................................            120,330
      4,300    Herbalife, Ltd. ................................................             85,226
      4,700    HJ Heinz Co. ...................................................            161,774
      3,100    Hormel Foods Corp. .............................................             96,999
      4,900    Lance, Inc. ....................................................            113,484
      4,500    Lorillard, Inc. ................................................            284,085
      4,800    Molson Coors Brewing Co., Class B ..............................            183,600
      1,500    Ralcorp Holdings, Inc.* ........................................             85,740
      7,600    Safeway, Inc. ..................................................            150,100
     16,000    Sara Lee Corp. .................................................            133,120
      8,700    SUPERVALU, Inc. ................................................            142,245
      5,500    Tyson Foods, Inc., Class A .....................................             57,970
      4,200    Wal-Mart Stores, Inc. ..........................................            211,680
                                                                                      ------------
                                                                                         2,491,037
                                                                                      ------------
               ENERGY - 6.12%
      8,900    BJ Services Co. ................................................            123,621
     35,900    El Paso Corp. ..................................................            247,710
     11,200    Forest Oil Corp.* ..............................................            179,200
      9,900    Helmerich & Payne, Inc. ........................................            305,118
      6,000    Noble Energy, Inc. .............................................            340,500
      8,800    PetroHawk Energy Corp.* ........................................            207,680

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
44

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              ENERGY (CONTINUED)
      3,800   Plains Exploration & Production Co.* ............................       $     71,706
        900   SEACOR Holdings, Inc.* ..........................................             59,148
      3,600   St. Mary Land & Exploration Co. .................................             64,332
      6,700   Tesoro Corp. ....................................................            102,175
      1,900   Whiting Petroleum Corp.* ........................................             62,244
                                                                                      ------------
                                                                                         1,763,434
                                                                                      ------------
              FINANCIALS - 24.83%
        234   Alleghany Corp.* ................................................             59,357
      5,000   Ameriprise Financial, Inc. ......................................            131,750
     15,100   Annaly Capital Management, Inc., REIT ...........................            212,457
      8,400   AON Corp. .......................................................            354,480
      3,700   Arch Capital Group, Ltd.* .......................................            213,786
     11,399   Ares Capital Corp. ..............................................             66,912
      6,860   Associated Banc-Corp. ...........................................            106,124
      2,500   Assurant, Inc. ..................................................             61,100
      6,300   Assured Guaranty, Ltd. ..........................................             60,858
      3,197   AvalonBay Communities, Inc., REIT ...............................            181,622
      7,800   Axis Capital Holdings, Ltd. .....................................            192,192
      2,200   BlackRock, Inc. .................................................            322,344
      3,100   Boston Properties, Inc., REIT ...................................            153,202
      2,700   Credit Acceptance Corp.* ........................................             62,073
      2,600   Cullen/Frost Bankers, Inc. ......................................            122,434
      6,575   Delphi Financial Group, Inc., Class A ...........................            113,550
      5,000   DiamondRock Hospitality Co., REIT ...............................             32,450
      5,800   Discover Financial Services .....................................             47,154
      6,900   Equity Residential, REIT ........................................            157,941
      3,032   Everest Re Group, Ltd. ..........................................            226,309
     13,100   Fidelity National Financial, Inc., Class A ......................            237,503
     16,100   Fifth Third Bancorp .............................................             66,010
      2,500   Financial Federal Corp. .........................................             61,525
      1,600   First American Corp. ............................................             44,928
      4,100   First Horizon National Corp. ....................................             47,191
      3,900   First Midwest Bancorp, Inc./IL ..................................             34,554
      7,900   Hudson City Bancorp, Inc. .......................................             99,224
      5,140   International Bancshares Corp. ..................................             69,441
      2,300   IPC Holdings, Ltd. ..............................................             59,892
     10,500   JPMorgan Chase & Co. ............................................            346,500
     22,600   Keycorp .........................................................            138,990
      1,300   Leucadia National Corp.* ........................................             27,599
      2,600   Lincoln National Corp. ..........................................             29,224
      1,400   M&T Bank Corp. ..................................................             73,430
      1,800   Mack-Cali Realty Corp., REIT ....................................             48,348
      9,700   Marsh & McLennan Cos., Inc. .....................................            204,573
      5,198   Marshall & Ilsley Corp. .........................................             30,044
      3,500   MB Financial, Inc. ..............................................             47,705
      3,600   NewAlliance Bancshares, Inc. ....................................             46,476
      2,200   Northern Trust Corp. ............................................            119,592
      7,500   People's United Financial, Inc. .................................            117,150
      3,900   Platinum Underwriters Holdings, Ltd. ............................            112,203
      6,400   Principal Financial Group, Inc. .................................            104,576
     10,100   Progressive Corp./The* ..........................................            154,328
      5,700   Prologis, REIT ..................................................             51,927
        900   PS Business Parks, Inc., REIT ...................................             39,375
      1,900   Public Storage, REIT ............................................            127,034
      4,900   Realty Income Corp., REIT .......................................            109,417
     13,900   Regions Financial Corp. .........................................             62,411
      3,400   Reinsurance Group of America, Inc. ..............................            108,086
      6,300   State Street Corp. ..............................................            215,019
      3,200   Torchmark Corp. .................................................             93,856
     25,000   Unum Group ......................................................            408,500
      7,300   US Banccorp .....................................................            133,006
      1,600   Ventas, Inc., REIT ..............................................             45,824
      4,880   Vornado Realty Trust, REIT ......................................            238,583
      7,900   Webster Financial Corp. .........................................             41,317
      1,200   Westamerica Bancorporation ......................................             64,356
      7,000   WR Berkley Corp. ................................................            167,370
      2,800   XL Capital, Ltd., Class A .......................................             26,628
      2,400   Zions Bancorporation ............................................             26,232
                                                                                      ------------
                                                                                         7,158,042
                                                                                      ------------
              HEALTH CARE - 5.46%
      4,100   Amsurg Corp.* ...................................................             84,214
      4,400   Centene Corp.* ..................................................             80,828
      3,500   Charles River Laboratories International, Inc.* .................             96,775
     12,400   CIGNA Corp. .....................................................            244,404
      7,700   Forest Laboratories, Inc.* ......................................            167,013
      9,200   Hologic, Inc.* ..................................................            136,712
      8,953   Life Technologies Corp.* ........................................            333,947
     17,500   Mylan, Inc./PA* .................................................            231,875
      1,500   Orthofix International N.V.* ....................................             25,575
      2,500   Schering-Plough Corp. ...........................................             57,550
     11,000   Universal American Corp./NY* ....................................            113,630
                                                                                      ------------
                                                                                         1,572,523
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
               INDUSTRIALS - 10.11%
     13,200    ACCO Brands Corp.* .............................................        $    27,588
      2,400    Acuity Brands, Inc. ............................................             68,976
      6,900    Albany International Corp., Class A ............................             64,032
      8,600    Belden, Inc. ...................................................            138,632
      8,100    Carlisle Cos., Inc. ............................................            184,275
      1,100    Copart, Inc.* ..................................................             34,529
      1,800    Danaher Corp. ..................................................            105,192
      4,000    Dover Corp. ....................................................            123,120
      1,500    ESCO Technologies, Inc.* .......................................             62,370
        600    Flowserve Corp. ................................................             40,740
      4,800    GATX Corp. .....................................................            144,528
      2,200    General Dynamics Corp. .........................................            113,674
      2,487    Genesee & Wyoming, Inc., Class A* ..............................             74,610
      3,100    Graco, Inc. ....................................................             73,129
      5,500    Ingersoll-Rand Co., Ltd., Class A ..............................            119,735
      4,800    ITT Corp. ......................................................            196,848
      4,900    KBR, Inc. ......................................................             76,538
      2,400    Kirby Corp.* ...................................................             74,064
      2,000    L-3 Communications Holdings, Inc. ..............................            152,300
      5,300    Mueller Industries, Inc. .......................................            116,441
      1,200    Norfolk Southern Corp. .........................................             42,816
      3,900    Raytheon Co. ...................................................            176,397
      5,665    Republic Services, Inc. ........................................            118,965
      1,900    Simpson Manufacturing Co., Inc. ................................             42,294
     20,100    Southwest Airlines Co. .........................................            140,298
      5,100    Tyco International, Ltd. .......................................            121,176
      3,500    United Stationers, Inc.* .......................................            114,555
      1,300    URS Corp.* .....................................................             57,278
      1,300    WW Grainger, Inc. ..............................................            109,044
                                                                                      ------------
                                                                                         2,914,144
                                                                                      ------------
               INFORMATION TECHNOLOGY - 9.00%
      6,400    Affiliated Computer Services, Inc., Class A* ...................            309,632
     10,800    Arrow Electronics, Inc.* .......................................            245,592
     12,800    Brocade Communications Systems, Inc.* ..........................             73,984
      8,500    CA, Inc. .......................................................            146,625
      3,100    Computer Sciences Corp.* .......................................            114,576
      4,600    Diebold, Inc. ..................................................            121,578
      4,900    Electronics for Imaging, Inc.* .................................             48,118
      2,200    Fiserv, Inc.* ..................................................             82,104
     13,100    Maxim Integrated Products, Inc. ................................            177,505
      7,500    Maxim Integrated Products, Inc. ................................            101,625
      3,400    MAXIMUS, Inc. ..................................................            137,122
     15,100    Micron Technology, Inc.* .......................................             73,688
      9,900    Novellus Systems, Inc.* ........................................            178,794
      6,800    Seagate Technology .............................................             55,488
     15,400    Sun Microsystems, Inc.* ........................................            141,064
      8,400    Synopsys, Inc.* ................................................            182,952
      3,600    Teradata Corp.* ................................................             60,192
      6,300    Websense, Inc.* ................................................            112,329
     23,800    Xerox Corp. ....................................................            145,418
      4,000    Zebra Technologies Corp., Class A* .............................             85,000
                                                                                      ------------
                                                                                         2,593,386
                                                                                      ------------
               MATERIALS - 5.32%
      2,500    Air Products & Chemicals, Inc. .................................            164,750
      2,600    Aptargroup, Inc. ...............................................             80,678
        900    Ball Corp. .....................................................             33,948
      2,000    Deltic Timber Corp. ............................................             84,280
      3,200    Ecolab, Inc. ...................................................            123,360
      4,900    EI Du Pont de Nemours & Co. ....................................            136,710
      2,200    FMC Corp. ......................................................            107,206
      2,935    Freeport-McMoRan Copper & Gold, Inc. ...........................            125,178
      3,400    Nucor Corp. ....................................................            138,346
      6,700    Pactiv Corp.* ..................................................            146,462
      6,200    Sealed Air Corp. ...............................................            118,172
      1,200    Sigma-Aldrich Corp. ............................................             52,608
        800    Vulcan Materials Co. ULC .......................................             38,040
      5,200    Weyerhaeuser Co. ...............................................            183,352
                                                                                      ------------
                                                                                         1,533,090
                                                                                      ------------
               TELECOMMUNICATION SERVICES - 1.42%
      8,500    Crown Castle International Corp.* ..............................            208,420
      3,400    Embarq Corp. ...................................................            124,304
     19,700    Qwest Communications International, Inc. .......................             76,633
                                                                                      ------------
                                                                                           409,357
                                                                                      ------------
               UTILITIES - 12.65%
      4,600    Ameren Corp. ...................................................            105,892
     14,100    American Electric Power Co., Inc. ..............................            371,958
      2,300    Atmos Energy Corp. .............................................             56,833
      4,200    Consolidated Edison, Inc. ......................................            155,946
      9,200    Edison International ...........................................            262,292
      1,000    Entergy Corp. ..................................................             64,770
      1,300    New Jersey Resources Corp. .....................................             42,796
      2,900    NRG Energy, Inc.* ..............................................             52,142
      8,800    NSTAR ..........................................................            276,408
      5,400    Oneok, Inc. ....................................................            141,318
     11,200    PG&E Corp. .....................................................            415,744
      9,500    Progress Energy, Inc. ..........................................            324,140

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
46

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
               UTILITIES (CONTINUED)
      2,900    Questar Corp. ..................................................        $    86,188
      8,900    Sempra Energy ..................................................            409,578
      3,900    UGI Corp. ......................................................             89,466
      3,500    Unisource Energy Corp. .........................................             92,120
      4,700    Westar Energy, Inc. ............................................             82,391
      2,000    WGL Holdings, Inc. .............................................             62,280
      5,000    Wisconsin Energy Corp. .........................................            199,800
     19,300    Xcel Energy, Inc. ..............................................            355,892
                                                                                      ------------
                                                                                         3,647,954
                                                                                      ------------
               TOTAL COMMON STOCKS
               (Cost $35,130,388) .............................................         28,082,372

INVESTMENT COMPANIES - 2.47%
--------------------------------------------------------------------------------------------------
      4,400    SPDR S&P Homebuilders ETF ......................................             59,664
    653,737    SSgA Prime Money Market Fund ...................................            653,737
                                                                                      ------------

               TOTAL INVESTMENT COMPANIES
               (Cost $709,562) ................................................            713,401

TOTAL INVESTMENTS - 99.89%
--------------------------------------------------------------------------------------------------
(Cost $35,839,950**) ..........................................................         28,795,773

NET OTHER ASSETS AND LIABILITIES - 0.11%
--------------------------------------------------------------------------------------------------
                                                                                            30,640

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $28,826,413

--------------------------------------------------------------------------------
   *   Non-income producing.

  **   Aggregate cost for Federal tax purposes was $36,486,724.

 ETF   Exchange Traded Fund.

REIT   Real Estate Investment Trust.

 ULC   Unlimited Liability Company.

       The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [PIE CHART OF SECTOR ALLOCATION]

Information Technology                                                  23%
Consumer Discretionary                                                  18%
Industrials                                                             17%
Health Care                                                             13%
Energy                                                                  10%
Financials                                                               7%
Materials                                                                5%
Cash and Other Net Assets                                                4%
Consumer Staples                                                         3%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 96.28%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 17.79%
     11,400   Aeropostale, Inc.* ..............................................       $    387,258
     17,500   Buckle, Inc./The ................................................            653,975
     18,200   Coach, Inc. .....................................................            445,900
     20,700   GameStop Corp., Class A*.........................................            624,312
     17,500   Guess?, Inc. ....................................................            455,700
     17,000   Gymboree Corp.*..................................................            584,800
      4,000   ITT Educational Services, Inc.*..................................            403,080
     28,300   Nordstrom, Inc. .................................................            640,429
        400   NVR, Inc.* ......................................................            202,148
     12,600   O'Reilly Automotive, Inc.* ......................................            489,510
      4,600   priceline.com, Inc.* ............................................            446,614
     15,500   Steiner Leisure, Ltd.*...........................................            490,420
     35,900   True Religion Apparel, Inc.*.....................................            565,784
     12,500   Yum! Brands, Inc. ...............................................            416,875
                                                                                      ------------
                                                                                         6,806,805
                                                                                      ------------
              CONSUMER STAPLES - 3.46%
     10,500   BJ's Wholesale Club, Inc.* ......................................            350,070
     19,000   Herbalife, Ltd. .................................................            376,580
     36,500   SUPERVALU, Inc. .................................................            596,775
                                                                                      ------------
                                                                                         1,323,425
                                                                                      ------------
              ENERGY - 10.19%
     40,200   Atwood Oceanics, Inc.* ..........................................            897,264
      9,400   Consol Energy, Inc. .............................................            294,032
     49,600   Hercules Offshore, Inc.* ........................................            158,720
     12,300   National Oilwell Varco, Inc.* ...................................            372,444
     17,500   Noble Corp. .....................................................            478,275
     10,000   Noble Energy, Inc. ..............................................            567,500
     12,300   Ultra Petroleum Corp.*...........................................            526,440
     18,500   Whiting Petroleum Corp.* ........................................            606,060
                                                                                      ------------
                                                                                         3,900,735
                                                                                      ------------
              FINANCIALS - 6.78%
     27,900   Aflac, Inc. .....................................................            806,031
     26,700   Ameriprise Financial, Inc. ......................................            703,545
     87,200   Assured Guaranty, Ltd. ..........................................            842,352
     21,100   Hartford Financial Services Group, Inc. .........................            242,017
                                                                                      ------------
                                                                                         2,593,945
                                                                                      ------------
              HEALTH CARE - 13.44%
     10,900   Amedisys, Inc.* .................................................            365,586
      6,900   Beckman Coulter, Inc. ...........................................            362,664
      7,500   Cephalon, Inc.*..................................................            492,075
      7,700   Charles River Laboratories International, Inc.*..................            212,905
     12,700   Community Health Systems, Inc.*..................................            290,068
     23,100   Coventry Health Care, Inc.* .....................................            367,521
      4,200   Genzyme Corp.* ..................................................            223,986
      8,800   Hospira, Inc.* ..................................................            289,256
     21,000   Humana, Inc.* ...................................................            604,380
     16,400   Life Technologies Corp.*.........................................            611,720
     30,700   Psychiatric Solutions, Inc.* ....................................            595,273
     10,300   St. Jude Medical, Inc.* .........................................            345,256
      8,700   Waters Corp.*....................................................            384,279
                                                                                      ------------
                                                                                         5,144,969
                                                                                      ------------
              INDUSTRIALS - 17.02%
     34,600   DynCorp International, Inc., Class A* ...........................            527,650
     11,200   Flowserve Corp. .................................................            760,480
     16,400   Graco, Inc. .....................................................            386,876
     32,000   Herman Miller, Inc. .............................................            475,840
     30,600   HUB Group, Inc., Class A* .......................................            703,800
     12,100   Precision Castparts Corp. .......................................            905,806
     23,500   Robbins & Myers, Inc. ...........................................            445,325
     11,600   Teledyne Technologies, Inc.* ....................................            370,388

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
48

================================================================================
 MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INDUSTRIALS (CONTINUED)
     25,700   Thomas & Betts Corp.* ...........................................       $    799,784
      9,800   Valmont Industries, Inc. ........................................            625,044
     19,800   WESCO International, Inc.* ......................................            514,800
                                                                                      ------------
                                                                                         6,515,793
                                                                                      ------------
              INFORMATION TECHNOLOGY - 22.68%
     34,100   Akamai Technologies, Inc.* ......................................            750,882
     20,300   Alliance Data Systems Corp.* ....................................            849,961
     30,600   Amdocs, Ltd.* ...................................................            640,458
     10,500   Amphenol Corp., Class A..........................................            355,320
     19,000   BMC Software, Inc.* .............................................            658,730
      5,700   Broadcom Corp., Class A*.........................................            132,183
    140,000   Brocade Communications Systems, Inc.* ...........................            809,200
     28,000   Cognizant Technology Solutions Corp., Class A*...................            694,120
     16,900   Juniper Networks, Inc.*..........................................            365,885
     36,300   Maxim Integrated Products, Inc. .................................            491,865
     46,400   NetApp, Inc.* ...................................................            849,120
     51,300   Perot Systems Corp., Class A* ...................................            721,278
     26,700   Polycom, Inc.* ..................................................            497,688
     51,600   Western Union Co./The............................................            864,300
                                                                                      ------------
                                                                                         8,680,990
                                                                                      ------------
              MATERIALS - 4.92%
     26,900   Cliffs Natural Resources, Inc. ..................................            620,314
     36,000   Pactiv Corp.* ...................................................            786,960
     38,200   Steel Dynamics, Inc. ............................................            475,590
                                                                                      ------------
                                                                                         1,882,864
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $35,732,082) ..............................................         36,849,526

INVESTMENT COMPANY - 1.84%
--------------------------------------------------------------------------------------------------
    705,313   SSgA Prime Money Market Fund ....................................            705,313
                                                                                      ------------

              TOTAL INVESTMENT COMPANY
              (Cost $705,313)..................................................            705,313

TOTAL INVESTMENTS - 98.12%
--------------------------------------------------------------------------------------------------
(Cost $36,437,395**) ..........................................................         37,554,839

NET OTHER ASSETS AND LIABILITIES - 1.88%
--------------------------------------------------------------------------------------------------
                                                                                           720,421

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 38,275,260

--------------------------------------------------------------------------------
   *   Non-income producing.

  **   Aggregate cost for Federal tax purposes was $42,469,184.

       The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                        [PIE CHART OF SECTOR ALLOCATION]

Industrials                                                         21%
Financials                                                          20%
Consumer Discretionary                                              19%
Information Technology                                               9%
Health Care                                                          8%
Utilities                                                            6%
Cash and Other Net Assets                                            5%
Materials                                                            5%
Consumer Staples                                                     4%
Energy                                                               3%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 95.11%
--------------------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 18.56%
     18,300    Arbitron, Inc. .................................................         $  381,006
     22,600    Cato Corp./The, Class A.........................................            434,372
      6,200    CEC Entertainment, Inc.*........................................            188,852
      9,300    Choice Hotels International, Inc. ..............................            278,349
     18,600    Helen of Troy, Ltd.* ...........................................            296,670
      8,900    Hibbett Sports, Inc.* ..........................................            185,565
      7,200    Matthews International Corp., Class A ..........................            225,504
     21,400    Sonic Corp.* ...................................................            233,688
     37,200    Stage Stores, Inc. .............................................            455,700
      9,500    Tempur-Pedic International, Inc. ...............................            122,170
      9,200    Unifirst Corp./MA ..............................................            343,068
     15,400    Valassis Communications, Inc.* .................................             79,618
                                                                                        ----------
                                                                                         3,224,562
                                                                                        ----------
               CONSUMER STAPLES - 4.44%
      7,300    Casey's General Stores, Inc. ...................................            194,253
     12,900    Herbalife, Ltd. ................................................            255,678
     13,900    Lance, Inc. ....................................................            321,924
                                                                                        ----------
                                                                                           771,855
                                                                                        ----------
               ENERGY - 3.22%
     11,800    Penn Virginia Corp. ............................................            166,026
      2,400    SEACOR Holdings, Inc.* .........................................            157,728
      2,000    St. Mary Land & Exploration Co. ................................             35,740
      6,100    Whiting Petroleum Corp.* .......................................            199,836
                                                                                        ----------
                                                                                           559,330
                                                                                        ----------
               FINANCIALS - 20.13%
     11,797    Acadia Realty Trust, REIT.......................................            171,056
        500    Alleghany Corp.* ...............................................            126,830
      7,700    American Campus Communities, Inc., REIT ........................            166,936
     31,700    Ares Capital Corp. .............................................            186,079
     17,700    Assured Guaranty, Ltd. .........................................            170,982
      6,800    Credit Acceptance Corp.* .......................................            156,332
     19,400    Delphi Financial Group, Inc., Class A ..........................            335,038
     13,700    DiamondRock Hospitality Co., REIT...............................             88,913
      6,700    Financial Federal Corp. ........................................            164,887
     12,200    First Midwest Bancorp, Inc./IL .................................            108,092
     14,420    International Bancshares Corp. .................................            194,814
      7,300    IPC Holdings, Ltd. .............................................            190,092
      5,100    Mack-Cali Realty Corp., REIT ...................................            136,986
      9,200    MB Financial, Inc. .............................................            125,396
      8,900    NewAlliance Bancshares, Inc. ...................................            114,899
      9,300    Platinum Underwriters Holdings, Ltd. ...........................            267,561
      2,300    PS Business Parks, Inc., REIT ..................................            100,625
     13,500    Realty Income Corp., REIT ......................................            301,455
      3,300    Reinsurance Group of America, Inc. .............................            104,907
     21,000    Webster Financial Corp. ........................................            109,830
      3,300    Westamerica Bancorporation .....................................            176,979
                                                                                        ----------
                                                                                         3,498,689
                                                                                        ----------
               HEALTH CARE - 8.41%
     11,300    Amsurg Corp.*...................................................            232,102
     11,700    Centene Corp.* .................................................            214,929
      9,700    Charles River Laboratories International, Inc.*.................            268,205
      6,000    Corvel Corp.* ..................................................            135,000
      6,200    ICU Medical, Inc.* .............................................            233,120
      3,900    Orthofix International N.V.* ...................................             66,495
     30,100    Universal American Corp./NY* ...................................            310,933
                                                                                        ----------
                                                                                         1,460,784
                                                                                        ----------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
50

================================================================================
 SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
               INDUSTRIALS - 20.57%
     36,500    ACCO Brands Corp.* .............................................         $   76,285
      6,600    Acuity Brands, Inc. ............................................            189,684
     23,200    Albany International Corp., Class A ............................            215,296
     25,500    Belden, Inc. ...................................................            411,060
     20,016    Bowne & Co., Inc. ..............................................            102,282
     24,800    Carlisle Cos., Inc. ............................................            564,200
        100    Copart, Inc.* ..................................................              3,139
      4,000    ESCO Technologies, Inc.*........................................            166,320
     13,400    GATX Corp. .....................................................            403,474
      8,300    Genesee & Wyoming, Inc., Class A* ..............................            249,000
      6,800    Kirby Corp.*....................................................            209,848
     14,500    Mueller Industries, Inc. .......................................            318,565
      5,200    Simpson Manufacturing Co., Inc. ................................            115,752
      6,700    Sterling Construction Co., Inc.* ...............................            125,759
     10,400    United Stationers, Inc.* .......................................            340,392
     12,300    Vitran Corp., Inc.*.............................................             83,640
                                                                                        ----------
                                                                                         3,574,696
                                                                                        ----------
               INFORMATION TECHNOLOGY - 9.22%
     12,300    Diebold, Inc. ..................................................            325,089
     18,700    Electronics for Imaging, Inc.* .................................            183,634
      9,100    MAXIMUS, Inc. ..................................................            367,003
     22,800    NAM TAI Electronics, Inc. ......................................             94,392
     17,200    Websense, Inc.* ................................................            306,676
     29,700    Xyratex, Ltd.*..................................................             99,495
     10,600    Zebra Technologies Corp., Class A* .............................            225,250
                                                                                        ----------
                                                                                         1,601,539
                                                                                        ----------
               MATERIALS - 4.77%
      7,900    Aptargroup, Inc. ...............................................            245,137
      5,600    Deltic Timber Corp. ............................................            235,984
     25,700    Zep, Inc. ......................................................            347,721
                                                                                        ----------
                                                                                           828,842
                                                                                        ----------
               UTILITIES - 5.79%
      8,400    Atmos Energy Corp. .............................................            207,564
      3,750    New Jersey Resources Corp. .....................................            123,450
     10,300    Unisource Energy Corp. .........................................            271,096
     13,300    Westar Energy, Inc. ............................................            233,149
      5,500    WGL Holdings, Inc. .............................................            171,270
                                                                                        ----------
                                                                                         1,006,529
                                                                                        ----------
               TOTAL COMMON STOCKS
               (Cost $20,133,987) .............................................         16,526,826

INVESTMENT COMPANY - 4.04%
--------------------------------------------------------------------------------------------------
    702,066    SSgA Prime Money Market Fund ...................................            702,066
                                                                                        ----------

               TOTAL INVESTMENT COMPANY
               (Cost $702,066).................................................            702,066

TOTAL INVESTMENTS - 99.15%
--------------------------------------------------------------------------------------------------
(Cost $20,836,053**) ..........................................................         17,228,892

NET OTHER ASSETS AND LIABILITIES - 0.85%
--------------------------------------------------------------------------------------------------
                                                                                           148,551

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 17,377,443

--------------------------------------------------------------------------------
   *   Non-income producing.

  **   Aggregate cost for Federal tax purposes was $21,380,411.

REIT   Real Estate Investment Trust.

       The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                          [CHART OF SECTOR ALLOCATION]

Industrials                                                                  22%
Health Care                                                                  21%
Information Technology                                                       20%
Consumer Discretionary                                                       13%
Financials                                                                    9%
Cash and Other Net Assets                                                     7%
Energy                                                                        4%
Materials                                                                     2%
Consumer Staples                                                              1%
Telecommunication Services                                                    1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                            Value (Note 2)
------                                                            --------------
COMMON STOCKS - 93.11%
--------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY - 12.93%
  4,800   Aaron's, Inc. ......................................        $  161,088
  2,400   Career Education Corp.*.............................            52,896
  3,400   Carter's, Inc.* ....................................            72,692
  3,700   CEC Entertainment, Inc.*............................           112,702
 11,800   CKE Restaurants, Inc. ..............................           112,926
  5,900   Corinthian Colleges, Inc.* .........................            90,860
  1,900   DineEquity, Inc. ...................................            60,876
  7,100   Drew Industries, Inc.*..............................           101,388
  1,900   Gaylord Entertainment Co.*..........................            26,486
  3,700   Interactive Data Corp. .............................            83,176
  1,200   JOS A Bank Clothiers, Inc.* ........................            48,528
  2,000   Maidenform Brands, Inc.* ...........................            25,500
  2,400   Matthews International Corp., Class A ..............            75,168
  5,900   Men's Wearhouse, Inc./The ..........................           109,976
  2,700   Meritage Homes Corp.*...............................            56,187
  1,700   NetFlix, Inc.*......................................            77,027
  1,400   Panera Bread Co., Class A*..........................            78,414
  4,900   PF Chang's China Bistro, Inc.*......................           147,882
  2,800   Pinnacle Entertainment, Inc.*.......................            34,944
    600   Red Robin Gourmet Burgers, Inc.*....................            14,730
  6,600   Tempur-Pedic International, Inc. ...................            84,876
  4,500   Wolverine World Wide, Inc. .........................            93,735
  2,800   Zumiez, Inc.* ......................................            33,768
                                                                      ----------
                                                                       1,755,825
                                                                      ----------
          CONSUMER STAPLES - 1.15%
    600   Coca-Cola Bottling Co. Consolidated ................            31,272
    100   Green Mountain Coffee Roasters, Inc.*...............             7,231
  1,800   Ruddick Corp. ......................................            46,188
  6,200   Winn-Dixie Stores, Inc.*............................            71,052
                                                                      ----------
                                                                         155,743
                                                                      ----------
          ENERGY - 3.80%
    500   Arena Resources, Inc.* .............................            14,335
  3,100   Atwood Oceanics, Inc.* .............................            69,192
  2,300   Bill Barrett Corp.* ................................            59,754
  3,400   CARBO Ceramics, Inc. ...............................           104,414
  2,200   Matrix Service Co.* ................................            21,076
  4,800   Penn Virginia Corp. ................................            67,536
  3,600   Petroleum Development Corp.*........................            58,356
  8,100   RPC, Inc. ..........................................            86,670
  1,500   Walter Energy, Inc. ................................            34,200
                                                                      ----------
                                                                         515,533
                                                                      ----------
          FINANCIALS - 9.51%
  2,600   EastGroup Properties, Inc., REIT....................            87,386
  4,300   eHealth, Inc.* .....................................            82,517
  2,600   GAMCO Investors, Inc., Class A .....................           130,390
    300   Greenhill & Co., Inc. ..............................            23,259
  2,400   Hancock Holding Co. ................................            90,888
  4,000   Highwoods Properties, Inc., REIT....................            95,960
  2,700   Home Properties, Inc., REIT.........................            98,388
  4,500   KBW, Inc.* .........................................           108,855
  5,700   Knight Capital Group, Inc., Class A* ...............            88,293
    400   Mid-America Apartment Communities, Inc., REIT ......            14,796
  3,700   Potlatch Corp., REIT................................           108,817
  2,900   Stifel Financial Corp.* ............................           142,767
  1,100   Tanger Factory Outlet Centers, REIT.................            36,652
     37   Teton Advisors, Inc. (L)(T)*........................                 1
  3,400   Tower Group, Inc. ..................................            92,446
    547   Walter Investment Management Corp., REIT* ..........             4,376
  4,000   Washington Real Estate Investment Trust, REIT.......            85,320
                                                                      ----------
                                                                       1,291,111
                                                                      ----------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
52

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                            Value (Note 2)
------                                                            --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
          HEALTH CARE - 20.87%
  1,500   Acorda Therapeutics, Inc.* .........................        $   29,745
  3,500   Alexion Pharmaceuticals, Inc.*......................           116,970
  9,700   Alkermes, Inc.* ....................................            74,205
 12,500   Allscripts-Misys Healthcare Solutions, Inc. ........           155,250
  3,000   AMAG Pharmaceuticals, Inc.*                                    134,550
 11,300   American Medical Systems Holdings, Inc.* ...........           139,781
 12,200   AMN Healthcare Services, Inc.*......................            84,058
  3,700   Auxilium Pharmaceuticals, Inc.*.....................            84,730
  3,300   Centene Corp.* .....................................            60,621
  2,300   Cepheid, Inc.* .....................................            22,310
    600   Chemed Corp. .......................................            25,398
  3,400   Cubist Pharmaceuticals, Inc.*.......................            56,440
  6,200   Emeritus Corp.* ....................................            56,048
  6,900   ev3, Inc.* .........................................            57,684
  2,600   Haemonetics Corp.* .................................           134,238
  2,100   HMS Holdings Corp.* ................................            62,958
  4,800   Immucor, Inc.* .....................................            78,192
  7,600   Isis Pharmaceuticals, Inc.* ........................           119,168
  1,700   Landauer, Inc. .....................................            90,066
  6,100   Medicines Co./The*..................................            60,878
  3,600   Myriad Genetics, Inc.* .............................           139,644
  1,800   National Healthcare Corp. ..........................            71,460
  3,800   Onyx Pharmaceuticals, Inc.*.........................            98,420
  3,200   OSI Pharmaceuticals, Inc.* .........................           107,424
 13,100   PDL BioPharma, Inc. ................................            93,665
  5,500   PSS World Medical, Inc.* ...........................            79,860
  7,800   Regeneron Pharmaceuticals, Inc.*....................           103,428
  4,700   STERIS Corp. .......................................           113,270
  1,900   Theravance, Inc.* ..................................            27,227
  4,500   Thoratec Corp.*.....................................           130,770
  5,100   Valeant Pharmaceuticals International* .............            85,476
  3,800   West Pharmaceutical Services, Inc. .................           124,070
  1,200   XenoPort, Inc.* ....................................            16,404
                                                                      ----------
                                                                       2,834,408
                                                                      ----------
          INDUSTRIALS - 22.47%
  7,500   AAR Corp.*..........................................           113,025
  5,600   Actuant Corp., Class A .............................            68,656
  1,700   Acuity Brands, Inc. ................................            48,858
  1,200   Ameron International Corp. .........................            71,004
  2,200   Badger Meter, Inc. .................................            85,712
  3,200   Beacon Roofing Supply, Inc.*........................            50,880
  5,000   CLARCOR, Inc. ......................................           155,400
  5,900   Curtiss-Wright Corp. ...............................           188,623
  1,600   Deluxe Corp. .......................................            23,200
    700   EMCOR Group, Inc.* .................................            14,553
  1,500   EnerNOC, Inc.* .....................................            26,205
  3,400   Esterline Technologies Corp.*.......................            89,590
  3,200   Franklin Electric Co., Inc. ........................            75,808
  3,200   GeoEye, Inc.*.......................................            79,648
  8,900   Heartland Express, Inc. ............................           133,055
  2,500   Herman Miller, Inc. ................................            37,175
  1,700   ICF International, Inc.* ...........................            46,767
  6,000   Korn/Ferry International* ..........................            63,540
  3,000   Layne Christensen Co.*..............................            64,980
    600   Lindsay Corp. ......................................            23,346
  2,300   MasTec, Inc.*.......................................            28,773
  4,500   Mcgrath Rentcorp ...................................            95,130
  3,700   Mine Safety Appliances Co. .........................            91,205
  4,000   Moog, Inc., Class A* ...............................           107,120
 13,500   MPS Group, Inc.* ...................................           108,540
    900   Multi-Color Corp. ..................................            10,683
  3,100   Navigant Consulting, Inc.*..........................            45,601
  3,600   Nordson Corp. ......................................           130,608
  2,900   Orbital Sciences Corp.* ............................            44,834
  2,200   RBC Bearings, Inc.* ................................            40,700
  4,700   Resources Connection, Inc.*.........................            91,885
  2,300   Rollins, Inc. ......................................            41,400
  3,200   SYKES Enterprises, Inc.*............................            62,912
  2,900   Tetra Tech, Inc.* ..................................            71,224
  2,400   Triumph Group, Inc. ................................            99,192
  2,500   United Stationers, Inc.* ...........................            81,825
  1,700   Valmont Industries, Inc. ...........................           108,426
  2,300   Watsco, Inc. .......................................            98,785
  3,400   Watson Wyatt Worldwide, Inc., Class A ..............           180,370
  2,600   Woodward Governor Co. ..............................            51,896
                                                                      ----------
                                                                       3,051,134
                                                                      ----------
          INFORMATION TECHNOLOGY - 19.92%
  4,700   Adtran, Inc. .......................................            99,405
  9,300   Advanced Energy Industries, Inc.*...................            78,399
  3,200   Advent Software, Inc.*..............................           106,368
  3,400   Anixter International, Inc.* .......................           135,252
  3,400   ANSYS, Inc.* .......................................            93,908
  4,400   Cabot Microelectonics Corp.*........................           126,764
  2,900   Cognizant Technology Solutions Corp., Class A* .....            71,891
    600   CommScope, Inc.* ...................................            15,060
    300   Comtech Telecommunications Corp.* ..................            10,041
  4,400   CSG Systems International, Inc.*....................            63,800
    900   Cymer, Inc.* .......................................            25,569
  6,600   EPIQ Systems, Inc.* ................................           102,102
  2,000   Factset Research Systems, Inc. .....................           107,180
 10,800   IXYS Corp. .........................................           103,032
  4,300   j2 Global Communications, Inc.*.....................           103,157

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                            Value (Note 2)
------                                                            --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (CONTINUED)
    5,300   Littelfuse, Inc.* ..................................     $    86,867
      600   Macrovision Solutions Corp.*........................          12,132
    2,400   MAXIMUS, Inc. ......................................          96,792
    1,700   MercadoLibre, Inc.* ................................          46,461
    7,800   MKS Instruments, Inc.* .............................         122,070
      500   Net 1 UEPS Technologies, Inc.*......................           8,250
      900   NVE Corp.* .........................................          34,236
    7,600   Parametric Technology Corp.*........................          84,740
    1,100   Plexus Corp.* ......................................          24,365
    5,600   Progress Software Corp.* ...........................         118,664
    3,000   Quality Systems, Inc. ..............................         160,860
    3,400   Quest Software, Inc.* ..............................          49,402
      900   RightNow Technologies, Inc.*........................           6,795
    4,900   Rofin-Sinar Technologies, Inc.*.....................         104,419
    5,700   Scansource, Inc.* ..................................         140,847
    3,900   SPSS, Inc.* ........................................         120,510
    2,300   Synaptics, Inc.* ...................................          74,704
    7,700   Ultratech, Inc.* ...................................         104,104
    1,900   VeriFone Holdings, Inc.*............................          14,269
    1,700   Viasat, Inc.*.......................................          39,083
    1,800   Wind River Systems, Inc.* ..........................          13,194
                                                                     -----------
                                                                       2,704,692
                                                                     -----------
            MATERIALS - 1.64%
    2,500   Deltic Timber Corp. ................................         105,350
      600   Haynes International, Inc.* ........................          13,548
    1,900   Silgan Holdings, Inc. ..............................          88,331
    2,000   Zoltek Cos., Inc.*..................................          15,740
                                                                     -----------
                                                                         222,969
                                                                     -----------
            TELECOMMUNICATION SERVICES - 0.82%
   10,600   Premiere Global Services, Inc.*.....................         111,724
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $12,351,463) .................................      12,643,139

Par Value
---------
CERTIFICATE OF DEPOSIT - 2.17%
--------------------------------------------------------------------------------
$ 295,303   State Street Eurodollar
            0.010%, due 05/01/09 ...............................         295,303
                                                                     -----------
            TOTAL CERTIFICATE OF DEPOSIT
            (Cost $295,303).....................................         295,303

Shares
------
INVESTMENT COMPANY - 4.52%
--------------------------------------------------------------------------------
  613,879   SSgA Prime Money
            Market Fund ........................................         613,879
                                                                    ------------

            TOTAL INVESTMENT COMPANY
            (Cost $613,879).....................................         613,879

TOTAL INVESTMENTS - 99.80%
--------------------------------------------------------------------------------
(Cost $13,260,645**) ...........................................      13,552,321

NET OTHER ASSETS AND LIABILITIES - 0.20%
--------------------------------------------------------------------------------
                                                                          26,525

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------
                                                                    $ 13,578,846

--------------------------------------------------------------------------------
   *   Non-income producing.

  **   Aggregate cost for Federal tax purposes was $13,325,740.

 (L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

 (T)   Illiquid security.

REIT   Real Estate Investment Trust.

       The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
54

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

              GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2009

                       [CHART OF GEOGRAPHICAL ALLOCATION]

Europe (excluding United Kingdom)                                            43%
United Kingdom                                                               19%
Japan                                                                        14%
Pacific Basin                                                                 7%
Cash and Other Net Assets                                                     6%
Other Countries                                                               6%
Latin America                                                                 3%
Africa                                                                        2%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                     Value (Note 2)
------                                                                     --------------
COMMON STOCKS - 93.61%
-----------------------------------------------------------------------------------------
             ARGENTINA - 0.26%
    12,300   Tenaris S.A., ADR.........................................       $   307,746
                                                                              -----------
             AUSTRALIA - 0.12%
    26,314   ABC Learning Centres, Ltd. (L)*...........................                 -
    37,718   Fairfax Media, Ltd. ......................................            32,695
    21,635   James Hardie Industries N.V. .............................            72,800
    38,447   Macquarie Infrastructure Group............................            37,967
                                                                              -----------
                                                                                  143,462
                                                                              -----------
             AUSTRIA - 0.05%
     1,634   Andritz AG ...............................................            56,069
                                                                              -----------
             BELGIUM - 1.55%
    54,200   Anheuser-Busch InBev N.V. ................................         1,673,546
     8,146   Arseus N.V. ..............................................            70,663
     1,329   EVS Broadcast Equipment S.A. .............................            61,426
                                                                              -----------
                                                                                1,805,635
                                                                              -----------
             BRAZIL - 1.54%
    61,930   Banco do Brasil S.A. .....................................           526,033
    22,400   Cia de Concessoes Rodoviarias ............................           271,381
     8,890   Empresa Brasileira de Aeronautica S.A., ADR ..............           144,196
       741   Iochpe Maxion S.A. .......................................             3,846
    35,390   JHSF Participacoes S.A. ..................................            28,660
    36,667   Redecard S.A. ............................................           464,812
    13,800   Souza Cruz S.A. ..........................................           297,742
     7,520   Tam S.A., ADR* ...........................................            50,158
                                                                              -----------
                                                                                1,786,828
                                                                              -----------
             CANADA - 1.61%
    76,800   TELUS Corp. ..............................................         1,875,053
                                                                              -----------
             CYPRUS - 0.01%
     7,903   Prosafe Production Public, Ltd.*..........................            14,368
                                                                              -----------
             DENMARK - 0.83%
    20,200   Novo Nordisk A/S, B Shares................................           967,882
                                                                              -----------
             EGYPT - 0.49%
     3,039   Eastern Tobacco ..........................................            83,607
     5,922   Egyptian Co. for Mobile Services .........................           217,266
     9,473   Orascom Construction Industries...........................           270,840
                                                                              -----------
                                                                                  571,713
                                                                              -----------
             FINLAND - 2.56%
     2,478   Konecranes OYJ ...........................................            51,031
   190,800   Nokia OYJ.................................................         2,761,859
     5,130   Sampo OYJ, A Shares.......................................            96,677
     2,450   Vacon PLC ................................................            71,383
                                                                              -----------
                                                                                2,980,950
                                                                              -----------
             FRANCE - 11.02%
    37,436   BNP Paribas...............................................         1,995,530
    27,500   Bouygues S.A. ............................................         1,184,367
    15,700   Carrefour S.A. ...........................................           642,274
    18,000   Danone ...................................................           861,397
    55,000   GDF Suez .................................................         1,988,513
     1,272   Neopost S.A. .............................................           108,276
    47,121   Sanofi-Aventis S.A. ......................................         2,731,455
     1,957   Sechilienne-Sidec ........................................            67,904
    62,815   Total S.A. ...............................................         3,189,886
       966   Virbac S.A. ..............................................            65,246
                                                                              -----------
                                                                               12,834,848
                                                                              -----------
             GERMANY - 8.84%
    27,529   Adidas AG.................................................         1,043,429
    23,800   Allianz SE ...............................................         2,198,173
    15,850   Compugroup Holding AG* ...................................            85,643
     2,880   CTS Eventim AG ...........................................            83,911
    29,000   Daimler AG ...............................................         1,042,536
    70,100   E.ON AG ..................................................         2,380,340
     1,078   Fielmann AG ..............................................            66,172

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                     Value (Note 2)
------                                                                     --------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------
             GERMANY (CONTINUED)
     1,927   Gerresheimer AG ..........................................       $    46,575
    10,050   Merck KGaA ...............................................           904,396
       824   Pfeiffer Vacuum Technology AG ............................            54,978
    34,014   Siemens AG ...............................................         2,298,721
     1,741   Wincor Nixdorf AG ........................................            87,616
                                                                              -----------
                                                                               10,292,490
                                                                              -----------
             GREECE - 1.28%
    47,890   OPAP S.A. ................................................         1,486,639
                                                                              -----------
             HONG KONG - 1.04%
   176,220   Esprit Holdings, Ltd. ....................................         1,088,009
 1,059,000   Shougang Concord International Enterprises Co., Ltd. .....           118,881
                                                                              -----------
                                                                                1,206,890
                                                                              -----------
             HUNGARY - 0.05%
     4,233   OTP Bank Nyrt.* ..........................................            55,505
                                                                              -----------
             INDIA - 0.73%
     1,716   Jindal Steel & Power, Ltd. ...............................            56,245
    34,346   Oil & Natural Gas Corp., Ltd. ............................           595,830
    21,291   Punjab National Bank, Ltd. ...............................           202,974
                                                                              -----------
                                                                                  855,049
                                                                              -----------
             INDONESIA - 1.35%
    88,500   Astra International Tbk PT................................           150,496
 2,111,500   Bank Mandiri Tbk PT ......................................           553,558
    22,750   Telekomunikasi Indonesia Tbk PT, ADR .....................           653,835
   248,683   United Tractors Tbk PT....................................           211,445
                                                                              -----------
                                                                                1,569,334
                                                                              -----------
             IRELAND - 1.71%
    70,240   CRH PLC ..................................................         1,848,355
     5,129   DCC PLC ..................................................            92,984
    19,398   Irish Life & Permanent PLC ...............................            49,581
                                                                              -----------
                                                                                1,990,920
                                                                              -----------
             ISLE OF MAN - 0.07%
    36,609   Hansard Global PLC .......................................            85,059
                                                                              -----------
             ISRAEL - 0.49%
    57,870   Bank Hapoalim BM*.........................................           134,082
    16,703   Delek Automotive Systems, Ltd. ...........................           133,037
    35,828   Israel Chemicals, Ltd. ...................................           302,018
                                                                              -----------
                                                                                  569,137
                                                                              -----------
             ITALY - 3.17%
     4,899   Ansaldo STS SpA ..........................................            78,569
    67,300   Atlantia SpA .............................................         1,197,000
   107,830   ENI SpA ..................................................         2,349,138
     9,232   MARR SpA .................................................            68,468
                                                                              -----------
                                                                                3,693,175
                                                                              -----------
             JAPAN - 14.37%
     6,430   Amano Corp. ..............................................            50,719
     4,780   ASAHI Holdings, Inc.*.....................................            66,066
    67,500   Canon, Inc. ..............................................         2,016,252
    46,540   Daito Trust Construction Co., Ltd. .......................         1,927,386
     4,730   Don Quijote Co., Ltd......................................            71,937
     1,370   Hisamitsu Pharmaceutical Co., Inc. .......................            38,703
    63,200   HOYA Corp. ...............................................         1,085,970
       144   INPEX Corp. ..............................................           908,384
     2,460   Jafco Co., Ltd............................................            54,550
       576   Japan Tobacco, Inc........................................         1,440,583
     4,310   JSR Corp. ................................................            51,933
       287   KDDI Corp. ...............................................         1,284,467
     2,500   Keyence Corp. ............................................           439,702
     4,140   Konami Corp. .............................................            60,910
    30,900   Kurita Water Industries, Ltd. ............................           744,654
     5,660   Megane TOP Co., Ltd. .....................................            53,929
     4,350   MISUMI Group, Inc. .......................................            58,361
    77,900   Mitsubishi Corp. .........................................         1,191,059
    66,000   Mitsubishi Estate Co., Ltd................................           857,412
     2,800   Nomura Research Institute, Ltd. ..........................            49,445
     4,880   Ohara, Inc. ..............................................            58,752
    22,000   Olympus Corp. ............................................           356,642
     4,110   Roland DG Corp. ..........................................            55,100
     1,000   Sankyo Co., Ltd...........................................            50,425
    39,900   Secom Co., Ltd. ..........................................         1,470,595
     5,200   Suruga Bank, Ltd. ........................................            44,070
     2,550   Sysmex Corp. .............................................            76,428
     4,040   T Hasegawa Co., Ltd.......................................            41,766
    14,900   T&D Holdings, Inc. .......................................           440,543
        20   THK Co., Ltd. ............................................               275
    18,100   Tokio Marine Holdings, Inc. ..............................           475,592
    26,900   Toyota Motor Corp. .......................................         1,048,653
     1,700   Unicharm Petcare Corp. ...................................            45,444
     2,210   Union Tool Co. ...........................................            52,699
     1,240   USS Co., Ltd. ............................................            55,873
                                                                              -----------
                                                                               16,725,279
                                                                              -----------
             MALAYSIA - 0.19%
     8,100   British American Tobacco
             Malaysia Bhd..............................................           101,250
   124,000   PLUS Expressways Bhd .....................................           114,944
                                                                              -----------
                                                                                  216,194
                                                                              -----------
             MEXICO - 1.01%
    11,110   America Movil SAB de C.V., Series L, ADR..................           364,963
     8,830   Desarrolladora Homex SAB de C.V., ADR* ...................           164,150
    10,410   Fomento Economico Mexicano SAB de C.V., ADR ..............           294,707
    14,600   Grupo Televisa S.A., ADR..................................           226,008

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
56

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                     Value (Note 2)
------                                                                     --------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------
             MEXICO (CONTINUED)
    33,610   Kimberly-Clark de Mexico SAB
             de C.V., Class A..........................................        $  122,601
                                                                               ----------
                                                                                1,172,429
                                                                               ----------
             NETHERLANDS - 0.90%
     2,537   Fugro N.V. ...............................................            91,775
     1,891   Ten Cate N.V. ............................................            36,413
    49,200   TNT N.V. .................................................           916,122
                                                                               ----------
                                                                                1,044,310
                                                                               ----------
             NORWAY - 0.15%
     1,770   Kongsberg Gruppen AS* ....................................            82,131
     9,310   ODIM ASA .................................................            50,423
     6,360   TGS Nopec Geophysical Co. ASA* ...........................            47,702
                                                                               ----------
                                                                                  180,256
                                                                               ----------
             PHILIPPINES - 0.47%
    11,890   Philippine Long Distance Telephone Co., ADR...............           545,394
                                                                               ----------
             RUSSIA - 1.63%
    17,250   LUKOIL, ADR...............................................           769,350
    15,360   Mobile Telesystems OJSC, ADR .............................           509,031
     9,922   Oriflame Cosmetics S.A., SDR .............................           435,845
   192,279   TNK-BP Holding (L) .......................................           182,665
                                                                               ----------
                                                                                1,896,891
                                                                               ----------
             SINGAPORE - 1.62%
    28,720   Cosco Corp. Singapore, Ltd., ADR .........................            95,350
    58,060   Ezra Holdings, Ltd. ......................................            36,547
 1,009,300   Singapore Telecommunications, Ltd. .......................         1,748,829
                                                                               ----------
                                                                                1,880,726
                                                                               ----------
             SOUTH AFRICA - 1.57%
    18,402   Kumba Iron Ore, Ltd. .....................................           355,837
    13,808   Massmart Holdings, Ltd. ..................................           120,183
    48,749   Murray & Roberts Holdings, Ltd. ..........................           275,655
    30,037   Nedbank Group, Ltd. ......................................           309,458
    66,602   Pretoria Portland Cement Co., Ltd. .......................           258,300
   160,118   Sanlam, Ltd. .............................................           301,483
    51,665   Truworths International, Ltd. ............................           208,018
                                                                               ----------
                                                                                1,828,934
                                                                               ----------
             SOUTH KOREA - 1.41%
       262   Amorepacific Corp. .......................................           139,679
     2,116   Hite Brewery Co., Ltd. ...................................           301,815
     7,103   KB Financial Group, Inc.* ................................           220,066
     1,714   NHN Corp.* ...............................................           207,737
       929   Samsung Electronics Co., Ltd., GDR (C)....................           210,883
     9,383   Shinhan Financial Group Co., Ltd.*........................           231,832
    13,130   Woongjin Coway Co., Ltd...................................           326,971
                                                                               ----------
                                                                                1,638,983
                                                                               ----------
             SPAIN - 1.19%
   133,387   Banco Santander S.A. .....................................         1,284,254
     5,110   Indra Sistemas S.A. ......................................           101,647
                                                                               ----------
                                                                                1,385,901
                                                                               ----------
             SWEDEN - 1.36%
    11,847   Duni AB ..................................................            52,633
     8,840   Elekta AB, B Shares ......................................           103,717
     4,567   Getinge AB, B Shares......................................            53,869
     5,540   Indutrade AB .............................................            74,879
     5,500   Loomis AB, Class B .......................................            47,322
   140,460   Telefonaktiebolaget LM Ericsson, B Shares ................         1,248,065
                                                                               ----------
                                                                                1,580,485
                                                                               ----------
             SWITZERLAND - 8.42%
       401   Acino Holding AG .........................................            59,777
     1,770   Bank Sarasin & Cie AG, Series B* .........................            42,450
       468   Burckhardt Compression Holding AG ........................            60,737
    36,200   Credit Suisse Group AG ...................................         1,415,749
    55,170   Nestle S.A. ..............................................         1,807,393
    43,185   Novartis AG ..............................................         1,643,484
    14,180   Roche Holding AG..........................................         1,796,747
     2,541   Swissquote Group Holding S.A. ............................           106,506
     1,400   Tecan Group AG ...........................................            44,809
    72,700   UBS AG*...................................................         1,016,805
     9,627   Zurich Financial Services AG                                       1,808,228
                                                                               ----------
                                                                                9,802,685
                                                                               ----------
             TAIWAN - 0.71%
   289,889   Advanced Semiconductor
             Engineering, Inc. ........................................           156,017
    82,563   HON HAI Precision Industry Co., Ltd. .....................           238,651
    19,000   HTC Corp. ................................................           257,366
   103,154   Taiwan Semiconductor Manufacturing Co., Ltd. .............           172,165
                                                                               ----------
                                                                                  824,199
                                                                               ----------
             THAILAND - 0.19%
    19,600   Banpu PCL.................................................           158,513
    38,200   Kasikornbank PCL..........................................            60,704
                                                                               ----------
                                                                                  219,217
                                                                               ----------
             TURKEY - 1.10%
    63,311   Akbank TAS ...............................................           245,714
    26,203   Ford Otomotiv Sanayi AS ..................................            87,753
    98,343   Turkcell Iletisim Hizmet AS ..............................           504,797

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                     Value (Note 2)
------                                                                     --------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------
             TURKEY (CONTINUED)
     4,392   Turkcell Iletisim Hizmet AS,
             ADR ......................................................       $    55,778
   134,850   Turkiye Is Bankasi, Series C .............................           389,989
                                                                              -----------
                                                                                1,284,031
                                                                              -----------
             UNITED KINGDOM - 18.55%
   421,300   BAE Systems PLC...........................................         2,233,625
    62,800   BG Group PLC .............................................         1,015,810
   303,491   BP PLC....................................................         2,167,084
    39,220   British American Tobacco PLC .............................           951,304
    14,500   Cairn Energy PLC* ........................................           459,857
     6,584   Charter International PLC ................................            54,467
     3,132   Chemring Group PLC .......................................            97,753
    10,052   Dignity PLC ..............................................            78,396
   100,420   GlaxoSmithKline PLC ......................................         1,558,936
    47,864   Hampson Industries PLC ...................................            70,126
    27,503   Healthcare Locums PLC ....................................            60,646
   291,283   HSBC Holdings PLC.........................................         2,071,291
    20,052   IG Group Holdings PLC ....................................            65,359
    88,748   Imperial Tobacco Group PLC ...............................         2,037,056
     7,520   Intertek Group PLC .......................................           113,626
    92,508   National Grid PLC.........................................           772,815
   299,100   Prudential PLC ...........................................         1,740,675
    25,600   Reckitt Benckiser Group PLC ..............................         1,010,405
    61,080   Sepura, Ltd. .............................................            34,349
   263,400   Tesco PLC.................................................         1,314,425
    93,100   Unilever PLC .............................................         1,826,946
     5,937   Victrex PLC ..............................................            47,182
   985,892   Vodafone Group PLC .......................................         1,819,401
                                                                              -----------
                                                                               21,601,534
                                                                              -----------
             TOTAL COMMON STOCKS
             (Cost $140,554,139) ......................................       108,976,200

PREFERRED STOCKS - 0.63%
-----------------------------------------------------------------------------------------
             BRAZIL - 0.59%
    18,503   AES Tiete S.A.............................................           153,248
    17,844   Cia Vale do Rio Doce, Class A ............................           250,258
     7,400   Eletropaulo Metropolitana Eletricidade
               de Sao Paulo S.A., B Shares.............................            95,713
    19,300   Klabin S.A. ..............................................            27,441
    21,430   Suzano Papel e Celulose S.A., Class A ....................           137,062
     1,400   Usinas Siderurgicas de Minas Gerais S.A., A Shares .......            20,742
                                                                              -----------
                                                                                  684,464
                                                                              -----------
             GERMANY - 0.04%
     1,079   Fuchs Petrolub AG.........................................            52,615
                                                                              -----------
             TOTAL PREFERRED STOCKS
             (Cost $996,526)...........................................           737,079

Par Value
---------
CERTIFICATE OF DEPOSIT - 0.28%
-----------------------------------------------------------------------------------------
             UNITED STATES - 0.28%
  $325,393   State Street Eurodollar 0.010%, due 05/01/09 .............           325,393
                                                                              -----------
             TOTAL CERTIFICATE OF DEPOSIT
             (Cost $325,393)...........................................           325,393

Shares
------
INVESTMENT COMPANY - 4.46%
-----------------------------------------------------------------------------------------
             UNITED STATES - 4.46%
 5,191,743   SSgA Prime Money Market
             Fund......................................................         5,191,743
                                                                              -----------
             TOTAL INVESTMENT COMPANY
             (Cost $5,191,743) ........................................         5,191,743

TOTAL INVESTMENTS - 98.98%
-----------------------------------------------------------------------------------------
(Cost $147,067,801**) .................................................       115,230,415

NET OTHER ASSETS AND LIABILITIES - 1.02%
-----------------------------------------------------------------------------------------
                                                                                1,192,332

TOTAL NET ASSETS - 100.00%
-----------------------------------------------------------------------------------------
                                                                             $116,422,747

--------------------------------------------------------------------------------

  *   Non-income producing.

 **   Aggregate cost for Federal tax purposes was $149,005,638.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

ADR   American Depositary Receipt.

GDR   Global Depositary Receipt.

PLC   Public Limited Company.

SDR   Swedish Depositary Receipt.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
58

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER INFORMATION:
Industry Concentration

                                                                 % of Net Assets
                                                                 ---------------
Oil, Gas & Consumable Fuels                                                10.2%
Pharmaceuticals                                                             8.4%
Commercial Banks                                                            6.8%
Insurance                                                                   6.1%
Net Other Assets & Liabilities                                              5.8%
Food Products                                                               4.4%
Wireless Telecommunication Services                                         4.4%
Tobacco                                                                     4.2%
Diversified Telecommunication Services                                      3.8%
Communications Equipment                                                    3.5%
Electrical Equipment                                                        3.3%
Electric Utilities                                                          2.9%
Real Estate Management & Development                                        2.4%
Commercial Services & Supplies                                              2.4%
Capital Markets                                                             2.3%
Aerospace & Defense                                                         2.3%
Automobiles                                                                 2.0%
Distributors                                                                2.0%
Beverages                                                                   2.0%
Construction Materials                                                      1.9%
Office Electronics                                                          1.8%
Electronic Equipment & Instruments                                          1.8%
Gas Utilities                                                               1.7%
Industrial Conglomerates                                                    1.3%
Hotels, Restaurants & Leisure                                               1.3%
Food & Staples Retailing                                                    1.3%
Textiles, Apparel & Luxury Goods                                            1.1%
Household Products                                                          1.0%
Metals & Mining                                                             1.0%
Air Freight & Logistics                                                     0.8%
IT Services                                                                 0.7%
Diversified Financial Services                                              0.5%
Personal Products                                                           0.5%
Machinery                                                                   0.5%
Construction & Engineering                                                  0.5%
Transportation Infrastructure                                               0.4%
Specialty Retail                                                            0.4%
Chemicals                                                                   0.3%
Computers & Peripherals                                                     0.3%
Health Care Equipment & Supplies                                            0.3%
Semiconductors & Semiconductor Equipment                                    0.3%
Media                                                                       0.2%
Software                                                                    0.2%
Paper & Forest Products                                                     0.1%
Household Durables                                                          0.1%
Energy Equipment & Services                                                 0.1%
Leisure Equipment & Products                                                0.1%
Multiline Retail                                                            0.1%
Multi-Utilities                                                             0.1%
Health Care Providers & Services                                            0.1%
Marine*                                                                     0.0%
Auto Components*                                                            0.0%
                                                                          ------
                                                                          100.0%
                                                                          ======

* Rounds to 0.0%

The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                CONSERVATIVE            MODERATE        AGGRESSIVE
                                                                                  ALLOCATION          ALLOCATION        ALLOCATION
                                                                                        FUND                FUND              FUND
===================================================================================================================================
ASSETS:
Investments:
  Investments at cost
     Unaffiliated issuers                                                        $10,373,017        $ 24,921,012       $ 9,748,792
     Affiliated issuers(3)                                                        22,494,942          64,189,859        21,510,096
  Net unrealized depreciation
     Unaffiliated issuers                                                         (1,122,022)         (4,686,774)       (2,658,135)
     Affiliated issuers(3)                                                        (2,877,507)        (13,568,887)       (5,626,888)
                                                                                 --------------------------------------------------
        Total investments at value                                                28,868,430          70,855,210        22,973,865
Receivables:
  Investments sold                                                                     4,403                   -                 -
  Fund shares sold                                                                    38,582             233,516            69,715
  Dividends and interest                                                                  13                  25                14
  Due from Adviser, net                                                                4,138                   -             8,517
Prepaid insurance and registration fees                                               32,350              37,334            32,486
                                                                                 --------------------------------------------------
  Total Assets                                                                    28,947,916          71,126,085        23,084,597
                                                                                 --------------------------------------------------
LIABILITIES:
Payables:
  Investments purchased                                                                    -             158,306            13,775
  Fund shares repurchased                                                             41,791              31,213            20,991
  Due to Adviser, net                                                                      -               3,570                 -
  Administration and transfer agent fees                                               7,973              14,082            11,013
  Distribution fees - Class B                                                          3,121              10,254             3,760
  Distribution fees - Class C                                                          1,283               1,338               134
  Shareholder servicing fees                                                           5,690              14,023             4,469
  Trustees' fees                                                                       1,251               3,168               958
Accrued expenses and other payables                                                   16,325              20,290            15,807
                                                                                 --------------------------------------------------
  Total Liabilities                                                                   77,434             256,244            70,907
                                                                                 --------------------------------------------------
NET ASSETS                                                                       $28,870,482        $ 70,869,841       $23,013,690
                                                                                 ==================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $35,971,879        $100,669,041       $35,582,299
  Accumulated undistributed (distribution in excess of) net investment income         29,113             259,958           149,755
  Accumulated net realized loss on investments sold and foreign
     currency related transactions                                                (3,130,981)        (11,803,498)       (4,433,341)
  Net unrealized depreciation of investments (including appreciation
     (depreciation) of foreign currency related transactions)                     (3,999,529)        (18,255,660)       (8,285,023)
                                                                                 --------------------------------------------------
NET ASSETS                                                                       $28,870,482        $ 70,869,841       $23,013,690
                                                                                 ==================================================
CLASS A SHARES:
  Net Assets                                                                     $21,264,854        $ 51,433,442       $16,422,323
  Shares of beneficial interest outstanding                                        2,517,057           6,709,665         2,393,139
  NET ASSET VALUE and redemption price per share(1)                              $      8.45        $       7.67       $      6.86
  Sales charge of offering price(2)                                                     0.52                0.47              0.42
                                                                                 --------------------------------------------------
  Maximum offering price per share                                               $      8.97        $       8.14       $      7.28
                                                                                 ==================================================
CLASS B SHARES:
  Net Assets                                                                     $ 5,349,300        $ 17,188,241       $ 6,349,099
  Shares of beneficial interest outstanding                                          632,956           2,247,682           929,591
  NET ASSET VALUE and redemption price per share(1)                              $      8.45        $       7.65       $      6.83
                                                                                 ==================================================
CLASS C SHARES:
  Net Assets                                                                     $ 2,256,328        $  2,248,158       $   242,268
  Shares of beneficial interest outstanding                                          266,840             293,758            35,428
  NET ASSET VALUE and redemption price per share(1)                              $      8.46        $       7.65       $      6.84
                                                                                 ==================================================

-------------------------------------------------
(1) If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
(2) Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation Funds.
(3) See Note 10 for information on affiliated issuers.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
60

================================================================================
 STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        CASH                                  HIGH
                                                                                    RESERVES                                INCOME
                                                                                        FUND          BOND FUND               FUND
===================================================================================================================================
ASSETS:
Investments:
  Investments at cost
     Unaffiliated issuers                                                        $24,038,381       $182,813,290       $ 90,033,636
  Net unrealized depreciation
     Unaffiliated issuers                                                                  -           (184,476)          (901,075)
                                                                                 --------------------------------------------------
        Total investments at value                                                24,038,381        182,628,814         89,132,561
Receivables:
  Investments sold                                                                         -            161,280            255,454
  Fund shares sold                                                                   209,034            355,164            277,996
  Dividends and interest                                                              81,172          1,457,840          1,642,691
  Due from Adviser, net                                                                6,656                  -                  -
Prepaid insurance and registration fees                                               13,340             16,081             13,349
                                                                                 --------------------------------------------------
  Total Assets                                                                    24,348,583        184,619,179         91,322,051
                                                                                 --------------------------------------------------
LIABILITIES:
Payable to custodian                                                                       -              7,916             27,129
Payables:
  Investments purchased                                                                    -                  -          1,889,839
  Fund shares repurchased                                                            133,938             21,203              2,521
  Due to Adviser, net                                                                      -             64,036             34,509
  Administration and transfer agent fees                                               1,746             21,165             10,837
  Distribution fees - Class B                                                          3,279              7,732              3,062
  Shareholder servicing fees                                                               -             11,002              5,110
  Trustees' fees                                                                         964              7,629              3,099
Accrued expenses and other payables                                                   14,859             28,716             25,049
                                                                                 --------------------------------------------------
  Total Liabilities                                                                  154,786            169,399          2,001,155
                                                                                 --------------------------------------------------
NET ASSETS                                                                       $24,193,797       $184,449,780       $ 89,320,896
                                                                                 ==================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $24,194,528       $183,561,202       $103,726,829
  Accumulated undistributed (distribution in excess of) net investment income           (731)             8,685             28,978
  Accumulated net realized gain (loss) on investments sold and foreign
     currency related transactions                                                         -          1,064,369       (13,533,836)
  Net unrealized depreciation of investments (including appreciation
     (depreciation) of foreign currency related transactions)                              -           (184,476)         (901,075)
                                                                                 --------------------------------------------------
NET ASSETS                                                                       $24,193,797       $184,449,780       $ 89,320,896
                                                                                 ==================================================
CLASS A SHARES:
  Net Assets                                                                     $19,027,513       $ 41,180,545       $ 21,064,177
  Shares of beneficial interest outstanding                                       19,029,771          4,160,667          3,458,671
  NET ASSET VALUE and redemption price per share(1)                              $      1.00       $       9.90       $       6.09
  Sales charge of offering price(2)                                                        -               0.47               0.29
                                                                                 --------------------------------------------------
  Maximum offering price per share                                               $      1.00       $      10.37       $       6.38
                                                                                 ==================================================
CLASS B SHARES:
  Net Assets                                                                     $ 5,166,284       $ 12,350,477       $  5,103,173
  Shares of beneficial interest outstanding                                        5,169,121          1,247,376            828,184
  NET ASSET VALUE and redemption price per share(1)                              $      1.00       $       9.90       $       6.16
                                                                                 ==================================================
CLASS Y SHARES(3):
  Net Assets                                                                                       $130,918,758       $ 63,153,546
  Shares of beneficial interest outstanding                                                          13,233,473         10,386,472
  NET ASSET VALUE and redemption price per share(1)                                                $       9.89       $       6.08
                                                                                 ==================================================

-------------------------------------------------
(1) If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
(2) There is a maximum sales charge of 4.50% on the purchase of shares of the Bond and High Income Funds.
(3) Class Y shares are not available for the Cash Reserves Fund.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    DIVERSIFIED          LARGE CAP
                                                                                                    INCOME FUND         VALUE FUND
===================================================================================================================================
ASSETS:
Investments:
  Investments at cost
      Unaffiliated issuers                                                                         $ 94,654,990       $148,940,575
  Net unrealized appreciation (depreciation)
      Unaffiliated issuers                                                                          (11,047,841)       (31,242,326)
                                                                                                   --------------------------------
          Total investments at value                                                                 83,607,149        117,698,249
  Foreign currency (cost of $429,268) (Note 2)                                                                -                  -
Receivables:
  Investments sold                                                                                      403,467            147,793
  Fund shares sold                                                                                       15,536            172,798
  Dividends and interest                                                                                677,711            234,585
Prepaid insurance and registration fees                                                                  14,058             15,918
Other assets                                                                                                  -              1,287
                                                                                                   --------------------------------
  Total Assets                                                                                       84,717,921        118,270,630
                                                                                                   --------------------------------
LIABILITIES:
Payable to custodian                                                                                      6,511                  -
Payables:
  Investments purchased                                                                                 303,603                  -
  Fund shares repurchased                                                                                76,148             27,527
  Due to Adviser, net                                                                                    27,041             45,071
  Administration and transfer agent fees                                                                 34,659             41,679
  Distribution fees - Class B                                                                            12,407              6,031
  Shareholder servicing fees                                                                             20,710             11,536
  Trustees' fees                                                                                          4,540              5,707
Accrued expenses and other payables                                                                      24,441             27,500
                                                                                                   --------------------------------
  Total Liabilities                                                                                     510,060            165,051
                                                                                                   --------------------------------
NET ASSETS                                                                                         $ 84,207,861       $118,105,579
                                                                                                   ================================
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                  $108,704,875       $170,634,861
  Accumulated undistributed (distribution in excess of) net investment income                            23,963          1,099,791
  Accumulated net realized loss on investments sold and foreign
     currency related transactions                                                                  (13,473,136)      (22,386,747)
  Net unrealized appreciation (depreciation) of investments (including
     appreciation (depreciation) of foreign currency related transactions)                          (11,047,841)       (31,242,326)
                                                                                                   --------------------------------
NET ASSETS                                                                                         $ 84,207,861       $118,105,579
                                                                                                   ================================
CLASS A SHARES:
   Net Assets                                                                                      $ 64,250,519       $ 47,348,510
   Shares of beneficial interest outstanding                                                          6,934,896          5,259,515
   NET ASSET VALUE and redemption price per share(1)                                               $       9.26       $       9.00
   Sales charge of offering price(2)                                                                       0.56               0.55
                                                                                                   --------------------------------
   Maximum offering price per share                                                                $       9.82       $       9.55
                                                                                                   ================================
CLASS B SHARES:
   Net Assets                                                                                      $ 19,957,342       $  9,861,508
   Shares of beneficial interest outstanding                                                          2,143,609          1,110,947
   NET ASSET VALUE and redemption price per share(1)                                               $       9.31       $       8.88
                                                                                                   ================================
CLASS Y SHARES(3):
   Net Assets                                                                                                         $ 60,895,561
   Shares of beneficial interest outstanding                                                                             6,764,776
   NET ASSET VALUE and redemption price per share(1)                                                                  $       9.00
                                                                                                   ================================

-------------------------------------------------
(1) If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
(2) Sales charge of offering price is 5.75% for the Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, and International Stock Funds.
(3) Class Y shares are not available for the Diversified Income Fund.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
62

================================================================================

--------------------------------------------------------------------------------

   LARGE CAP           MID CAP         MID CAP       SMALL CAP       SMALL CAP    INTERNATIONAL
 GROWTH FUND        VALUE FUND     GROWTH FUND      VALUE FUND     GROWTH FUND       STOCK FUND
===============================================================================================
$138,740,520      $ 35,839,950    $ 36,437,395    $20,836,053     $ 13,260,645    $147,067,801
  (7,753,693)       (7,044,177)      1,117,444     (3,607,161)         291,676     (31,837,386)
-----------------------------------------------------------------------------------------------
 130,986,827        28,795,773      37,554,839     17,228,892       13,552,321     115,230,415
           -                 -               -              -                -         431,445
     243,260           154,953       1,299,545        104,804                -       1,240,163
     226,865            26,791          60,138         49,185           41,079         295,706
     144,121            35,374          12,091         14,657            3,875         658,613
      15,396            19,847          17,511         11,507           13,830          14,119
       1,128               257               -              -                -         110,555
-----------------------------------------------------------------------------------------------
 131,617,597        29,032,995      38,944,124     17,409,045       13,611,105     117,981,016
-----------------------------------------------------------------------------------------------
           -                 -               -              -                -               -
     659,207           145,628         604,167              -                -       1,343,407
      39,378             5,879           3,979              -            3,076          30,669
      59,668             5,398          13,924          7,237            3,537          79,228
      37,745            18,734          18,204          5,347            5,739          21,208
       6,110             3,587           2,353             40               34           2,745
       9,824             5,042           3,583            215               74           4,420
       5,532             1,466           1,754            669              635           4,806
      28,202            20,848          20,900         18,094           19,164          71,786
-----------------------------------------------------------------------------------------------
     845,666           206,582         668,864         31,602           32,259       1,558,269
-----------------------------------------------------------------------------------------------
$130,771,931      $ 28,826,413    $ 38,275,260    $17,377,443     $ 13,578,846    $116,422,747
===============================================================================================
$175,763,337      $ 47,658,818    $ 62,482,470    $24,140,814     $ 24,188,217    $163,462,141
     412,374            91,617         (78,220)        34,917           (8,746)      1,140,976
 (37,650,087)      (11,879,845)    (25,246,434)    (3,191,127)     (10,892,301)    (16,346,319)
  (7,753,693)       (7,044,177)      1,117,444     (3,607,161)         291,676     (31,834,051)
-----------------------------------------------------------------------------------------------
$130,771,931      $ 28,826,413    $ 38,275,260    $17,377,443     $ 13,578,846    $116,422,747
===============================================================================================
$ 38,921,312      $ 19,502,124    $ 14,865,121    $ 1,054,558     $    325,572    $ 17,887,538
   3,432,908         2,655,360       3,522,871        154,350           58,438       2,284,843
$      11.34      $       7.34    $       4.22    $      6.83     $       5.57    $       7.83
        0.69              0.45            0.26           0.42             0.34            0.48
-----------------------------------------------------------------------------------------------
$      12.03      $       7.79    $       4.48    $      7.25     $       5.91    $       8.31
===============================================================================================
$ 10,011,538      $  5,953,704    $  4,119,246    $    71,666     $     59,510    $  4,604,922
     951,360           856,843       1,045,799         10,535           10,866         596,310
$      10.52             $6.95    $       3.94    $      6.80     $       5.48    $       7.72
===============================================================================================
$ 81,839,081      $  3,370,585    $ 19,290,893    $16,251,219     $ 13,193,764    $ 93,930,287
   7,182,655           453,365       4,535,704      2,387,754        2,355,971      11,999,933
$      11.39      $       7.43    $       4.25    $      6.81     $       5.60    $       7.83
===============================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           CONSERVATIVE        MODERATE       AGGRESSIVE
                                                                             ALLOCATION      ALLOCATION       ALLOCATION
                                                                                   FUND            FUND             FUND
=========================================================================================================================
INVESTMENT INCOME:
  Interest                                                                 $        450     $       444     $        500
  Dividends
     Unaffiliated issuers                                                       225,454         355,106           96,568
     Affiliated issuers(1)                                                      377,578         870,948          221,047
                                                                           ----------------------------------------------
     Total investment income                                                    603,482       1,226,498          318,115
                                                                           ----------------------------------------------
EXPENSES:
Management fees                                                                  27,044          65,608           19,961
Administration and transfer agent fees                                           47,848          79,612           62,361
Registration expenses                                                             4,105           6,373            4,724
Custodian and accounting fees                                                     8,879           8,898            8,892
Professional fees                                                                 9,169          10,365            8,950
Reports to shareholder expense                                                    2,150           5,086            1,423
Trustees' fees                                                                    1,980           4,815            1,418
Distribution fees - Class B                                                      19,298          61,431           21,224
Distribution fees - Class C                                                       8,105           7,269              762
Shareholder servicing fees - Class A                                             24,670          59,110           17,622
Shareholder servicing fees - Class B                                              6,433          20,477            7,075
Shareholder servicing fees - Class C                                              2,702           2,423              254
Compliance expense                                                                1,875           1,875            1,875
Amortization of offering costs                                                    5,091           5,091            5,091
Other expenses                                                                    1,003           2,154              930
                                                                           ----------------------------------------------
  Total expenses before reimbursement/waiver                                    170,352         340,587          162,562
  Less reimbursement/waiver                                                     (48,305)        (42,753)         (70,780)
                                                                           ----------------------------------------------
  Total expenses net of reimbursement/waiver                                    122,047         297,834           91,782
                                                                           ----------------------------------------------
NET INVESTMENT INCOME                                                           481,435         928,664          226,333
                                                                           ----------------------------------------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
Net realized loss on investments (including net realized gain
 (loss) on foreign currency related transactions)
    Unaffiliated issuers                                                     (1,288,866)     (5,284,117)      (2,014,550)
    Affiliated issuers(1)                                                      (628,487)     (1,450,260)        (482,588)
Capital gain distributions received from underlying funds
    Unaffiliated issuers                                                         95,539         154,973           20,160
    Affiliated issuers(1)                                                        63,581         265,243          105,611
Net change in unrealized appreciation on investments
  (including a net unrealized appreciation (depreciation) on
  foreign currency related transactions)                                      2,017,611       5,046,334        1,526,749
                                                                           ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                          259,378      (1,267,827)        (844,618)
                                                                           ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                      $    740,813     $  (339,163)     $  (618,285)
                                                                           ==============================================

-------------------------------------------------
(1) See Note 10 for information on affiliated issuers.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
64

================================================================================
 STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                CASH                            HIGH
                                                                            RESERVES                          INCOME
                                                                                FUND       BOND FUND            FUND
=====================================================================================================================
Investment Income:
  Interest                                                                  $ 62,335     $ 3,743,908     $ 3,193,805
  Securities lending income                                                        -               -             843
                                                                            -----------------------------------------
     Total investment income                                                  62,335       3,743,908       3,194,648
                                                                            -----------------------------------------
EXPENSES:
Management fees                                                               44,298         433,039         201,916
Administration and transfer agent fees                                        20,633         112,115          56,396
Registration expenses                                                         11,802           9,605          10,106
Custodian and accounting fees                                                  7,513          12,833          12,906
Professional fees                                                              8,385          14,562          13,683
Reports to shareholder expense                                                 1,709          14,289           5,085
Trustees' fees                                                                 1,533          12,387           4,584
Distribution fees - Class B                                                   18,806          53,039          19,296
Shareholder servicing fees - Class A                                               -          49,547          22,917
Shareholder servicing fees - Class B                                               -          17,680           6,432
Compliance expense                                                             3,015           3,015           3,015
Other expenses                                                                   720           5,183           1,851
                                                                            -----------------------------------------
  Total expenses before reimbursement/waiver                                 118,414         737,294         358,187
  Less reimbursement                                                         (38,698)        (52,852)        (34,246)
  Less waiver(1)                                                             (29,141)              -               -
                                                                            -----------------------------------------
  Total expenses net of reimbursement/waiver                                  50,575         684,442         323,941
                                                                            -----------------------------------------
NET INVESTMENT INCOME                                                         11,760       3,059,466       2,870,707
                                                                            -----------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments (including net realized gain
  (loss) on foreign currency related transactions)
     Unaffiliated issuers                                                          -       1,635,964      (3,996,546)
Net change in unrealized appreciation on investments
  (including a net unrealized appreciation (depreciation) on
  foreign currency related transactions)                                           -       5,670,162      11,641,535
                                                                            -----------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                    -       7,306,126       7,644,989
                                                                            -----------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $ 11,760     $10,365,592     $10,515,696
                                                                            =========================================

-------------------------------------------------
(1) Waiver includes management fees of $13,302 and distribution fees of $15,839.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        DIVERSIFIED         LARGE CAP
                                                                                        INCOME FUND        VALUE FUND
======================================================================================================================
INVESTMENT INCOME:
  Interest                                                                              $ 1,645,369      $     11,455
  Dividends
     Unaffiliated issuers                                                                   861,677         2,271,489
     Less: Foreign taxes withheld                                                                 -              (455)
  Securities lending income                                                                   1,185             2,848
                                                                                        ------------------------------
     Total investment income                                                              2,508,231         2,285,337
                                                                                        ------------------------------
EXPENSES:
Management fees                                                                             286,109           306,766
Administration and transfer agent fees                                                      147,165           174,833
Registration expenses                                                                        14,396            11,974
Custodian and accounting fees                                                                13,298            11,623
Professional fees                                                                            12,692            13,546
Reports to shareholder expense                                                                7,219             8,931
Trustees' fees                                                                                6,807             8,456
Distribution fees - Class B                                                                  86,872            42,449
Shareholder servicing fees - Class A                                                         81,084            60,003
Shareholder servicing fees - Class B                                                         28,957            14,150
Compliance expense                                                                            3,015             3,015
Other expenses                                                                                2,907             3,636
                                                                                        ------------------------------
  Total expenses before reimbursement/waiver                                                690,521           659,382
  Less reimbursement/waiver                                                                (119,863)          (13,412)
                                                                                        ------------------------------
  Total expenses net of reimbursement/waiver                                                570,658           645,970
                                                                                        ------------------------------
NET INVESTMENT INCOME (LOSS)                                                              1,937,573         1,639,367
                                                                                        ------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments (including net realized gain
  (loss) on foreign currency related transactions)
     Unaffiliated issuers                                                                (9,574,879)      (11,849,812)
Net change in unrealized appreciation (depreciation) on investments
  (including a net unrealized appreciation (depreciation) on foreign
  currency related transactions)(1)                                                       3,436,889        (6,224,857)
                                                                                        ------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                   (6,137,990)      (18,074,669)
                                                                                        ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                   $(4,200,417)     $(16,435,302)
                                                                                        ==============================

-------------------------------------------------
(1) Net of deferred foreign capital gains taxes of $1,623 for the International Stock Fund.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
66

================================================================================

--------------------------------------------------------------------------------

   LARGE CAP              MID CAP                MID CAP           SMALL CAP           SMALL CAP        INTERNATIONAL
 GROWTH FUND           VALUE FUND            GROWTH FUND          VALUE FUND         GROWTH FUND           STOCK FUND
======================================================================================================================
$     14,790          $     5,554           $      3,753         $     2,887         $     1,909         $     23,738

   1,038,051              411,680                132,912             166,847              61,777            2,360,580
        (957)                (153)                  (100)                  -                   -             (213,380)
       2,567                  591                    629                   -                   -                  507
----------------------------------------------------------------------------------------------------------------------
   1,054,451              417,672                137,194             169,734              63,686            2,171,445
----------------------------------------------------------------------------------------------------------------------

     429,935              128,294                118,017              70,353              57,540              542,589
     170,070               79,547                 72,689              27,320              26,650               96,430
      11,648                5,882                  6,802              17,340              13,766               12,007
      11,167               13,657                  9,426               9,646              12,441              144,728
      13,387               11,226                 10,677              10,473              10,421               16,876
       8,434                1,809                  1,926                 942                 655                7,982
       8,062                1,978                  2,202                 959                 803                7,387
      40,051               23,993                 14,316                 233                 156               18,658
      44,008               22,089                 15,552               1,007                 299               21,331
      13,350                7,998                  4,772                  78                  52                6,219
       3,015                3,015                  3,015               3,015               3,015                3,015
       3,549                1,214                  1,460                 668                 685                2,976
----------------------------------------------------------------------------------------------------------------------
     756,676              300,702                260,854             142,034             126,483              880,198
    (114,771)             (91,496)               (45,440)            (52,768)            (54,051)            (136,166)
----------------------------------------------------------------------------------------------------------------------
     641,905              209,206                215,414              89,266              72,432              744,032
----------------------------------------------------------------------------------------------------------------------
     412,546              208,466                (78,220)             80,468              (8,746)           1,427,413
----------------------------------------------------------------------------------------------------------------------

 (18,436,558)          (5,671,229)           (15,000,904)         (1,480,829)         (6,606,810)         (14,819,234)

  21,471,595            4,336,693             16,326,529             851,774           5,343,000           10,381,766
----------------------------------------------------------------------------------------------------------------------
   3,035,037           (1,334,536)             1,325,625            (629,055)         (1,263,810)          (4,437,468)
----------------------------------------------------------------------------------------------------------------------
$  3,447,583          $(1,126,070)          $  1,247,405         $  (548,587)        $(1,272,556)        $ (3,010,055)
======================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            CONSERVATIVE ALLOCATION FUND
                                                                                          =================================
                                                                                             SIX MONTHS        FOR THE
                                                                                               ENDED          YEAR ENDED
                                                                                          APRIL 30, 2009      OCTOBER 31,
                                                                                            (UNAUDITED)          2008
===========================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                                                           $27,457,417        $20,175,979
                                                                                            -------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                                                  481,435            688,461
  Net realized loss                                                                          (1,758,233)        (1,310,854)
  Net change in unrealized appreciation (depreciation)                                        2,017,611         (6,508,819)
                                                                                            -------------------------------
  Net increase (decrease) in net assets from operations                                         740,813         (7,131,212)
                                                                                            -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Class A                                                                                   (768,349)          (399,196)
     Class B                                                                                   (158,215)           (77,260)
     Class C                                                                                    (67,283)                 -
  Net realized gains
     Class A                                                                                          -            (49,980)
     Class B                                                                                          -            (13,959)
                                                                                            -------------------------------
TOTAL DISTRIBUTIONS                                                                            (993,847)          (540,395)

CAPITAL STOCK TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                                                 4,554,656         15,611,812
  Issued to shareholders in reinvestment of distributions                                       762,670            444,548
  Shares redeemed                                                                            (3,621,924)        (6,646,140)
                                                                                            -------------------------------
  Net increase from capital stock transactions                                                1,695,402          9,410,220
                                                                                            -------------------------------
  CLASS B SHARES
  Shares sold                                                                                 1,134,709          4,473,474
  Issued to shareholders in reinvestment of distributions                                       156,151             89,168
  Shares redeemed                                                                            (1,402,280)        (1,688,492)
                                                                                            -------------------------------
  Net increase (decrease) from capital stock transactions                                      (111,420)         2,874,150
                                                                                            -------------------------------
  CLASS C SHARES
  Shares sold                                                                                   563,228          2,945,126
  Issued to shareholders in reinvestment of distributions                                        67,056                  -
  Shares redeemed                                                                              (548,167)          (276,451)
                                                                                            -------------------------------
  Net increase from capital stock transactions                                                   82,117          2,668,675
                                                                                            -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       1,413,065          7,281,438
                                                                                            -------------------------------
NET ASSETS AT END OF PERIOD                                                                 $28,870,482        $27,457,417
                                                                                            ===============================
  Undistributed (distribution in excess of) net investment income                           $    29,113        $   541,525
                                                                                            ===============================
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                                                   556,155          1,506,343
  Issued to shareholders in reinvestment of distributions                                        91,304             41,781
  Shares redeemed                                                                              (446,888)          (669,741)
                                                                                            -------------------------------
  Net increase from capital stock transactions                                                  200,571            878,383
                                                                                            -------------------------------
  CLASS B SHARES
  Shares sold                                                                                   136,813            436,991
  Issued to shareholders in reinvestment of distributions                                        18,651              8,372
  Shares redeemed                                                                              (171,708)          (173,117)
                                                                                            -------------------------------
  Net increase (decrease) from capital stock transactions                                       (16,244)           272,246
                                                                                            -------------------------------
  CLASS C SHARES(1)
  Shares sold                                                                                    67,938            288,170
  Issued to shareholders in reinvestment of distributions                                         8,008                  -
  Shares redeemed                                                                               (68,104)           (29,172)
                                                                                            -------------------------------
  Net increase from capital stock transactions                                                    7,842            258,998
                                                                                            ===============================

-------------------------------------------------
(1) Class C shares commenced investment operations on February 29, 2008.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
68

================================================================================

--------------------------------------------------------------------------------

     MODERATE ALLOCATION FUND                 AGGRESSIVE ALLOCATION FUND
=================================        ===================================
   SIX MONTHS           FOR THE            SIX MONTHS             FOR THE
     ENDED            YEAR ENDED             ENDED               YEAR ENDED
 APRIL 30, 2009       OCTOBER 31,        APRIL 30, 2009          OCTOBER 31,
  (UNAUDITED)            2008             (UNAUDITED)               2008
=============================================================================
$70,203,036          $ 76,137,458          $21,254,380          $ 26,058,356
-----------------------------------------------------------------------------

    928,664               982,885              226,333               (40,895)
 (6,314,161)           (5,126,914)          (2,371,367)           (1,831,708)
  5,046,334           (27,654,200)           1,526,749           (12,109,445)
-----------------------------------------------------------------------------
   (339,163)          (31,798,229)            (618,285)          (13,982,048)
-----------------------------------------------------------------------------

   (983,109)             (878,404)             (76,578)             (205,602)
   (218,872)             (161,220)                   -               (26,790)
    (23,964)                    -                    -                     -
          -              (377,095)                   -              (151,810)
          -              (135,542)                   -               (60,949)
-----------------------------------------------------------------------------
 (1,225,945)           (1,552,261)             (76,578)             (445,151)

  8,338,708            35,265,296            3,267,958            11,668,989
    978,163             1,249,257               76,555               357,240
 (7,054,897)          (18,328,636)          (1,404,596)           (5,648,103)
-----------------------------------------------------------------------------
  2,261,974            18,185,917            1,939,917             6,378,126
-----------------------------------------------------------------------------

  2,874,661            10,912,216            1,258,588             4,238,934
    217,628               294,553                    -                87,324
 (3,245,708)           (4,891,467)            (765,799)           (1,409,196)
-----------------------------------------------------------------------------
   (153,419)            6,315,302              492,789             2,917,062
-----------------------------------------------------------------------------

    564,545             3,234,664               74,826               457,990
     19,723                     -                    -                     -
   (460,910)             (319,815)             (53,359)             (129,955)
-----------------------------------------------------------------------------
    123,358             2,914,849               21,467               328,035
-----------------------------------------------------------------------------
    666,805            (5,934,422)           1,759,310            (4,803,976)
-----------------------------------------------------------------------------
$70,869,841          $ 70,203,036          $23,013,690          $ 21,254,380
=============================================================================
$   259,958          $    557,239          $   149,755          $          -
=============================================================================

  1,144,606             3,363,454              514,455             1,108,171
    129,046               111,940               11,358                30,559
   (979,082)           (1,825,199)            (223,295)             (549,883)
-----------------------------------------------------------------------------
    294,570             1,650,195              302,518               588,847
-----------------------------------------------------------------------------

    392,813             1,049,059              201,323               403,281
     28,712                26,370                    -                 7,470
   (447,601)             (489,243)            (121,576)             (141,655)
-----------------------------------------------------------------------------
    (26,076)              586,186               79,747               269,096
-----------------------------------------------------------------------------

     79,635               309,434               11,557                45,361
      2,598                     -                    -                     -
    (63,928)              (33,981)              (8,321)              (13,169)
-----------------------------------------------------------------------------
     18,305               275,453                3,236                32,192
=============================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  CASH RESERVES FUND
                                                                                          =================================
                                                                                            SIX MONTHS           FOR THE
                                                                                               ENDED           YEAR ENDED
                                                                                          APRIL 30, 2009       OCTOBER 31,
                                                                                            (UNAUDITED)           2008
===========================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                                                           $19,993,920       $ 15,273,440
                                                                                            -------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                          11,760            345,262
  Net realized gain (loss)                                                                            -              4,965
  Net change in unrealized appreciation (depreciation)                                                -                  -
                                                                                            -------------------------------
  Net increase (decrease) in net assets from operations                                          11,760            350,227
                                                                                            -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Class A                                                                                    (11,307)          (303,598)
     Class B                                                                                     (1,184)           (46,606)
     Class Y                                                                                          -                  -
  Net realized gains
     Class A                                                                                          -               (125)
     Class B                                                                                          -                (27)
                                                                                            -------------------------------
TOTAL DISTRIBUTIONS                                                                             (12,491)          (350,356)
CAPITAL STOCK TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                                                11,949,027         15,638,721
  Issued to shareholders in reinvestment of distributions                                        10,817            293,901
  Shares redeemed                                                                            (8,271,392)       (13,087,180)
                                                                                            -------------------------------
  Net increase (decrease) from capital stock transactions                                     3,688,452          2,845,442
                                                                                            -------------------------------
  CLASS B SHARES
  Shares sold                                                                                 3,232,180          5,279,879
  Issued to shareholders in reinvestment of distributions                                           406             44,083
  Shares redeemed                                                                            (2,720,430)        (3,448,795)
                                                                                            -------------------------------
  Net increase (decrease) from capital stock transactions                                       512,156          1,875,167
                                                                                            -------------------------------
  CLASS Y SHARES
  Shares sold                                                                                         -                  -
  Issued to shareholders in reinvestment of distributions                                             -                  -
  Shares redeemed                                                                                     -                  -
                                                                                            -------------------------------
  Net increase from capital stock transactions                                                        -                  -
                                                                                            -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       4,199,877          4,720,480
                                                                                            -------------------------------
NET ASSETS AT END OF PERIOD                                                                 $24,193,797       $ 19,993,920
                                                                                            ===============================
  Undistributed (distribution in excess of) net investment income                           $      (731)      $          -
                                                                                            ===============================
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                                                11,949,027         15,638,721
  Issued to shareholders in reinvestment of distributions                                        10,817            293,901
  Shares redeemed                                                                            (8,271,392)       (13,087,180)
                                                                                            -------------------------------
  Net increase (decrease) from capital stock transactions                                     3,688,452          2,845,442
                                                                                            -------------------------------
  CLASS B SHARES
  Shares sold                                                                                 3,232,180          5,279,879
  Issued to shareholders in reinvestment of distributions                                           406             44,083
  Shares redeemed                                                                            (2,720,430)        (3,448,795)
                                                                                            -------------------------------
  Net increase (decrease) from capital stock transactions                                       512,156          1,875,167
                                                                                            -------------------------------
  CLASS Y SHARES(1)
  Shares sold                                                                                         -                  -
  Issued to shareholders in reinvestment of distributions                                             -                  -
  Shares redeemed                                                                                     -                  -
                                                                                            -------------------------------
  Net increase from capital stock transactions                                                        -                  -
                                                                                            ===============================

-------------------------------------------------
(1) Class Y shares are not available for the Cash Reserves and Diversified Income Funds.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
70

================================================================================

--------------------------------------------------------------------------------

             BOND FUND                               HIGH INCOME FUND                   DIVERSIFIED INCOME FUND
=================================         ===================================       ===============================
  SIX MONTHS          FOR THE               SIX MONTHS            FOR THE             SIX MONTHS         FOR THE
     ENDED           YEAR ENDED                ENDED             YEAR ENDED              ENDED          YEAR ENDED
APRIL 30, 2009       OCTOBER 31,          APRIL 30, 2009         OCTOBER 31,        APRIL 30, 2009      OCTOBER 31,
  (UNAUDITED)           2008                (UNAUDITED)             2008              (UNAUDITED)          2008
===================================================================================================================
$158,865,643        $116,319,967           $56,777,753          $ 68,980,447         $ 98,250,592     $147,834,569
-------------------------------------------------------------------------------------------------------------------

   3,059,466           5,390,588             2,870,707             4,848,528            1,937,573        4,602,628
   1,635,964             624,098            (3,996,546)           (4,598,445)          (9,574,879)      (3,745,402)
   5,670,162          (5,684,534)           11,641,535           (12,227,122)           3,436,889      (20,987,228)
-------------------------------------------------------------------------------------------------------------------
  10,365,592             330,152            10,515,696           (11,977,039)          (4,200,417)     (20,130,002)
-------------------------------------------------------------------------------------------------------------------

    (675,949)         (1,896,994)             (693,711)           (2,322,208)          (1,701,627)      (3,364,864)
    (189,022)           (715,960)             (170,392)             (560,090)            (522,557)      (1,207,464)
  (2,185,815)         (2,751,642)           (2,037,599)           (2,742,238)                   -                -
           -                   -                     -                     -                    -       (6,854,069)
           -                   -                     -                     -                    -       (4,074,977)
-------------------------------------------------------------------------------------------------------------------
  (3,050,786)         (5,364,596)           (2,901,702)           (5,624,536)          (2,224,184)     (15,501,374)

   6,264,662          10,394,745             3,706,817             3,558,947            6,306,538       15,917,465
     624,696           1,768,098               560,633             1,974,564            1,664,332       10,047,835
  (5,275,593)        (28,507,600)           (2,724,371)          (16,819,361)          (9,168,329)     (22,432,868)
-------------------------------------------------------------------------------------------------------------------
   1,613,765         (16,344,757)            1,543,079           (11,285,850)          (1,197,459)       3,532,432
-------------------------------------------------------------------------------------------------------------------

     932,192           1,593,685               280,783               330,561              741,091        1,418,958
     177,792             656,046               137,018               461,391              512,072        5,200,379
  (5,391,042)        (12,342,849)           (1,596,578)           (5,189,553)          (7,673,834)     (24,104,370)
-------------------------------------------------------------------------------------------------------------------
  (4,281,058)        (10,093,118)           (1,178,777)           (4,397,601)          (6,420,671)     (17,485,033)
-------------------------------------------------------------------------------------------------------------------

  29,580,144          79,997,820            24,656,730            29,114,432                    -                -
   2,185,815           2,751,681             2,037,599             2,742,238                    -                -
 (10,829,335)         (8,731,506)           (2,129,482)          (10,774,338)                   -                -
-------------------------------------------------------------------------------------------------------------------
  20,936,624          74,017,995            24,564,847            21,082,332                    -                -
-------------------------------------------------------------------------------------------------------------------
  25,584,137          42,545,676            32,543,143           (12,202,694)         (14,042,731)     (49,583,977)
-------------------------------------------------------------------------------------------------------------------
$184,449,780        $158,865,643           $89,320,896          $ 56,777,753         $ 84,207,861     $ 98,250,592
===================================================================================================================
$      8,685        $          5           $    28,978          $     59,973         $     23,963     $    310,574
===================================================================================================================

     633,909           1,058,004               639,984               518,275             673,320         1,378,193
      63,144             179,862                97,141               291,267             178,698           854,496
    (534,187)         (2,892,596)             (478,675)           (2,494,034)           (985,380)       (1,981,722)
-------------------------------------------------------------------------------------------------------------------
     162,866          (1,654,730)              258,450            (1,684,492)           (133,362)          250,967
-------------------------------------------------------------------------------------------------------------------

      94,129             161,874                47,029                47,766              79,810           122,707
      17,970              66,715                23,536                67,970              54,588           437,633
    (546,490)         (1,256,678)             (278,200)             (754,578)           (816,397)       (2,080,560)
-------------------------------------------------------------------------------------------------------------------
    (434,391)         (1,028,089)             (207,635)             (638,842)           (681,999)       (1,520,220)
-------------------------------------------------------------------------------------------------------------------

   3,006,659           8,163,090             4,445,413             4,239,511                   -                 -
     221,055             281,914               352,632               411,895                   -                 -
  (1,085,019)           (888,752)             (371,231)           (1,586,155)                  -                 -
-------------------------------------------------------------------------------------------------------------------
   2,142,695           7,556,252             4,426,814             3,065,251                   -                 -
===================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                LARGE CAP VALUE FUND
                                                                                          ================================
                                                                                            SIX MONTHS          FOR THE
                                                                                               ENDED            YEAR ENDED
                                                                                          APRIL 30, 2009       OCTOBER 31,
                                                                                            (UNAUDITED)           2008
==========================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                                                          $127,895,631      $207,452,538
                                                                                           -------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                                                1,639,367         2,952,457
  Net realized loss                                                                         (11,849,812)       (9,823,899)
  Net change in unrealized appreciation (depreciation)                                       (6,224,857)      (65,248,186)
                                                                                           -------------------------------
  Net increase (decrease) in net assets from operations                                     (16,435,302)      (72,119,628)
                                                                                           -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Class A                                                                                 (1,200,577)       (1,320,422)
     Class B                                                                                   (204,938)         (174,455)
     Class Y                                                                                 (1,409,386)         (758,013)
  Net realized gains
     Class A                                                                                          -          (660,475)
     Class B                                                                                          -          (233,526)
     Class Y                                                                                          -          (313,669)
                                                                                           -------------------------------
TOTAL DISTRIBUTIONS                                                                          (2,814,901)       (3,460,560)
CAPITAL STOCK TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                                                 3,519,061        13,194,066
  Issued to shareholders in reinvestment of distributions                                     1,184,777         1,958,639
  Shares redeemed                                                                            (6,437,194)      (34,236,926)
                                                                                           -------------------------------
  Net increase (decrease) from capital stock transactions                                    (1,733,356)      (19,084,221)
                                                                                           -------------------------------
  CLASS B SHARES
  Shares sold                                                                                   349,408           995,506
  Issued to shareholders in reinvestment of distributions                                       202,297           402,492
  Shares redeemed                                                                            (3,415,636)      (17,723,909)
                                                                                           -------------------------------
  Net decrease from capital stock transactions                                               (2,863,931)      (16,325,911)
                                                                                           -------------------------------
  CLASS Y SHARES
  Shares sold                                                                                15,588,343        60,649,483
  Issued to shareholders in reinvestment of distributions                                     1,409,387         1,071,682
  Shares redeemed                                                                            (2,940,292)      (30,287,752)
                                                                                           -------------------------------
  Net increase (decrease) from capital stock transactions                                    14,057,438        31,433,413
                                                                                           -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      (9,790,052)      (79,556,907)
                                                                                           -------------------------------
NET ASSETS AT END OF PERIOD                                                                $118,105,579      $127,895,631
                                                                                           ===============================
  Undistributed (distribution in excess of) net investment income                          $  1,099,791      $  2,275,325
                                                                                           ===============================
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                                                   390,002           911,422
  Issued to shareholders in reinvestment of distributions                                       125,639           122,876
  Shares redeemed                                                                              (732,704)       (2,440,255)
                                                                                           -------------------------------
  Net increase (decrease) from capital stock transactions                                      (217,063)       (1,405,957)
                                                                                           -------------------------------
  CLASS B SHARES
  Shares sold                                                                                    39,959            71,453
  Issued to shareholders in reinvestment of distributions                                        21,706            25,539
  Shares redeemed                                                                              (390,227)       (1,255,090)
                                                                                           -------------------------------
  Net increase from capital stock transactions                                                 (328,562)       (1,158,098)
                                                                                           -------------------------------
  CLASS Y SHARES
  Shares sold                                                                                 1,782,364         4,309,888
  Issued to shareholders in reinvestment of distributions                                       149,616            67,274
  Shares redeemed                                                                              (331,378)       (2,045,540)
                                                                                           -------------------------------
  Net increase (decrease) from capital stock transactions                                     1,600,602         2,331,622
                                                                                           ===============================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
72

================================================================================

--------------------------------------------------------------------------------

      LARGE CAP GROWTH FUND                        MID CAP VALUE FUND                     MID CAP GROWTH FUND
=================================         ===================================       ===============================
   SIX MONTHS           FOR THE             SIX MONTHS             FOR THE             SIX MONTHS          FOR THE
     ENDED            YEAR ENDED              ENDED               YEAR ENDED             ENDED           YEAR ENDED
APRIL 30, 2009        OCTOBER 31,         APRIL 30, 2009          OCTOBER 31,        APRIL 30, 2009     OCTOBER 31,
  (UNAUDITED)            2008               (UNAUDITED)              2008              (UNAUDITED)          2008
===================================================================================================================
$122,320,504        $157,211,269           $31,186,859          $ 80,535,127         $ 36,781,465     $ 79,687,951
-------------------------------------------------------------------------------------------------------------------

     412,546             339,034               208,466               545,738              (78,220)        (371,226)
 (18,436,558)        (17,320,713)           (5,671,229)           (6,255,171)         (15,000,904)      (9,479,633)
  21,471,595         (50,815,871)            4,336,693           (18,091,854)          16,326,529      (23,793,516)
-------------------------------------------------------------------------------------------------------------------
   3,447,583         (67,797,550)           (1,126,070)          (23,801,287)           1,247,405      (33,644,375)
-------------------------------------------------------------------------------------------------------------------

     (58,214)                  -              (254,180)             (156,311)                   -                -
           -                   -               (48,758)                    -                    -                -
    (278,337)                  -               (50,165)             (134,542)                   -                -
           -                   -                     -            (3,770,988)                   -         (228,134)
           -                   -                     -            (2,115,277)                   -          (94,788)
           -                   -                     -            (2,032,161)                   -         (254,772)
-------------------------------------------------------------------------------------------------------------------
    (336,551)                  -              (353,103)           (8,209,279)                   -         (577,694)

   3,863,263          13,364,526             2,685,900             5,135,953            1,561,047        3,723,794
      57,588                   -               250,019             3,870,252                    -          225,949
  (4,310,754)        (19,439,625)           (2,122,670)          (11,702,810)          (1,396,373)      (9,851,778)
-------------------------------------------------------------------------------------------------------------------
    (389,903)         (6,075,099)              813,249            (2,696,605)             164,674       (5,902,035)
-------------------------------------------------------------------------------------------------------------------

     512,742           1,519,308               166,377               522,392              160,480          494,605
           -                   -                47,961             2,080,810                    -           93,382
  (4,014,732)        (14,275,116)           (2,214,025)           (7,373,728)            (913,659)      (4,390,443)
-------------------------------------------------------------------------------------------------------------------
  (3,501,990)        (12,755,808)           (1,999,687)           (4,770,526)            (753,179)      (3,802,456)
-------------------------------------------------------------------------------------------------------------------

  11,615,142          76,318,986               360,000             9,066,917            2,180,349       29,331,036
     278,337                   -                50,165             2,166,703                    -          254,772
  (2,661,191)        (24,581,294)             (105,000)          (21,104,191)          (1,345,454)     (28,565,734)
-------------------------------------------------------------------------------------------------------------------
   9,232,288          51,737,692               305,165            (9,870,571)             834,895        1,020,074
-------------------------------------------------------------------------------------------------------------------
   8,451,427         (34,890,765)           (2,360,446)          (49,348,268)           1,493,795      (42,906,486)
-------------------------------------------------------------------------------------------------------------------
$130,771,931        $122,320,504           $28,826,413          $ 31,186,859         $ 38,275,260     $ 36,781,465
===================================================================================================================
$    412,374        $    336,379           $    91,617          $    236,254         $    (78,220)    $          -
===================================================================================================================

     373,159             874,317               388,373               467,772              439,647          591,601
       5,713                   -                36,118               324,686                    -           31,824
    (427,203)         (1,318,504)             (318,327)           (1,100,072)            (403,055)      (1,627,795)
-------------------------------------------------------------------------------------------------------------------
     (48,331)           (444,187)              106,164              (307,614)              36,592       (1,004,370)
-------------------------------------------------------------------------------------------------------------------

      47,008             108,812                26,880                50,842               48,947           85,331
           -                   -                 7,324               183,655                    -           13,938
    (414,574)         (1,008,447)             (345,033)             (715,538)            (281,033)        (754,271)
-------------------------------------------------------------------------------------------------------------------
    (367,566)           (899,635)             (310,829)             (481,041)            (232,086)        (655,002)
-------------------------------------------------------------------------------------------------------------------

   1,117,536           5,011,289                50,764               803,023              606,631        4,610,312
      27,504                   -                 7,167               181,770                    -           35,733
    (264,779)         (1,735,170)              (14,937)           (1,938,357)            (363,131)      (4,719,320)
-------------------------------------------------------------------------------------------------------------------
     880,261           3,276,119                42,994              (953,564)             243,500          (73,275)
===================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               SMALL CAP VALUE FUND
                                                                                        =================================
                                                                                          SIX MONTHS          FOR THE
                                                                                            ENDED            YEAR ENDED
                                                                                        APRIL 30, 2009       OCTOBER 31,
                                                                                         (UNAUDITED)            2008
=========================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                                                        $14,403,112         $21,246,589
                                                                                         --------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                                                80,468             157,293
  Net realized gain (loss)                                                                (1,480,829)         (1,740,564)
  Net change in unrealized appreciation (depreciation)                                       851,774          (4,253,182)
                                                                                         --------------------------------
  Net decrease in net assets from operations                                                (548,587)         (5,836,453)
                                                                                         --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Class A                                                                                  (1,934)            (29,762)
     Class B                                                                                       -                   -
     Class Y                                                                                (129,838)           (128,498)
  Net realized gains
     Class A                                                                                       -            (105,139)
     Class B                                                                                       -              (3,496)
     Class Y                                                                                       -            (301,331)
                                                                                         --------------------------------
                                                                                            (131,772)           (568,226)
TOTAL DISTRIBUTIONS
CAPITAL STOCK TRANSACTIONS:
  Class A Shares
  Shares sold                                                                                202,958             316,582
  Issued to shareholders in reinvestment of distributions                                      1,934             134,900
  Shares redeemed                                                                             (9,858)         (4,666,884)
  Redemption fees                                                                                  -                 200
                                                                                         --------------------------------
  Net increase (decrease) from capital stock transactions                                    195,034          (4,215,202)
                                                                                         --------------------------------
  CLASS B SHARES
  Shares sold                                                                                 45,797              32,966
  Issued to shareholders in reinvestment of distributions                                          -               3,443
  Shares redeemed                                                                            (37,890)           (127,221)
  Redemption fees                                                                                190                 142
                                                                                         --------------------------------
  Net increase (decrease) from capital stock transactions                                      8,097             (90,670)
                                                                                         --------------------------------
  CLASS Y SHARES
  Shares sold                                                                              3,709,448           5,700,886
  Issued to shareholders in reinvestment of distributions                                    129,838             429,829
  Shares redeemed                                                                           (387,727)         (2,263,641)
                                                                                         --------------------------------
  Net increase from capital stock transactions                                             3,451,559           3,867,074
                                                                                         --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    2,974,331          (6,843,477)
                                                                                         --------------------------------
NET ASSETS AT END OF PERIOD                                                              $17,377,443         $14,403,112
                                                                                         ================================
  Undistributed (distribution in excess of) net investment income                        $    34,917         $    86,221
                                                                                         ================================
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                                                 34,432              37,006
  Issued to shareholders in reinvestment of distributions                                        302              13,808
  Shares redeemed                                                                             (1,536)           (518,508)
                                                                                         --------------------------------
  Net increase (decrease) from capital stock transactions                                     33,198            (467,694)
                                                                                         --------------------------------
  CLASS B SHARES
  Shares sold                                                                                  7,348               3,635
  Issued to shareholders in reinvestment of distributions                                          -                 353
  Shares redeemed                                                                             (6,034)            (14,213)
                                                                                         --------------------------------
  Net increase (decrease) from capital stock transactions                                      1,314             (10,225)
                                                                                         --------------------------------
  CLASS Y SHARES
  Shares sold                                                                                593,930             611,780
  Issued to shareholders in reinvestment of distributions                                     20,319              44,040
  Shares redeemed                                                                            (67,470)           (256,048)
                                                                                         --------------------------------
  Net increase from capital stock transactions                                               546,779             399,772
                                                                                         ================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
74

================================================================================

--------------------------------------------------------------------------------

      SMALL CAP GROWTH FUND                          INTERNATIONAL STOCK FUND
==================================          =======================================
 SIX MONTHS             FOR THE               SIX MONTHS                 FOR THE
    ENDED              YEAR ENDED                ENDED                  YEAR ENDED
APRIL 30, 2009         OCTOBER 31,           APRIL 30, 2009             OCTOBER 31,
 (UNAUDITED)              2008                (UNAUDITED)                  2008
===================================================================================
$13,123,695          $ 25,140,687           $106,846,107              $128,300,707
-----------------------------------------------------------------------------------

     (8,746)             (108,324)             1,427,413                 2,473,011
 (6,606,810)           (4,245,236)           (14,819,234)                1,434,590
  5,343,000            (6,697,805)            10,381,766               (66,782,961)
-----------------------------------------------------------------------------------
 (1,272,556)          (11,051,365)            (3,010,055)              (62,875,360)
-----------------------------------------------------------------------------------

          -                     -               (359,375)                 (744,049)
          -                     -                (68,685)                 (103,291)
          -                     -             (1,887,954)                 (569,819)
          -               (67,567)              (473,176)               (7,754,716)
          -                (2,008)              (148,222)               (2,225,021)
          -              (240,764)            (2,206,294)               (5,070,159)
-----------------------------------------------------------------------------------
          -              (310,339)            (5,143,706)              (16,467,055)

    119,919               327,437              1,867,884                 6,525,825
          -                67,567                813,050                 6,944,808
    (20,718)           (4,920,640)            (2,306,296)              (22,521,530)
          -                     -                    266                       544
-----------------------------------------------------------------------------------
     99,201            (4,525,636)               374,904                (9,050,353)
-----------------------------------------------------------------------------------

     32,034                47,663                213,851                 1,275,508
          -                 2,008                214,392                 2,246,164
     (8,515)             (119,343)            (1,545,879)               (5,554,919)
          -                     -                    400                       342
-----------------------------------------------------------------------------------
     23,519               (69,672)            (1,117,236)               (2,032,905)
-----------------------------------------------------------------------------------

  2,325,942            13,190,178             17,372,085               100,890,199
          -               240,764              4,094,248                 5,639,978
   (720,955)           (9,490,922)            (2,993,600)              (37,559,104)
-----------------------------------------------------------------------------------
  1,604,987             3,940,020             18,472,733                68,971,073
-----------------------------------------------------------------------------------
    455,151           (12,016,992)             9,576,640               (21,454,600)
-----------------------------------------------------------------------------------
$13,578,846          $ 13,123,695           $116,422,747              $106,846,107
===================================================================================
$    (8,746)         $          -           $  1,140,976              $  2,029,577
===================================================================================

     23,631                33,608                243,647                   501,204
          -                 6,309                100,724                   501,066
     (4,038)             (530,434)              (307,575)               (1,812,116)
-----------------------------------------------------------------------------------
     19,593              (490,517)                36,796                  (809,846)
-----------------------------------------------------------------------------------

      6,331                 5,152                 22,593                    99,308
          -                   189                 26,892                   163,834
     (1,650)              (14,128)              (202,245)                 (444,807)
-----------------------------------------------------------------------------------
      4,681                (8,787)              (152,760)                 (181,665)
-----------------------------------------------------------------------------------

    443,930             1,391,768              2,282,852                 8,130,185
          -                22,438                507,971                   407,219
   (134,144)           (1,067,965)              (410,733)               (2,462,120)
-----------------------------------------------------------------------------------
    309,786               346,241              2,380,090                 6,075,284
===================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                      CONSERVATIVE ALLOCATION FUND
                                                                     =============================================================
                                                                     SIX MONTHS
                                                                        ENDED       FOR THE YEAR ENDED OCTOBER 31,
                                                                      04/30/09      ------------------------------    INCEPTION
                                                                     (unaudited)        2008              2007      to 10/31/06(1)
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                                $  8.53         $ 11.13           $ 10.53         $10.00
                                                                      ------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                               0.16            0.28              0.24           0.05
     Net realized and unrealized gain (loss) on investments              0.09           (2.58)             0.49           0.48
                                                                      ------------------------------------------------------------
        Total from investment operations                                 0.25           (2.30)             0.73           0.53
                                                                      ------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income                           (0.33)          (0.27)            (0.12)             -
     Distributions from capital gains                                       -           (0.03)            (0.01)             -
                                                                      ------------------------------------------------------------
        Total distributions                                             (0.33)          (0.30)            (0.13)             -
                                                                      ------------------------------------------------------------
Net increase (decrease) in net asset value                              (0.08)          (2.60)             0.60           0.53
                                                                      ------------------------------------------------------------
NET ASSET VALUE at end of period                                      $  8.45         $  8.53           $ 11.13         $10.53
                                                                      ============================================================
TOTAL RETURN(2)                                                          2.97%(3)      (21.19)%            6.94%          5.30%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                $21,265         $19,753           $16,003         $3,031
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                            1.02%(4)        1.14%             1.79%         10.53%(4)
  After reimbursement of expenses by Adviser                             0.70%(4)        0.70%             0.70%          0.70%(4)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                             3.74%(4)        2.75%             3.00%          2.78%(4)
Portfolio Turnover(5)                                                      29%(3)          90%               39%            26%(3)

CLASS B
-------
NET ASSET VALUE at beginning of period                                $  8.48         $ 11.07           $ 10.51         $10.00
                                                                      ------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                               0.13            0.18              0.17           0.02
     Net realized and unrealized gain (loss) on investments              0.09           (2.55)             0.48           0.49
                                                                      ------------------------------------------------------------
        Total from investment operations                                 0.22           (2.37)             0.65           0.51
                                                                      ------------------------------------------------------------
LESS DISTRIBUTIONS:
  Distributions from net investment income                              (0.25)          (0.19)            (0.08)             -
  Distributions from capital gains                                          -           (0.03)            (0.01)             -
                                                                      ------------------------------------------------------------
     Total distributions                                                (0.25)          (0.22)            (0.09)             -
                                                                      ------------------------------------------------------------
Net increase (decrease) in net asset value                              (0.03)          (2.59)             0.56           0.51
                                                                      ------------------------------------------------------------
NET ASSET VALUE at end of period                                      $  8.45         $  8.48           $ 11.07         $10.51
                                                                      ============================================================
TOTAL RETURN(2)                                                          2.62%(3)      (21.82)%            6.16%          5.10%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                $ 5,349         $ 5,506           $ 4,173         $  622
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                            1.77%(4)        1.89%             2.53%         10.21%(4)
  After reimbursement of expenses by Adviser                             1.45%(4)        1.45%             1.45%          1.45%(4)
Ratio of net investment income to average net assets                     3.09%(4)        2.01%             2.23%          2.20%(4)
  After reimbursement of expenses by Adviser
Portfolio Turnover(5)                                                      29%(3)          90%               39%            26%(3)

-------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
76

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                CONSERVATIVE ALLOCATION FUND
                                                              ================================
                                                                SIX MONTHS
                                                                  ENDED
                                                                 04/30/09         INCEPTION
                                                               (unaudited)      to 10/31/08(2)
==============================================================================================
CLASS C
-------
NET ASSET VALUE at beginning of period                           $  8.48           $ 10.47
                                                                 -----------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                          0.11              0.03
     Net realized and unrealized gain (loss) on investments         0.12             (2.02)
                                                                 -----------------------------
        Total from investment operations                            0.23             (1.99)
                                                                 -----------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income                      (0.25)                -
     Distributions from capital gains                                  -                 -
                                                                 -----------------------------
       Total distributions                                         (0.25)                -
                                                                 -----------------------------
Net increase (decrease) in net asset value                         (0.02)            (1.99)
                                                                 -----------------------------
NET ASSET VALUE at end of period                                 $  8.46           $  8.48
                                                                 =============================
                                                                    2.74%(4)        (19.01)%(4)
TOTAL RETURN(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $ 2,256           $ 2,198
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       2.24%(5)          2.67%(5)
  After reimbursement of expenses by Adviser                        1.45%(5)          1.45%(5)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                        3.02%(5)          0.60%(5)
Portfolio Turnover(7)                                                 29%(4)            90%(4)

                                                                                     MODERATE ALLOCATION FUND
                                                                ==================================================================
                                                                 SIX MONTHS
                                                                    ENDED       FOR THE YEAR ENDED OCTOBER 31,
                                                                  04/30/09      ------------------------------      INCEPTION
                                                                 (unaudited)        2008              2007        to 10/31/06(1)
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                           $  7.84          $ 11.82            $ 10.65            $10.00
                                                                 -----------------------------------------------------------------
  Income from Investment Operations:
     Net investment income                                          0.11             0.16               0.17              0.02
     Net realized and unrealized gain (loss) on investments        (0.13)           (3.88)              1.12              0.63
                                                                 -----------------------------------------------------------------
        Total from investment operations                           (0.02)           (3.72)              1.29              0.65
                                                                 -----------------------------------------------------------------
  LESS DISTRIBUTIONS:
   Distributions from net investment income                        (0.15)           (0.18)             (0.12)                -
   Distributions from capital gains                                    -            (0.08)             (0.00)(6)             -
                                                                 -----------------------------------------------------------------
        Total distributions                                        (0.15)           (0.26)             (0.12)                -
                                                                 -----------------------------------------------------------------
Net increase (decrease) in net asset value                         (0.17)           (3.98)              1.17              0.65
                                                                 -----------------------------------------------------------------
NET ASSET VALUE at end of period                                 $  7.67          $  7.84            $ 11.82            $10.65
                                                                 =================================================================
TOTAL RETURN(3)                                                    (0.19)%(4)      (32.18)%            12.26%             6.50%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $51,434          $50,326            $56,312            $8,762
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       0.81%(5)         0.79%              0.89%             4.73%(5)
  After reimbursement of expenses by Adviser                        0.70%(5)         0.70%              0.70%             0.70%(5)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                        3.03%(5)         1.41%              1.45%             1.34%(5)
Portfolio Turnover(7)                                                 21%(4)           83%                21%               11%(4)

-------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Commenced investment operations February 29, 2008.
(3) Total return without applicable sales charge.
(4) Not annualized.
(5) Annualized.
(6) Amounts represent less than $0.005 per share
(7) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                    MODERATE ALLOCATION FUND
                                                                ================================================================
                                                                 SIX MONTHS
                                                                    ENDED       FOR THE YEAR ENDED OCTOBER 31,
                                                                  04/30/09      ------------------------------      INCEPTION
                                                                 (unaudited)        2008              2007        to 10/31/06(1)
=================================================================================================================================

CLASS B
-------
NET ASSET VALUE at beginning of period                           $  7.80           $ 11.75           $ 10.63            $10.00
                                                                 ----------------------------------------------------------------
  Income from Investment Operations:
     Net investment income                                          0.09              0.06              0.09              0.01
     Net realized and unrealized gain (loss) on investments        (0.14)            (3.84)             1.11              0.62
                                                                 ----------------------------------------------------------------
        Total from investment operations                           (0.05)            (3.78)             1.20              0.63
                                                                 ----------------------------------------------------------------
 LESS DISTRIBUTIONS:
     Distributions from net investment income                      (0.10)            (0.09)            (0.08)                -
     Distributions from capital gains                                  -             (0.08)                -                 -
                                                                 ----------------------------------------------------------------
       Total distributions                                         (0.10)            (0.17)            (0.08)                -
                                                                 ----------------------------------------------------------------
Net increase (decrease) in net asset value                         (0.15)            (3.95)             1.12              0.63
                                                                 ----------------------------------------------------------------
NET ASSET VALUE at end of period                                 $  7.65           $  7.80           $ 11.75            $10.63
                                                                 ================================================================
TOTAL RETURN(3)                                                    (0.69)%(4)       (32.64)%           11.38%             6.30%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $17,188           $17,728           $19,825            $3,289
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       1.56%(5)          1.54%             1.64%             4.71%(5)
  After reimbursement of expenses by Adviser                        1.45%(5)          1.45%             1.45%             1.45%(5)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                        2.33%(5)          0.66%             0.63%             0.67%(5)
Portfolio Turnover(6)                                                 21%(4)            83%               21%               11%(4)

                                                                    MODERATE ALLOCATION FUND
                                                                ===============================
                                                                 SIX MONTHS
                                                                    ENDED
                                                                  04/30/09         INCEPTION
                                                                 (unaudited)     to 10/31/08(2)
==============================================================================================
CLASS C
-------
NET ASSET VALUE at beginning of period                           $  7.80           $ 10.61
                                                                 -----------------------------
  Income from Investment Operations:
     Net investment income                                          0.08              0.02
     Net realized and unrealized gain (loss) on investments        (0.13)            (2.83)
                                                                 -----------------------------
     Total from investment operations                              (0.05)            (2.81)
                                                                 -----------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income                      (0.10)                -
     Distributions from capital gains                                  -                 -
                                                                 -----------------------------
        Total distributions                                        (0.10)                -
                                                                 -----------------------------
Net increase (decrease) in net asset value                         (0.15)            (2.81)
                                                                 -----------------------------
NET ASSET VALUE at end of period                                 $  7.65           $  7.80
                                                                 =============================
                                                                   (0.69)%(4)       (26.48)%(4)
TOTAL RETURN(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $ 2,248           $ 2,149
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       2.09%(5)          2.38%(5)
  After reimbursement of expenses by Adviser                        1.45%(5)          1.45%(5)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                        2.12%(5)          0.39%(5)
Portfolio Turnover(6)                                                 21%(4)            83%(4)

-------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Commenced investment operations February 29, 2008.
(3) Total return without applicable sales charge.
(4) Not annualized.
(5) Annualized.
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
78

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                        AGGRESSIVE ALLOCATION FUND
                                                                       ============================================================
                                                                       SIX MONTHS
                                                                          ENDED      FOR THE YEAR ENDED OCTOBER 31,
                                                                        04/30/09     ------------------------------    INCEPTION
                                                                       (unaudited)         2008            2007      to 10/31/06(1)
===================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                                 $  7.16           $ 12.53         $ 10.76        $10.00
                                                                       ------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.08              0.04            0.09         (0.01)
  Net realized and unrealized gain (loss) on investments                 (0.34)            (5.18)           1.83          0.77
                                                                       ------------------------------------------------------------
    Total from investment operations                                     (0.26)            (5.14)           1.92          0.76
                                                                       ------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                               (0.04)            (0.13)          (0.15)            -
  Distributions from capital gains                                           -             (0.10)              -             -
                                                                       ------------------------------------------------------------
    Total distributions                                                  (0.04)            (0.23)          (0.15)            -
                                                                       ------------------------------------------------------------
Net increase (decrease) in net asset value                               (0.30)            (5.37)           1.77          0.76
                                                                       ------------------------------------------------------------
NET ASSET VALUE at end of period                                       $  6.86           $  7.16         $ 12.53        $10.76
                                                                       ============================================================
TOTAL RETURN(2)                                                          (3.69)%(3)       (41.73)%         18.00%         7.60%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                 $16,423           $14,975         $18,824        $2,675
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                              1.36%(4)          1.25%           1.62%        10.14%(4)
 After reimbursement of expenses by Adviser                               0.70%(4)          0.70%           0.70%         0.70%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                               2.47%(4)          0.09%          (0.33)%       (0.56)%(4)
Portfolio Turnover(6)                                                       12%(3)            91%             24%           10%(3)

CLASS B
-------
NET ASSET VALUE at beginning of period                                 $  7.12           $ 12.46         $ 10.74        $10.00
                                                                       ------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.05             (0.06)           0.00(5)      (0.01)
  Net realized and unrealized gain (loss) on investments                 (0.34)            (5.14)           1.82          0.75
                                                                       ------------------------------------------------------------
    Total from investment operations                                     (0.29)            (5.20)           1.82          0.74
                                                                       ------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                   -             (0.04)          (0.10)            -
  Distributions from capital gains                                           -             (0.10)              -             -
                                                                       ------------------------------------------------------------
    Total distributions                                                      -             (0.14)          (0.10)            -
                                                                       ------------------------------------------------------------
Net increase (decrease) in net asset value                               (0.29)            (5.34)           1.72          0.74
                                                                       ------------------------------------------------------------
NET ASSET VALUE at end of period                                       $  6.83           $  7.12         $ 12.46        $10.74
                                                                       ============================================================
TOTAL RETURN(2)                                                          (4.07)%(3)       (42.17)%         17.11%         7.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                 $ 6,349           $ 6,050         $ 7,234        $1,164
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                              2.11%(4)          2.00%           2.38%        10.07%(4)
 After reimbursement of expenses by Adviser                               1.45%(4)          1.45%           1.45%         1.45%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                               1.78%(4)         (0.73)%         (1.06)%       (1.28)%(4)
Portfolio Turnover(6)                                                       12%(3)            91%             24%           10%(3)

--------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Amounts represent less than $0.005 per share
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                             AGGRESSIVE ALLOCATION FUND
                                                          ===============================
                                                           SIX MONTHS
                                                             ENDED
                                                            04/30/09         INCEPTION
                                                          (unaudited)      to 10/31/08(1)
                                                          ===============================
CLASS C
-------
NET ASSET VALUE at beginning of period                      $ 7.12           $ 10.70
                                                            -------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.06             (0.06)
  Net realized and unrealized gain (loss)
    on investments                                           (0.34)            (3.52)
                                                            -------------------------
    Total from investment operations                         (0.28)            (3.58)
                                                            -------------------------
Net increase (decrease) in net asset value                   (0.28)            (3.58)
                                                            -------------------------
NET ASSET VALUE at end of period                            $ 6.84           $  7.12
                                                            =========================
TOTAL RETURN(2)                                              (3.93)%(3)        (33.46)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                      $  242           $    229
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                  7.11%(4)           7.84%(4)
 After reimbursement of expenses by Adviser                   1.45%(4)           1.45%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                   1.95%(4)          (1.23)%(4)
Portfolio Turnover(6)                                           12%(3)             91%(3)

                                                                                    CASH RESERVES FUND
                                                      ============================================================================
                                                       SIX MONTHS                      FOR THE YEAR ENDED OCTOBER 31,
                                                      ENDED 04/30/09   -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.00(5)        0.02        0.05        0.04        0.02        0.01
                                                        --------------------------------------------------------------------------
    Total from investment operations                       0.00(5)        0.02        0.05        0.04        0.02        0.01
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.00)(5)      (0.02)      (0.05)      (0.04)      (0.02)      (0.01)
                                                        --------------------------------------------------------------------------
    Total distributions                                   (0.00)(5)      (0.02)      (0.05)      (0.04)      (0.02)      (0.01)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (0.00)(5)          -           -           -           -           -
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                        ==========================================================================
TOTAL RETURN(2)                                            0.07%(3)       2.26%       4.73%       4.27%       2.33%       0.68%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $19,028        $15,339     $12,494     $10,989     $11,243     $11,916
Ratios of expenses to average net assets:
 Before reimbursement/waiver of expenses by Adviser        0.90%(4)       1.02%       1.09%       1.09%       0.98%       0.82%
 After reimbursement/waiver of expenses by Adviser         0.43%(4,7)     0.55%       0.55%       0.55%       0.55%       0.55%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                0.13%(4)       2.16%       4.64%       4.13%       2.30%       0.68%

------------------------------------------------------
(1) Commenced investment operations February 29, 2008.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Amounts represent less than $0.005 per share
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
(7) Amount includes fees waived by the adviser and distributor (see Note 3).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
80

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                    CASH RESERVES FUND
                                                      ============================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                  $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                   0.00(7)        0.01        0.04        0.03        0.02        0.00(7)
                                                        --------------------------------------------------------------------------
    Total from investment operations                      0.00(7)        0.01        0.04        0.03        0.02        0.00(7)
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income               (0.00)(7)      (0.01)      (0.04)      (0.03)      (0.02)          -
                                                        --------------------------------------------------------------------------
    Total distributions                                  (0.00)(7)      (0.01)      (0.04)      (0.03)      (0.02)          -
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value               (0.00)(7)          -           -           -           -        0.00
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                        ==========================================================================
TOTAL RETURN(3)                                           0.01%(5)       1.50%       3.94%       3.48%       1.57%       0.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $5,166         $4,655      $2,779      $4,242      $6,105      $8,432
Ratios of expenses to average net assets:
 Before reimbursement/waiver of expenses by Adviser       1.65%(6)       1.77%       1.84%       1.84%       1.73%       1.57%
 After reimbursement/waiver of expenses by Adviser        0.55%(6,8)     1.30%       1.30%       1.30%       1.30%       1.15%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser               0.02%(6)       1.32%       3.88%       3.37%       1.49%       0.06%

                                                            FOR THE
                                                          PERIOD ENDED        INCEPTION
                                                            6/14/07(1)      to 10/31/06(2)
                                                          ================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                       $ 1.00             $ 1.00
                                                             -----------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                        0.03               0.02
                                                             -----------------------------
    Total from investment operations                           0.03               0.02
                                                             -----------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                    (0.03)             (0.02)
                                                             -----------------------------
    Total distributions                                       (0.03)             (0.02)
                                                             -----------------------------
Net increase (decrease) in net asset value                        -                  -
                                                             -----------------------------
NET ASSET VALUE at end of period                             $ 1.00             $ 1.00
                                                             =============================
TOTAL RETURN(3)                                                 N/A               1.57%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                       $    -             $2,746
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                   1.00%(6)           1.35%(6)
 After reimbursement of expenses by Adviser                    0.55%(6)           0.55%(6)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                    4.62%(6)           4.75%(6)

-------------------------------------------------------
(1) Cash Reserves Fund Class Y shares were liquidated June 14, 2007.
(2) Commenced investment operations June 30, 2006.
(3) Total return without applicable sales charge.
(4) Amount includes fees waived by distributor (see Note 3).
(5) Not annualized.
(6) Annualized.
(7) Amounts represent less than $0.005 per share
(8) Amount includes fees waived by the adviser and distributor (see Note 3).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                         BOND FUND
                                                      ============================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $  9.48        $  9.78     $  9.88     $  9.85     $ 10.17     $ 10.12
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.17           0.39        0.43        0.42        0.39        0.37
  Net realized and unrealized gain (loss)
    on investments                                         0.42          (0.30)      (0.10)       0.03       (0.31)       0.07
                                                        --------------------------------------------------------------------------
    Total from investment operations                       0.59           0.09        0.33        0.45        0.08        0.44
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.17)         (0.39)      (0.36)      (0.42)      (0.40)      (0.39)
  Return of capital                                           -              -       (0.07)          -           -           -
                                                        --------------------------------------------------------------------------
    Total distributions                                   (0.17)         (0.39)      (0.43)      (0.42)      (0.40)      (0.39)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 0.42          (0.30)      (0.10)       0.03       (0.32)       0.05
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  9.90        $  9.48     $  9.78     $  9.88     $  9.85     $ 10.17
                                                        ==========================================================================
TOTAL RETURN(1)                                            6.21%(2)       0.89%       3.42%       4.70%       0.74%       4.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $41,181        $37,882     $55,271     $59,646     $61,942     $59,900
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               0.96%(3)       1.02%       1.08%       1.08%       1.07%       1.01%
 After reimbursement of expenses by Adviser                0.90%(3)       0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                3.42%(3)       4.05%       4.40%       4.27%       3.82%       3.73%
Portfolio Turnover(4)                                        31%(2)         22%         40%         33%         43%         81%

CLASS B
-------
NET ASSET VALUE at beginning of period                  $  9.48       $   9.78     $  9.88     $  9.85     $ 10.17     $ 10.12
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.13           0.32        0.35        0.35        0.31        0.30
  Net realized and unrealized gain (loss)
    on investments                                         0.42          (0.30)      (0.10)       0.03       (0.31)       0.07
                                                        --------------------------------------------------------------------------
    Total from investment operations                       0.55           0.02        0.25        0.38           -        0.37
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.13)         (0.32)      (0.29)      (0.35)      (0.32)      (0.32)
  Return of capital                                           -              -       (0.06)          -           -          -
                                                        --------------------------------------------------------------------------
    Total distributions                                   (0.13)         (0.32)      (0.35)      (0.35)      (0.32)      (0.32)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 0.42          (0.30)      (0.10)       0.03       (0.32)       0.05
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  9.90       $   9.48     $  9.78     $  9.88     $  9.85     $ 10.17
                                                        ==========================================================================
TOTAL RETURN(1)                                            5.81%(2)       0.13%       2.64%       3.91%      (0.01)%      3.68%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $12,350        $15,941     $26,507     $37,233     $47,588     $55,269
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               1.71%(3)       1.77%       1.83%       1.83%       1.82%       1.76%
 After reimbursement of expenses by Adviser                1.65%(3)       1.65%       1.65%       1.65%       1.65%       1.65%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                2.68%(3)       3.29%       3.65%       3.51%       3.08%       2.95%
Portfolio Turnover(4)                                        31%(2)         22%         40%         33%         43%         81%

----------------------------------------------------
(1) Total return without applicable sales charge.
(2) Not annualized.
(3) Annualized.
(4) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
82

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                              BOND FUND
                                                         ======================================================
                                                         SIX MONTHS          FOR THE YEAR
                                                            ENDED         ENDED OCTOBER 31,
                                                          04/30/09      ---------------------      INCEPTION
                                                         (unaudited)      2008          2007     to 10/31/06(1)
===============================================================================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                   $   9.47       $   9.77      $  9.88      $  9.61
                                                         ------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.18           0.42         0.45         0.15
  Net realized and unrealized gain (loss) on investments     0.42          (0.30)       (0.11)        0.27
                                                         ------------------------------------------------------
     Total from investment operations                        0.60           0.12         0.34         0.42
                                                         ------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                  (0.18)         (0.42)       (0.38)       (0.15)
  Return of capital                                             -              -        (0.07)           -
                                                         ------------------------------------------------------
     Total distributions                                    (0.18)         (0.42)       (0.45)       (0.15)
                                                         ------------------------------------------------------
Net increase (decrease) in net asset value                   0.42          (0.30)       (0.11)        0.27
                                                         ------------------------------------------------------
NET ASSET VALUE at end of period                         $   9.89       $   9.47      $  9.77      $  9.88
                                                         ======================================================
TOTAL RETURN(2)                                              6.34%(3)       1.14%        3.58%        4.39%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $130,919       $105,043      $34,542      $ 6,141
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                 0.71%(4)       0.76%        0.82%        0.89%(4)
 After reimbursement of expenses by Adviser                  0.65%(4)       0.65%        0.65%        0.65%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                  3.67%(4)       4.23%        4.69%        4.67%(4)
Portfolio Turnover(6)                                          31%(3)         22%          40%          33%(3)

                                                                                     HIGH INCOME FUND
                                                       ===========================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $   5.57       $   7.29    $  7.36     $  7.29     $  7.56     $  7.36
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.21           0.47       0.53        0.52        0.49        0.55
  Net realized and unrealized gain (loss) on investments    0.52          (1.65)     (0.08)       0.07       (0.28)       0.21
                                                        --------------------------------------------------------------------------
     Total from investment operations                       0.73          (1.18)      0.45        0.59        0.21        0.76
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                 (0.21)         (0.54)     (0.52)      (0.52)      (0.48)      (0.56)
                                                        --------------------------------------------------------------------------
     Total distributions                                   (0.21)         (0.54)     (0.52)      (0.52)      (0.48)      (0.56)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                  0.52          (1.72)     (0.07)       0.07       (0.27)       0.20
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $   6.09       $   5.57    $  7.29     $  7.36     $  7.29     $  7.56
                                                        ==========================================================================
TOTAL RETURN(2)                                            13.47%(3)     (17.24)%     6.31%       8.33%       2.85%      10.73%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $ 21,064       $ 17,818    $35,610     $36,281     $43,872     $44,137
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                1.09%(4)       1.14%      1.21%      1.22%       1.23%        1.16%
 After reimbursement of expenses by Adviser                 1.00%(4)       1.00%      1.00%      1.00%       1.00%        1.00%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                 7.67%(4)       6.77%      7.10%      6.98%       6.50%        7.37%
Portfolio Turnover(6)                                         22%(3)         59%        74%        67%         81%(5)       60%

--------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Reflects subadviser change as of February 28, 2005.
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                     HIGH INCOME FUND
                                                       ===========================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                  $  5.63        $  7.32     $  7.39     $  7.31     $  7.58     $  7.37
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.20           0.45        0.49        0.47        0.43        0.49
  Net realized and unrealized gain (loss)
     on investments                                        0.52          (1.70)      (0.09)       0.07       (0.28)       0.22
                                                        --------------------------------------------------------------------------
     Total from investment operations                      0.72          (1.25)       0.40        0.54        0.15        0.71
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.19)         (0.44)      (0.47)      (0.46)      (0.42)      (0.50)
                                                        --------------------------------------------------------------------------
     Total distributions                                  (0.19)         (0.44)      (0.47)      (0.46)      (0.42)      (0.50)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 0.53          (1.69)      (0.07)       0.08       (0.27)       0.21
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  6.16        $  5.63     $  7.32     $  7.39     $  7.31     $  7.58
                                                        ==========================================================================
TOTAL RETURN(2)                                           13.09%(3)     (17.93)%      5.50%       7.64%       2.06%      10.02%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $ 5,103        $ 5,833     $12,255     $17,099     $21,255     $23,349
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               1.85%(4)       1.90%       1.96%       1.97%       1.98%       1.91%
 After reimbursement of expenses by Adviser                1.75%(4)       1.75%       1.75%       1.75%       1.75%       1.75%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                6.92%(4)       6.04%       6.37%       6.24%       5.75%       6.63%
Portfolio Turnover(6)                                        22%(3)         59%         74%         67%         81%(5)      60%

                                                         SIX MONTHS         FOR THE YEAR
                                                            ENDED         ENDED OCTOBER 31,
                                                          04/30/09      ---------------------      INCEPTION
                                                         (unaudited)      2008          2007     to 10/31/06(1)
                                                         ======================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                   $  5.56        $  7.30       $  7.36      $  7.21
                                                         ------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.21           0.48          0.51         0.16
  Net realized and unrealized gain (loss)
     on investments                                         0.53          (1.65)        (0.03)        0.17
                                                         ------------------------------------------------------
     Total from investment operations                       0.74          (1.17)         0.48         0.33
                                                         ------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                 (0.22)         (0.57)        (0.54)       (0.18)
                                                         ------------------------------------------------------
     Total distributions                                   (0.22)         (0.57)        (0.54)       (0.18)
                                                         ------------------------------------------------------
Net increase (decrease) in net asset value                  0.52          (1.74)        (0.06)        0.15
                                                         ------------------------------------------------------
NET ASSET VALUE at end of period                         $  6.08        $  5.56       $  7.30      $  7.36
                                                         ======================================================
TOTAL RETURN(2)                                            13.63%(3)     (17.09)%        6.72%        4.59%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $63,154        $33,127       $21,115      $ 2,637
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                0.84%(4)       0.89%         0.94%       1.06%(4)
 After reimbursement of expenses by Adviser                 0.75%(4)       0.75%         0.75%       0.75%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                 7.95%(4)       7.03%         7.43%       7.33%(4)
Portfolio Turnover(6)                                         22%(3)         59%           74%         67%(3)

--------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Reflects subadviser change as of February 28, 2005.
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
84

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                  DIVERSIFIED INCOME FUND
                                                       ===========================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $  9.92        $ 13.24     $ 13.20     $ 12.25     $  11.81    $  11.18
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.21           0.45        0.49        0.26         0.24        0.22
  Net realized and unrealized gain (loss)
    on investments                                        (0.63)         (2.30)       0.27        0.95         0.44        0.64
                                                        --------------------------------------------------------------------------
    Total from investment operations                      (0.42)         (1.85)       0.76        1.21         0.68        0.86
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.24)         (0.47)      (0.49)      (0.26)       (0.24)      (0.23)
  Distributions from capital gains                            -          (1.00)      (0.23)          -            -           -
                                                        --------------------------------------------------------------------------
    Total distributions                                   (0.24)         (1.47)      (0.72)      (0.26)       (0.24)      (0.23)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (0.66)         (3.32)       0.04        0.95         0.44        0.63
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  9.26        $  9.92     $ 13.24     $ 13.20     $  12.25    $  11.81
                                                        ==========================================================================
TOTAL RETURN(1)                                           (4.17)%(2)    (15.39)%      5.95%       9.97%        5.74%       7.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $64,251        $70,095     $90,254     $91,339     $107,457    $ 98,900
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               1.37%(3)       1.29%       1.25%       1.21%        1.21%       1.17%
 After reimbursement of expenses by Adviser                1.10%(3)       1.10%       1.10%       1.10%        1.10%       1.10%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                4.60%(3)       3.94%       3.73%       2.01%        1.88%       1.88%
Portfolio Turnover(4)                                        12%(2)         15%         62%         62%          34%         39%

CLASS B
-------
NET ASSET VALUE at beginning of period                  $  9.96        $ 13.25     $ 13.22     $ 12.26     $  11.82    $  11.19
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.18           0.39        0.40        0.16         0.14        0.13
  Net realized and unrealized gain (loss)
    on investments                                        (0.62)         (2.34)       0.26        0.96         0.44        0.64
                                                        --------------------------------------------------------------------------
    Total from investment operations                      (0.44)         (1.95)       0.66        1.12         0.58        0.77
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.21)         (0.34)      (0.40)      (0.16)       (0.14)      (0.14)
  Distributions from capital gains                            -          (1.00)      (0.23)          -           -            -
                                                        --------------------------------------------------------------------------
    Total distributions                                   (0.21)         (1.34)      (0.63)      (0.16)       (0.14)      (0.14)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (0.65)         (3.29)       0.03        0.96         0.44        0.63
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  9.31        $  9.96     $ 13.25     $ 13.22     $  12.26    $  11.82
                                                        ==========================================================================
TOTAL RETURN(1)                                           (4.50)%(2)    (16.01)%      5.09%       9.23%        4.94%       6.90%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $19,957        $28,156     $57,581     $80,486     $ 98,258    $105,784
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               2.13%(3)       2.04%       2.00%       1.96%        1.96%       1.92%
 After reimbursement of expenses by Adviser                1.85%(3)       1.85%       1.85%       1.85%        1.85%       1.85%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                3.87%(3)       3.18%       2.99%       1.27%        1.15%       1.14%
Portfolio Turnover(4)                                        12%(2)         15%         62%         62%          34%         39%

---------------------------------------------------
(1) Total return without applicable sales charge.
(2) Not annualized.
(3) Annualized.
(4) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                   LARGE CAP VALUE FUND
                                                      ============================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $ 10.60        $ 16.91     $  15.47    $  13.20    $  12.19    $ 11.05
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.13           0.28         0.22        0.22        0.16       0.14
  Net realized and unrealized gain (loss)
    on investments                                        (1.51)         (6.30)        1.45        2.23        1.00       1.12
                                                        --------------------------------------------------------------------------
    Total from investment operations                      (1.38)         (6.02)        1.67        2.45        1.16       1.26
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.22)         (0.19)       (0.23)      (0.18)      (0.15)     (0.12)
  Distributions from capital gains                            -          (0.10)           -           -           -          -
                                                        --------------------------------------------------------------------------
    Total distributions                                   (0.22)         (0.29)       (0.23)      (0.18)      (0.15)     (0.12)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (1.60)         (6.31)        1.44        2.27        1.01       1.14
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  9.00        $ 10.60     $  16.91    $  15.47    $  13.20    $ 12.19
                                                        ==========================================================================
TOTAL RETURN(1)                                          (13.08)%(2)    (36.17)%      10.88%      18.75%       9.56%     11.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $47,349        $58,075     $116,358    $113,441    $103,765    $85,855
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               1.22%(3)       1.16%        1.13%       1.16%       1.17%      1.13%
 After reimbursement of expenses by Adviser                1.20%(3)       1.16%        1.13%       1.00%       1.00%      1.00%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                2.93%(3)       1.87%        1.32%       1.53%       1.29%      1.26%
Portfolio Turnover(4)                                        15%(2)         55%          47%         45%         12%        16%

CLASS B
-------
NET ASSET VALUE at beginning of period                  $ 10.42        $ 16.61     $  15.20    $  12.97    $  11.98    $ 10.87
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.13           0.27         0.16        0.15        0.09       0.06
  Net realized and unrealized gain (loss)
    on investments                                        (1.52)         (6.29)        1.36        2.16        0.96       1.10
                                                        --------------------------------------------------------------------------
    Total from investment operations                      (1.39)         (6.02)        1.52        2.31        1.05       1.16
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.15)         (0.07)       (0.11)      (0.08)      (0.06)     (0.05)
  Distributions from capital gains                            -          (0.10)           -           -           -          -
                                                        --------------------------------------------------------------------------
    Total distributions                                   (0.15)         (0.17)       (0.11)      (0.08)      (0.06)     (0.05)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (1.54)         (6.19)        1.41        2.23        0.99       1.11
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  8.88        $ 10.42     $  16.61    $  15.20    $  12.97    $ 11.98
                                                        ==========================================================================
TOTAL RETURN(1)                                          (13.40)%(2)    (36.59)%      10.03%      17.86%       8.73%     10.70%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $ 9,861        $14,993     $ 43,146    $ 62,766    $ 74,028    $83,482
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               1.98%(3)       1.91%        1.89%       1.90%       1.92%      1.89%
 After reimbursement of expenses by Adviser                1.95%(3)       1.91%        1.88%       1.75%       1.75%      1.75%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                2.20%(3)       1.11%        0.61%       0.80%       0.57%      0.53%
Portfolio Turnover(4)                                        15%(2)         55%          47%         45%         12%        16%

---------------------------------------------------
(1) Total return without applicable sales charge.
(2) Not annualized.
(3) Annualized.
(4) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
86

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                         LARGE CAP VALUE FUND
                                                         ======================================================
                                                         SIX MONTHS         FOR THE YEAR
                                                            ENDED         ENDED OCTOBER 31,
                                                          04/30/09      ---------------------      INCEPTION
                                                         (unaudited)      2008          2007     to 10/31/06(1)
===============================================================================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                   $ 10.62        $ 16.93       $ 15.48      $14.07
                                                         ------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.12           0.22          0.21        0.03
  Net realized and unrealized gain (loss) on investments   (1.49)         (6.20)         1.51        1.38
                                                         ------------------------------------------------------
     Total from investment operations                      (1.37)         (5.98)         1.72        1.41
                                                         ------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                 (0.25)         (0.23)        (0.27)          -
  Distributions from capital gains                             -          (0.10)            -           -
                                                         ------------------------------------------------------
     Total distributions                                   (0.25)         (0.33)        (0.27)          -
                                                         ------------------------------------------------------
Net increase (decrease) in net asset value                 (1.62)         (6.31)         1.45        1.41
                                                         ------------------------------------------------------
NET ASSET VALUE at end of period                         $  9.00        $ 10.62       $ 16.93      $15.48
                                                         ======================================================
TOTAL RETURN(2)                                           (13.02)%(3)    (35.97)%       11.21%      10.02%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $60,896        $54,828       $47,949      $7,169
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                0.97%(4)       0.91%         0.87%       0.96%
 After reimbursement of expenses by Adviser                 0.95%(4)       0.91%         0.88%       0.75%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                 3.11%(4)       2.07%         1.47%       1.31%(4)
Portfolio Turnover(6)                                         15%(3)         55%           47%         45%(3)

                                                                                   LARGE CAP GROWTH FUND
                                                      ============================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE beginning of period                     $ 11.07        $ 17.39     $ 14.70     $ 13.72     $ 12.87     $ 11.88
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.04           0.03       (0.00)(5)    0.00(5)     0.08        0.01
  Net realized and unrealized gain (loss) on investments   0.25          (6.35)       2.69        1.05        0.77        0.98
                                                        --------------------------------------------------------------------------
     Total from investment operations                      0.29          (6.32)       2.69        1.05        0.85        0.99
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.02)             -           -       (0.07)      (0.00)(5)       -
                                                        --------------------------------------------------------------------------
     Total distributions                                  (0.02)             -           -       (0.07)      (0.00)(5)       -
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 0.27          (6.32)       2.69        0.98        0.85        0.99
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $ 11.34        $ 11.07     $ 17.39     $ 14.70     $ 13.72     $ 12.87
                                                        ==========================================================================
TOTAL RETURN(2)                                            2.61%(3)     (36.34)%     18.30%       7.71%       6.61%       8.33%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $38,921        $38,538     $68,253     $65,216     $78,785     $73,674
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               1.40%(4)       1.34%       1.43%       1.45%       1.44%       1.38%
 After reimbursement of expenses by Adviser                1.20%(4)       1.20%       1.20%       1.20%       1.20%       1.20%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                0.64%(4)       0.18%      (0.02)%      0.09%       0.62%       0.08%
Portfolio Turnover(6)                                        58%(3)        141%         93%        148%         18%         27%

--------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Amounts represent less than $0.005 per share
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                   LARGE CAP GROWTH FUND
                                                      ============================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                  $ 10.30        $ 16.29     $ 13.88     $ 12.98     $ 12.27     $ 11.40
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.01          (0.11)      (0.13)      (0.09)      (0.01)      (0.08)
  Net realized and unrealized gain (loss)
    on investments                                         0.21          (5.88)       2.54        0.99        0.72        0.95
                                                        --------------------------------------------------------------------------
    Total from investment operations                       0.22          (5.99)       2.41        0.90        0.71        0.87
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 0.22          (5.99)       2.41        0.90        0.71        0.87
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $ 10.52        $ 10.30     $ 16.29     $ 13.88     $ 12.98     $ 12.27
                                                        ==========================================================================
TOTAL RETURN(2)                                            2.14%(3)     (36.77)%     17.36%       6.93%       5.79%       7.63%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $10,012        $13,580     $36,147     $43,975     $54,946     $63,544
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               2.15%(4)       2.10%       2.18%       2.20%       2.19%       2.13%
 After reimbursement of expenses by Adviser                1.95%(4)       1.95%       1.95%       1.95%       1.94%       1.95%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser               (0.09)%(4)     (0.56)%     (0.76)%     (0.65)%     (0.09)%     (0.67)%
Portfolio Turnover(6)                                        58%(3)        141%         93%        148%         18%         27%

                                                         SIX MONTHS         FOR THE YEAR
                                                            ENDED         ENDED OCTOBER 31,
                                                          04/30/09      ---------------------      INCEPTION
                                                         (unaudited)      2008          2007     to 10/31/06(1)
                                                         ======================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                   $ 11.14        $ 17.45       $ 14.72      $13.71
                                                         ------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.04           0.06          0.02       (0.00)(5)
  Net realized and unrealized gain (loss)
    on investments                                          0.25          (6.37)         2.71        1.01
                                                         ------------------------------------------------------
    Total from investment operations                        0.29          (6.31)         2.73        1.01
                                                         ------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                 (0.04)             -             -           -
                                                         ------------------------------------------------------
    Total distributions                                    (0.04)             -             -           -
                                                         ------------------------------------------------------
Net increase (decrease) in net asset value                  0.25          (6.31)         2.73        1.01
                                                         ------------------------------------------------------
NET ASSET VALUE at end of period                         $ 11.39        $ 11.14       $ 17.45      $14.72
                                                         ======================================================
TOTAL RETURN(2)                                             2.67%(3)     (36.16)%       18.55%       7.37%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $81,839        $70,203       $52,811      $9,939
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                1.15%(4)       1.09%        1.16%        1.30%(4)
 After reimbursement of expenses by Adviser                 0.95%(4)       0.95%        0.95%        0.95%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                 0.88%(4)       0.45%        0.19%       (0.07)%(4)
Portfolio Turnover(6)                                         58%(3)        141%          93%         148%(3)

---------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Amounts represent less than $0.005 per share
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
88

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                   MID CAP VALUE FUND
                                                      ============================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $  7.67        $ 13.90     $ 15.54     $ 14.08     $ 12.44     $ 11.12
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.06           0.14        0.09        0.10        0.03        0.09
  Net realized and unrealized gain (loss)
    on investments                                        (0.29)         (4.98)       1.27        2.32        1.70        1.23
                                                        --------------------------------------------------------------------------
    Total from investment operations                      (0.23)         (4.84)       1.36        2.42        1.73        1.32
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.10)         (0.06)      (0.08)      (0.01)      (0.09)          -
  Distributions from capital gains                            -          (1.33)      (2.92)      (0.95)          -           -
                                                        --------------------------------------------------------------------------
    Total distributions                                   (0.10)         (1.39)      (3.00)      (0.96)      (0.09)          -
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (0.33)         (6.23)      (1.64)       1.46        1.64        1.32
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  7.34        $  7.67     $ 13.90     $ 15.54     $ 14.08     $ 12.44
                                                        ==========================================================================
TOTAL RETURN(1)                                           (2.94)%(2)    (38.40)%      9.94%      17.93%      13.95%      11.87%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $19,502        $19,549     $39,708     $34,364     $44,126     $40,103
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               2.08%(3)       1.81%       1.69%       1.68%       1.70%       1.61%
 After reimbursement of expenses by Adviser                1.40%(3)       1.40%       1.40%       1.40%       1.40%       1.40%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                1.68%(3)       1.20%       0.74%       0.53%       0.20%       0.77%
Portfolio Turnover(5)                                        29%(2)         83%         76%        108%         37%         21%

CLASS B
-------
NET ASSET VALUE at beginning of period                  $  7.23        $ 13.24     $ 14.96     $ 13.67     $ 12.09     $ 10.91
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.05           0.07        0.00(4)    (0.03)      (0.07)       0.00(4)
  Net realized and unrealized gain (loss)
    on investments                                        (0.28)         (4.75)       1.20        2.27        1.65        1.18
                                                        --------------------------------------------------------------------------
    Total from investment operations                      (0.23)         (4.68)       1.20        2.24        1.58        1.18
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.05)             -           -           -           -           -
  Distributions from capital gains                            -          (1.33)      (2.92)      (0.95)          -           -
                                                        --------------------------------------------------------------------------
    Total distributions                                   (0.05)         (1.33)      (2.92)      (0.95)          -           -
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (0.28)         (6.01)      (1.72)       1.29        1.58        1.18
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  6.95        $  7.23     $ 13.24     $ 14.96     $ 13.67     $ 12.09
                                                        ==========================================================================
TOTAL RETURN(1)                                           (3.20)%(2)    (38.97)%      9.14%      17.04%      13.07%      10.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $ 5,954        $ 8,448     $21,835     $24,813     $22,633     $20,104
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               2.83%(3)       2.56%      2.44%        2.45%       2.45%       2.36%
 After reimbursement of expenses by Adviser                2.15%(3)       2.15%      2.15%        2.15%       2.15%       2.15%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                0.99%(3)       0.45%      0.00%       (0.20)%     (0.55)%      0.01%
Portfolio Turnover(5)                                        29%(2)         83%        76%         108%         37%         21%

----------------------------------------------------
(1) Total return without applicable sales charge.
(2) Not annualized.
(3) Annualized.
(4) Amounts represent less than $0.005 per share
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                          MID CAP VALUE FUND
                                                         ======================================================
                                                         SIX MONTHS         FOR THE YEAR
                                                            ENDED         ENDED OCTOBER 31,
                                                          04/30/09      ---------------------      INCEPTION
                                                         (unaudited)      2008          2007     to 10/31/06(1)
===============================================================================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                   $ 7.77         $ 13.92       $ 15.56      $14.54
                                                         ------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.07            0.09          0.13        0.02
  Net realized and unrealized gain (loss)
     on investments                                       (0.29)          (4.82)         1.27        1.00
                                                         ------------------------------------------------------
     Total from investment operations                     (0.22)          (4.73)         1.40        1.02
                                                         ------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.12)          (0.09)        (0.12)          -
  Distributions from capital gains                            -           (1.33)        (2.92)          -
                                                         ------------------------------------------------------
     Total distributions                                  (0.12)          (1.42)        (3.04)          -
                                                         ------------------------------------------------------
Net increase (decrease) in net asset value                (0.34)          (6.15)        (1.64)       1.02
                                                         ------------------------------------------------------
NET ASSET VALUE at end of period                         $ 7.43         $  7.77       $ 13.92      $15.56
                                                         ======================================================
TOTAL RETURN(2)                                           (2.79)%(3)     (37.53)%       10.25%       6.95%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $3,370         $ 3,190       $18,992      $5,531
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               1.83%(4)        1.49%         1.43%       1.63%(4)
 After reimbursement of expenses by Adviser                1.15%(4)        1.15%         1.15%       1.15%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                1.93%(4)        1.45%         0.94%       0.97%(4)
Portfolio Turnover(5)                                        29%(3)          83%           76%        108%(3)

                                                                                   MID CAP GROWTH FUND
                                                      ============================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $  4.08        $  7.45     $  6.27     $  5.36     $  4.83     $  4.46
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                   (0.01)         (0.04)      (0.07)      (0.04)      (0.01)      (0.03)
  Net realized and unrealized gain (loss)
     on investments                                        0.15          (3.28)       1.25        0.95        0.54        0.40
                                                        --------------------------------------------------------------------------
     Total from investment operations                      0.14          (3.32)       1.18        0.91        0.53        0.37
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from capital gains                            -          (0.05)          -           -           -           -
                                                        --------------------------------------------------------------------------
     Total distributions                                      -          (0.05)          -           -           -           -
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 0.14          (3.37)       1.18        0.91        0.53        0.37
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  4.22        $  4.08     $  7.45     $  6.27     $  5.36     $  4.83
                                                        ==========================================================================
TOTAL RETURN(2)                                            3.18%(3)     (44.71)%     18.82%      16.98%     10.97%        8.30%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $14,865        $14,241     $33,459     $33,899     $32,395     $25,897
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               1.69%(4)       1.44%       1.50%       1.61%       1.69%       1.62%
 After reimbursement of expenses by Adviser                1.40%(4)       1.40%       1.33%       1.20%       1.19%       1.20%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser               (0.52)%(4)     (0.56)%     (0.87)%     (0.59)%     (0.25)%     (0.64)%
Portfolio Turnover(5)                                        71%(3)        127%        109%        207%         92%         71%

---------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
90

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 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                   MID CAP GROWTH FUND
                                                      ============================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                  $ 3.83         $  7.04     $  5.96     $  5.14     $  4.67     $  4.34
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                  (0.02)          (0.10)      (0.13)      (0.08)      (0.05)      (0.06)
  Net realized and unrealized gain (loss)
    on investments                                        0.13           (3.06)       1.21        0.90        0.52        0.39
                                                        --------------------------------------------------------------------------
    Total from investment operations                      0.11           (3.16)       1.08        0.82        0.47        0.33
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from capital gains                           -           (0.05)          -           -           -           -
                                                        --------------------------------------------------------------------------
    Total distributions                                      -           (0.05)          -           -           -           -
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                0.11           (3.21)       1.08        0.82        0.47        0.33
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $ 3.94         $  3.83     $  7.04     $  5.96     $  5.14     $  4.67
                                                        ==========================================================================
TOTAL RETURN(2)                                           2.87%(3)      (45.18)%     17.92%      16.15%      10.06%       7.60%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $4,119         $ 4,891     $13,598     $15,754     $14,464     $13,030
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser              2.44%(4)        2.19%       2.25%       2.35%       2.44%       2.37%
 After reimbursement of expenses by Adviser               2.15%(4)        2.15%       2.08%       1.95%       1.94%       1.95%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser              (1.26)%(4)      (1.32)%     (1.62)%     (1.36)%     (0.98)%     (1.39)%
Portfolio Turnover(5)                                       71%(3)         127%        109%        207%         92%         71%

                                                         SIX MONTHS         FOR THE YEAR
                                                            ENDED         ENDED OCTOBER 31,
                                                          04/30/09      ---------------------      INCEPTION
                                                         (unaudited)      2008          2007     to 10/31/06(1)
                                                         ======================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                   $  4.11        $  7.47       $  6.27      $ 5.84
                                                         ------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    (0.00)(6)      (0.02)        (0.03)      (0.01)
  Net realized and unrealized gain (loss)
    on investments                                          0.14          (3.29)         1.23        0.44
                                                         ------------------------------------------------------
    Total from investment operations                        0.14          (3.31)         1.20        0.43
                                                         ------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from capital gains                             -          (0.05)            -           -
                                                         ------------------------------------------------------
    Total distributions                                        -          (0.05)            -           -
                                                         ------------------------------------------------------
Net increase (decrease) in net asset value                  0.14          (3.36)         1.20        0.43
                                                         ------------------------------------------------------
NET ASSET VALUE at end of period                         $  4.25        $  4.11       $  7.47      $ 6.27
                                                         ======================================================
TOTAL RETURN(2)                                             3.41%(3)     (44.66)%       19.11%       7.53%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $19,291        $17,649       $32,631      $7,830
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                1.44%(4)       1.19%         1.22%       1.47%(4)
 After reimbursement of expenses by Adviser                 1.15%(4)       1.15%         1.11%       0.95%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                (0.28)%(4)     (0.27)%      (0.62)%      (0.58)%(4)
Portfolio Turnover(5)                                         71%(3)        127%         109%         207%(3)

---------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
(6) Amounts represent less than $0.005 per share.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                                              SMALL CAP VALUE FUND
                                                                             =====================================================
                                                                             SIX MONTHS
                                                                                ENDED              FOR THE
                                                                               4/30/09           YEAR ENDED           INCEPTION
                                                                             (unaudited)          10/31/08          to 10/31/07(1)
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                                       $ 7.29              $ 10.36               $10.00
                                                                             -----------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                        0.02                 0.22                 0.06
  Net realized and unrealized gain (loss) on investments                      (0.46)               (3.07)                0.30
                                                                             -----------------------------------------------------
    Total from investment operations                                          (0.44)               (2.85)                0.36
                                                                             -----------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                    (0.02)               (0.05)                   -
  Distributions from capital gains                                                -                (0.17)                   -
                                                                             -----------------------------------------------------
    Total distributions                                                       (0.02)               (0.22)                   -
                                                                             -----------------------------------------------------
Net increase (decrease) in net asset value                                    (0.46)               (3.07)                0.36
                                                                             -----------------------------------------------------
NET ASSET VALUE at end of period                                             $ 6.83              $  7.29               $10.36
                                                                             =====================================================
TOTAL RETURN(2)                                                               (6.09)%(3)          (28.02)%               3.60%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                       $1,054              $   883               $6,098
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                                   4.76%(4)             2.18%                2.61%(4)
 After reimbursement of expenses by Adviser                                    1.50%(4)             1.50%                1.50%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                                    0.88%(4)             0.56%                0.71%(4)
Portfolio Turnover(6)                                                            14%(3)               55%                  14%(3)

CLASS B
-------
NET ASSET VALUE at beginning of period                                       $ 7.24              $ 10.29               $10.00
                                                                             -----------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                        0.00(5)              0.03                (0.00)(5)
  Net realized and unrealized gain (loss) on investments                      (0.46)               (2.91)                0.29
                                                                             -----------------------------------------------------
    Total from investment operations                                          (0.46)               (2.88)                0.29
                                                                             -----------------------------------------------------
REDEMPTION FEES (SEE NOTE 2):                                                  0.02                 0.02                 0.00(5)
                                                                             -----------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from capital gains                                                -                (0.17)                   -
                                                                             -----------------------------------------------------
  Total distributions                                                             -                (0.17)                   -
                                                                             -----------------------------------------------------
Net increase (decrease) in net asset value                                    (0.44)               (3.05)                0.29
                                                                             -----------------------------------------------------
NET ASSET VALUE at end of period                                             $ 6.80              $  7.24               $10.29
                                                                             =====================================================
TOTAL RETURN(2)                                                               (6.08)%(3)          (28.38)%               2.90%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                       $   72              $    67               $  200
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                                  22.65%(4)             7.88%               11.24%(4)
 After reimbursement of expenses by Adviser                                    2.25%(4)             2.25%                2.25%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                                    0.18%(4)            (0.19)%              (0.01)%(4)
Portfolio Turnover(6)                                                            14%(3)               55%                  14%(3)

-------------------------------------------------
(1) Commenced investment operations on December 27, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Amounts represent less than $0.005 per share
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
92

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                              SMALL CAP VALUE FUND
                                                                             =====================================================
                                                                             SIX MONTHS
                                                                                ENDED              FOR THE
                                                                               4/30/09           YEAR ENDED           INCEPTION
                                                                             (unaudited)          10/31/08          to 10/31/07(1)
==================================================================================================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                                       $  7.31             $ 10.37               $  9.82
                                                                             -----------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                         0.03                0.06                  0.05
  Net realized and unrealized gain (loss) on investments                       (0.47)              (2.88)                 0.50
                                                                             -----------------------------------------------------
    Total from investment operations                                           (0.44)              (2.82)                 0.55
                                                                             -----------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                     (0.06)              (0.07)                    -
  Distributions from capital gains                                                 -               (0.17)                    -
                                                                             -----------------------------------------------------
    Total distributions                                                        (0.06)              (0.24)                    -
                                                                             -----------------------------------------------------
Net increase (decrease) in net asset value                                     (0.50)              (3.06)                 0.55
                                                                             -----------------------------------------------------
NET ASSET VALUE at end of period                                             $  6.81             $  7.31               $ 10.37
                                                                             =====================================================
TOTAL RETURN(3)                                                                (5.94)%(4)         (27.71)%                5.60%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                       $16,251             $13,453               $14,949
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                                    1.75%(5)            1.61%                 1.91%(5)
 After reimbursement of expenses by Adviser                                     1.25%(5)            1.25%                 1.25%(5)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                                     1.16%(5)            0.81%                 0.99%(5)
Portfolio Turnover(7)                                                             14%(4)              55%                   14%(4)

                                                                                              SMALL CAP GROWTH FUND
                                                                             =====================================================
                                                                             SIX MONTHS
                                                                                ENDED              FOR THE
                                                                               4/30/09           YEAR ENDED           INCEPTION
                                                                             (unaudited)          10/31/08          to 10/31/07(2)
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                                       $  6.25             $ 11.19               $ 10.00
                                                                             -----------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                        (0.01)              (0.55)                (0.03)
  Net realized and unrealized gain (loss) on investments                       (0.67)              (4.26)                 1.22
                                                                             -----------------------------------------------------
    Total from investment operations                                           (0.68)              (4.81)                 1.19
                                                                             -----------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                         -                   -                 (0.00)(6)
  Distributions from capital gains                                                 -               (0.13)                    -
                                                                             -----------------------------------------------------
    Total distributions                                                            -               (0.13)                (0.00)(6)
                                                                             -----------------------------------------------------
Net increase (decrease) in net asset value                                     (0.68)              (4.94)                 1.19
                                                                             -----------------------------------------------------
NET ASSET VALUE at end of period                                             $  5.57             $  6.25               $ 11.19
                                                                             =====================================================
TOTAL RETURN(3)                                                               (10.88)%(4)         (43.49)%               11.92%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                       $   326             $   243               $ 5,922
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                                   10.33%(5)            2.17%                 2.61%(5)
 After reimbursement of expenses by Adviser                                     1.50%(5)            1.50%                 1.50%(5)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                                    (0.39)%(5)          (0.54)%               (0.37)%(5)
Portfolio Turnover(7)                                                             72%(4)             143%                   90%(4)

----------------------------------------------------
(1) Commenced investment operations January 9, 2007.
(2) Commenced investment operations December 27, 2006.
(3) Total return without applicable sales charge.
(4) Not annualized.
(5) Annualized.
(6) Amounts represent less than $0.005 per share
(7) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
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--------------------------------------------------------------------------------

                                                                                              SMALL CAP GROWTH FUND
                                                                             =====================================================
                                                                             SIX MONTHS
                                                                                ENDED              FOR THE
                                                                               4/30/09           YEAR ENDED           INCEPTION
                                                                             (unaudited)          10/31/08          to 10/31/07(1)
==================================================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                                       $  6.16             $ 11.11               $ 10.00
                                                                             -----------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                        (0.02)              (0.31)                (0.08)
  Net realized and unrealized gain (loss) on investments                       (0.66)              (4.51)                 1.19
                                                                             -----------------------------------------------------
    Total from investment operations                                           (0.68)              (4.82)                 1.11
                                                                             -----------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                         -                   -                 (0.00)(6)
  Distributions from capital gains                                                 -               (0.13)                    -
                                                                             -----------------------------------------------------
    Total distributions                                                            -               (0.13)                (0.00)(6)
                                                                             -----------------------------------------------------
Net increase (decrease) in net asset value                                     (0.68)              (4.95)                 1.11
                                                                             -----------------------------------------------------
NET ASSET VALUE at end of period                                             $  5.48             $  6.16               $ 11.11
                                                                             =====================================================
TOTAL RETURN(3)                                                               (11.04)%(4)         (43.90)%               11.11%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                       $    59             $    38               $   166
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                                   22.21%(5)            9.51%                12.61%(5)
 After reimbursement of expenses by Adviser                                     2.25%(5)            2.25%                 2.25%(5)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                                    (1.18)%(5)          (1.37)%               (1.10)%(5)
Portfolio Turnover(7)                                                             72%(4)             143%                   90%(4)

                                                                             SIX MONTHS
                                                                                ENDED              FOR THE
                                                                               4/30/09           YEAR ENDED           INCEPTION
                                                                             (unaudited)          10/31/08          to 10/31/07(2)
                                                                             =====================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                                       $  6.28             $ 11.21               $  9.84
                                                                             -----------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                        (0.00)(6)           (0.04)                (0.00)(6)
  Net realized and unrealized gain (loss) on investments                       (0.68)              (4.76)                 1.37
                                                                             -----------------------------------------------------
    Total from investment operations                                           (0.68)              (4.80)                 1.37
                                                                             -----------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from capital gains                                                 -               (0.13)                    -
                                                                             -----------------------------------------------------
    Total distributions                                                            -               (0.13)                    -
                                                                             -----------------------------------------------------
Net increase (decrease) in net asset value                                     (0.68)              (4.93)                 1.37
                                                                             -----------------------------------------------------
NET ASSET VALUE at end of period                                             $  5.60             $  6.28               $ 11.21
                                                                             =====================================================
TOTAL RETURN(3)                                                               (10.83)%(4)         (43.32)%               13.92%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                       $13,194             $12,843               $19,053
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                                    1.95%(5)            1.56%                 1.87%(5)
 After reimbursement of expenses by Adviser                                     1.25%(5)            1.25%                 1.25%(5)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                                    (0.14)%(5)          (0.41)%               (0.02)%(5)
Portfolio Turnover(7)                                                             72%(4)             143%                   90%(4)

------------------------------------------------------
(1) Commenced investment operations December 27, 2006.
(2) Commenced investment operations January 9, 2007.
(3) Total return without applicable sales charge.
(4) Not annualized.
(5) Annualized.
(6) Amounts represent less than $0.005 per share
(7) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
94

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--------------------------------------------------------------------------------

                                                                                   INTERNATIONAL STOCK FUND
                                                      ============================================================================
                                                       SIX MONTHS
                                                          ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                        04/30/09       -----------------------------------------------------------
                                                       (unaudited)       2008        2007        2006        2005        2004
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $  8.47        $ 17.05     $ 15.66     $ 12.65     $ 10.56     $  8.92
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.09           0.23        0.16        0.15        0.14        0.08
  Net realized and unrealized gain (loss)
    on investments                                        (0.36)         (6.06)       2.92        3.01        2.05        1.66
                                                        --------------------------------------------------------------------------
  Total from investment operations                        (0.27)         (5.83)       3.08        3.16        2.19        1.74
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.16)         (0.24)      (0.11)      (0.14)      (0.10)      (0.10)
  Distributions from capital gains                        (0.21)         (2.51)      (1.58)      (0.01)          -           -
                                                        --------------------------------------------------------------------------
  Total distributions                                     (0.37)         (2.75)      (1.69)      (0.15)      (0.10)      (0.10)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (0.64)         (8.58)       1.39        3.01        2.09        1.64
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  7.83        $  8.47     $ 17.05     $ 15.66     $ 12.65     $ 10.56
                                                        ==========================================================================
TOTAL RETURN(1)                                           (3.25)%(2)    (40.46)%     21.24%      25.11%      20.81%      19.56%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $17,888        $19,040     $52,145     $78,958     $58,825     $43,915
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               1.86%(3)       1.93%       1.89%       1.87%       1.90%       1.85%
 After reimbursement of expenses by Adviser                1.60%(3)       1.60%       1.60%       1.60%       1.60%       1.60%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                2.52%(3)       1.67%       0.99%       1.03%       1.15%       0.76%
Portfolio Turnover(5)                                        23%(2)         69%         79%         63%         64%         45%

CLASS B
-------
NET ASSET VALUE at beginning of period                  $  8.33        $ 16.79     $ 15.45     $ 12.48     $ 10.41     $  8.78
                                                        --------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.09           0.18        0.08        0.03        0.04       (0.00)(4)
  Net realized and unrealized gain (loss)
    on investments                                        (0.39)         (6.01)       2.84        2.98        2.04        1.64
                                                        --------------------------------------------------------------------------
  Total from investment operations                        (0.30)         (5.83)       2.92        3.01        2.08        1.64
                                                        --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                (0.10)         (0.12)          -       (0.03)      (0.01)      (0.01)
  Distributions from capital gains                        (0.21)         (2.51)      (1.58)      (0.01)          -           -
                                                        --------------------------------------------------------------------------
  Total distributions                                     (0.31)         (2.63)      (1.58)      (0.04)      (0.01)      (0.01)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (0.61)         (8.46)       1.34        2.97        2.07        1.63
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  7.72        $  8.33     $ 16.79     $ 15.45     $ 12.48     $ 10.41
                                                        ==========================================================================
TOTAL RETURN(1)                                           (3.57)%(2)    (40.95)%     20.31%      24.18%      20.00%      18.67%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $ 4,605        $ 6,237     $15,630     $16,175     $10,922     $ 7,559
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser               2.62%(3)       2.69%       2.64%       2.62%       2.65%       2.59%
 After reimbursement of expenses by Adviser                2.35%(3)       2.35%       2.35%       2.35%       2.35%       2.35%
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                1.63%(3)       1.04%       0.41%       0.32%       0.41%       0.03%
Portfolio Turnover(5)                                        23%(2)         69%         79%         63%         64%         45%

---------------------------------------------------
(1) Total return without applicable sales charge.
(2) Not annualized.
(3) Annualized.
(4) Amounts represent less than $0.005 per share
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                         INTERNATIONAL STOCK FUND
                                                         ======================================================
                                                         SIX MONTHS         FOR THE YEAR
                                                            ENDED         ENDED OCTOBER 31,
                                                          04/30/09      ---------------------      INCEPTION
                                                         (unaudited)      2008          2007     to 10/31/06(1)
===============================================================================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                   $  8.48        $ 17.08       $ 15.68      $14.57
                                                         ------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.09           0.31          0.17        0.01
  Net realized and unrealized gain (loss)
    on investments                                         (0.35)         (6.12)         2.96        1.10
                                                         ------------------------------------------------------
    Total from investment operations                       (0.26)         (5.81)         3.13        1.11
                                                         ------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                 (0.18)         (0.28)        (0.15)          -
  Distributions from capital gains                         (0.21)         (2.51)        (1.58)          -
                                                         ------------------------------------------------------
    Total distributions                                    (0.39)         (2.79)        (1.73)          -
                                                         ------------------------------------------------------
Net increase (decrease) in net asset value                 (0.65)         (8.60)         1.40        1.11
                                                         ------------------------------------------------------
NET ASSET VALUE at end of period                         $  7.83        $  8.48       $ 17.08      $15.68
                                                         ======================================================
TOTAL RETURN(2)                                            (3.01)%(3)    (40.41)%       21.59%       7.62%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $93,930        $81,569       $60,525      $9,025
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                1.61%(4)       1.68%         1.66%       1.72%(4)
 After reimbursement of expenses by Adviser                 1.35%(4)       1.35%         1.35%       1.35%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                 2.88%(4)       2.25%         1.48%       0.48%(4)
Portfolio Turnover(5)                                         23%(3)         69%           79%         63%(3)

--------------------------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
96

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 1. ORGANIZATION

 The MEMBERS Mutual Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end, management investment company. As of the date of this report, the Trust offers fourteen funds (individually, a "fund," collectively, the "Funds"). The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, International Stock Fund, and a portion of the Mid Cap Value Fund. The accompanying financial statements include the Cash Reserves, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the "Target Allocation Funds"). The Core Funds, excluding the Cash Reserves and Diversified Income Funds, offer three classes of shares: Class A, B and Y, the Target Allocation Funds offer three classes of shares: Class A, B and C, and the Cash Reserves Fund and the Diversified Income Fund, offer two classes of shares: Class A and B. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "Funds", in the preparation of its financial statements.

 PORTFOLIO VALUATION: Securities and other investments are valued as follows:
 Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading (usually 3:00 p.m. Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of the Target Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Target Allocation Fund is determined based on the NAVs of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

 Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Funds' securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose

--------------------------------------------------------------------------------

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

 The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.

 All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund's NAV.

 A fund's investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

 SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

 FEDERAL INCOME TAXES: It is each fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all it's taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

 In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The provisions of FIN 48 became effective for regulated investment companies as of the last business day of the first semi-annual reporting period for fiscal years beginning after December 15, 2006, and are to be applied to all open tax years as of the date of effectiveness. As required, FIN 48 was adopted for all open tax years effective April 30, 2007 for the Small Cap Value and Small Cap Growth Funds, as these funds commenced operations after the effective date of FIN 48, and effective April 30, 2008 for all other MEMBERS funds. No material uncertain tax positions existed at the time of adoption or as of October 31, 2008. As a result, the funds have not recorded any liabilities for material unrecognized tax benefits as of October 31, 2008. It is the funds' policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include 2004 through 2008.

 EXPENSES: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

 CLASSES: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

--------------------------------------------------------------------------------
98

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of April 30, 2009, none of the Funds had open repurchase agreements.

 The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

 FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

 Each fund, except the Cash Reserves Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Cash Reserves Fund can only invest in U.S. dollar-denominated foreign money market securities.

 The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of April 30, 2009, none of the Funds had open forward foreign currency exchange contracts.

 If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

 FUTURES CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of April 30, 2009, none of the Funds had open futures contracts.

 DELAYED DELIVERY SECURITIES: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course

--------------------------------------------------------------------------------

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2009, only the High Income Fund had entered into such transactions, the market values of which are identified in the fund's Portfolio of Investments.

 RECLASSIFICATION ADJUSTMENTS: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all funds. Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts and passive foreign investment companies.

 REDEMPTION FEES: The Small Cap Value Fund, Small Cap Growth Fund, and the International Stock Fund will deduct a fee of 2% from redemption proceeds on Class A and Class B shares held 30 calendar days or less. Redemption fees are treated as additional paid-in capital to the fund from which the shares are redeemed and are designed to help offset any costs associated with short-term shareholder trading.

 FAIR VALUE MEASUREMENTS: Each fund adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

 Level 1 - quoted prices in active markets for identical investments

 Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

 The valuation techniques used by the funds to measure fair value during the six months ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of April 30, 2009, none of the funds held securities deemed as a Level 3.

--------------------------------------------------------------------------------
100

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 The following is a summary of the inputs used as of April 30, 2009 in valuing the funds' investments carried at fair value:

                               ACTIVE MARKETS FOR       SIGNIFICANT OTHER          SIGNIFICANT
                             IDENTICAL INVESTMENTS      OBSERVABLE INPUTS      UNOBSERVABLE INPUTS        FAIR VALUE
FUND                               (LEVEL 1)                (LEVEL 2)               (LEVEL 3)           AT 04/30/2009
----                               ---------                ---------               ---------           -------------
Conservative Allocation           $ 28,868,430           $           -                 $-                $ 28,868,430
Moderate Allocation                 70,855,210                       -                  -                  70,855,210
Aggressive Allocation               22,973,865                       -                  -                  22,973,865
Cash Reserves                        1,718,096              22,320,285                  -                  24,038,381
Bond                                81,877,879             100,750,935                  -                 182,628,814
High Income                          3,984,283              85,148,278                  -                  89,132,561
Diversified Income                  41,251,574              42,355,575                  -                  83,607,149
Large Cap Value                    117,698,249                       -                  -                 117,698,249
Large Cap Growth                   130,820,639                 166,188                  -                 130,986,827
Mid Cap Value                       28,795,773                       -                  -                  28,795,773
Mid Cap Growth                      37,554,839                       -                  -                  37,554,839
Small Cap Value                     17,228,892                       -                  -                  17,228,892
Small Cap Growth                    13,257,018                 295,303                  -                  13,552,321
International Stock                 11,034,980             104,195,435                  -                 115,230,415

 NEW ACCOUNTING PRONOUNCEMENTS: In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, on the Funds' financial statement disclosures. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the "FSP"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161," was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133 ("FAS 133"), "Accounting for Derivative Instruments and Hedging Activities," to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

 In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

 3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

 For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows: 0.20% for the Conservative, Moderate and Aggressive Allocation Funds (collectively, the Target Allocation Funds"); 0.40% for the Cash Reserves Fund; 0.50% for the Bond Fund; 0.55% for the High Income Fund; 0.65% for the Diversified Income Fund; 0.55% for the Large Cap Value Fund; 0.75% for the Large Cap Growth Fund; 0.95% for the Mid Cap Value Fund, 0.75% for the Mid Cap Growth Fund; 1.00% for the Small Cap Value Fund; 1.00% for the Small Cap Growth Fund; and 1.05% for the International Stock Fund. Except for the Target Allocations Funds, each fund's management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds at April 30, 2009 are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for a portion of the Mid Cap Value Fund and the entire Mid Cap Growth and Small Cap Value Funds, Paradigm Asset Management Company, LLC for the Small Cap Growth Fund, and Lazard Asset Management LLC for the International Stock Fund. The Investment Adviser manages the other portion of the Mid Cap Value Fund, and the Conservative Allocation Fund, Moderate Allocation Fund,

--------------------------------------------------------------------------------

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 Aggressive Allocation Fund, Cash Reserves Fund, Bond Fund, Diversified Income Fund, Large Cap Value Fund, and Large Cap Growth Funds.

 MCA has contractually agreed, until at least February 27, 2010, to reimburse all ordinary expenses, other than management, 12b-1, and service fees, of each fund in excess of the following percentages of the average daily net assets of the fund (excluding taxes, interest, brokerage commissions and extraordinary expenses incurred by each fund):

FUND                           EXPENSE LIMIT               FUND                           EXPENSE LIMIT
----                           -------------               ----                           -------------
Conservative Allocation            0.25%                   Large Cap Value                     0.40%
Moderate Allocation                0.25%                   Large Cap Growth                    0.20%
Aggressive Allocation              0.25%                   Mid Cap Value                       0.20%
Cash Reserves                      0.15%                   Mid Cap Growth                      0.40%
Bond                               0.15%                   Small Cap Value                     0.25%
High Income                        0.20%                   Small Cap Growth                    0.25%
Diversified Income                 0.20%                   International Stock                 0.30%

 For the six months ended April 30, 2008, the Investment Adviser reimbursed expenses of $48,305 for the Conservative Allocation Fund, $42,753 for the Moderate Allocation Fund, $70,780 for the Aggressive Allocation Fund, $38,698 for the Cash Reserves Fund, $52,852 for the Bond Fund, $34,246 for the High Income Fund, $119,863 for the Diversified Income Fund, $13,412 for the Large Cap Value Fund, $114,771 for the Large Cap Growth Fund, $91,496 for the Mid Cap Value Fund, $45,440 for the Mid Cap Growth Fund, $52,768 for the Small Cap Value Fund, $54,051 for the Small Cap Growth Fund, and $136,166 for the International Stock Fund.

 Any reimbursements made by the Investment Adviser to a fund are subject to repayment by the fund, to the extent that the fund is able to make the repayment within its Expense Cap Agreement. Under the Expense Cap Agreement, such recoupments, measured on a fiscal year basis, must be made within three years from when the reimbursement or fee reduction occurred and cannot exceed the expense caps in place during the year in which the expenses were initially waived.

                                     RECOVERY EXPIRING         RECOVERY EXPIRING         RECOVERY EXPIRING
FUND                                 OCTOBER 31, 2009          OCTOBER 31, 2010          OCTOBER 31, 2011
----                                 -----------------         -----------------         -----------------
Conservative Allocation                   $60,600                  $125,906                   $128,776
Moderate Allocation                        58,861                    82,473                     80,212
Aggressive Allocation                      60,571                   129,401                    154,470
Cash Reserves                              90,538                    96,265                     81,270
Bond                                      189,515                   189,438                    149,975
High Income                               122,119                   127,986                    100,940
Diversified Income                        210,578                   234,637                    231,423
Large Cap Value                           273,920                     6,615                         NA
Large Cap Growth                          310,809                   297,863                    231,136
Mid Cap Value                             195,647                   212,040                    213,513
Mid Cap Growth                            206,584                   100,481                     26,486
Small Cap Value                              NA                     116,613                     98,515
Small Cap Growth                             NA                     119,778                    101,271
International Stock                       230,191                   317,536                    413,679

 The Investment Adviser may from time to time voluntary agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of management fees on the Cash Reserves Fund Class A Shares and Class B Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the six months ended April 30, 2009, the waivers totaled $10,313 for Class A Shares and $2,989 for Class B Shares and are reflected as fees waived by the Investment Advisor in the accompanying Statement of Operations.

 CUNA Brokerage Services, Inc. ("CUNA Brokerage") serves as distributor of the Funds. The Trust adopted Distribution Plans (the "Plans") with respect to the Trust's Class A, B, and C shares pursuant to Rule 12b-1 under the 1940 Act.

--------------------------------------------------------------------------------
102

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 Under the Plans, the Trust will pay service fees for Class A, Class B, and Class C shares at an aggregate annual rate of 0.25% of each fund's daily net assets attributable to the respective class of shares for all funds except the Cash Reserves Fund. The Trust will also pay distribution fees for Class B and Class C shares at an aggregate annual rate of 0.75% of each fund's daily net assets attributable to their respective classes. The distribution fees are used to reimburse CUNA Brokerage for its distribution expenses with respect to Class B and Class C only, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of fund shares, (2) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees are used to compensate selling brokers and others for providing personal and account maintenance services to shareholders.

 The distributor may from time to time voluntary agree to waive a portion of its fees or expenses related to the Funds. In that regard, the distributor waived a portion of 12b-1 fees on the Cash Reserves Fund Class B Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the six months ended April 30, 2009, the waivers totaled $15,839 and are reflected as fees waived by the distributor in the accompanying Statement of Operations.

 In addition to distribution fees, CUNA Brokerage received sales charges paid by the purchasers or redeemers of the Funds' shares. For the six months ended April 30, 2009, sales charges received by CUNA Brokerage were as follows:

                                 AMOUNT PAID                                                    AMOUNT PAID
                             --------------------                                           --------------------
FUND                         CLASS A      CLASS B      CLASS C      FUND                    CLASS A      CLASS B
----                         -------      -------      -------      ----                    -------      -------
Conservative Allocation      $86,714      $17,919       $2,200      Large Cap Value         $28,351      $11,853
Moderate Allocation          246,759       35,431        2,247      Large Cap Growth         26,994       10,120
Aggressive Allocation        106,366       10,636          379      Mid Cap Value            17,451        4,443
Cash Reserves                      -       24,461                   Mid Cap Growth           16,872        5,142
Bond                          26,285       10,319                   Small Cap Value           1,349           89
High Income                   24,149        4,869                   Small Cap Growth          1,777          145
Diversified Income            35,446       24,741                   International Stock      18,797        7,122

 Certain officers and trustees of the Funds are also officers of the Investment Adviser. With the exception of the Chief Compliance Officer, the Funds do not compensate their officers or affiliated trustees. As part of the Funds' required compliance program, the Funds pay a pro rata portion of the Chief Compliance Officer's annual salary. Unaffiliated trustees receive from the Trust a quarterly retainer, which compensates them for each regular Board or Committee meeting attended, with additional remuneration paid to the Chair of the Board and the Chair of the Audit Committee. Unaffiliated trustees also receive a per meeting fee for each special meeting, if any, attended.

 4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

 With respect to dividends from net investment income, the Cash Reserves Fund and Bond Fund declare dividends daily and distribute monthly. The High Income Fund and Diversified Income Fund declare and distribute dividends monthly. The Conservative Allocation, Moderate Allocation, Aggressive Allocation, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, and the International Stock Fund declare and distribute dividends annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

 Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

--------------------------------------------------------------------------------

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 5. SECURITIES TRANSACTIONS

 For the six months ended April 30, 2009, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                                 U.S. GOVERNMENT SECURITIES          OTHER INVESTMENT SECURITIES
                                 --------------------------          ---------------------------
FUND                              PURCHASES          SALES            PURCHASES         SALES
----                              ---------          -----            ---------         -----
Conservative Allocation          $     -         $     -             $ 8,676,618     $ 8,002,781
Moderate Allocation                    -               -              15,138,008      14,225,041
Aggressive Allocation                  -               -               4,842,382       2,484,757
Bond                              48,926,547      41,030,821          10,223,530       8,630,856
High Income                            -               -              37,892,350      13,740,904
Diversified Income                   866,439       3,111,301           9,901,845      16,549,664
Large Cap Value                        -               -              26,942,426      16,726,032
Large Cap Growth                       -               -              68,457,350      66,143,940
Mid Cap Value                          -               -               7,637,929       7,733,555
Mid Cap Growth                         -               -              22,668,274      23,581,532
Small Cap Value                        -               -               5,134,137       1,914,534
Small Cap Growth                       -               -               9,391,962       8,297,661
International Stock                    -               -              33,827,187      22,395,510

 6. FOREIGN SECURITIES

 Each fund may invest in foreign securities, however, the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

 Certain of the funds have reclaim receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statement of Assets and Liabilities. On a periodic basis, these receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

 7. SECURITIES LENDING

 Each fund, except the Target Allocation, Cash Reserves, Small Cap Value, and Small Cap Growth Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At April 30, 2009, none of the funds had securities on loan.

 Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statement of Operations.

 The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

--------------------------------------------------------------------------------
104

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 8. TAX INFORMATION

 For federal income tax purposes, the funds listed below have capital loss carryovers as of October 31, 2008, which are available to offet future capital gains, if any:

FUND                         2009         2010         2011       2012      2013       2014      2015         2016
----                         ----         ----         ----       ----      ----       ----      ----         ----
Conservative Allocation   $        -   $        -   $        -   $     -   $     -   $      -   $     -   $   823,887
Moderate Allocation                -            -            -         -         -          -         -     4,121,648
Aggressive Allocation              -            -            -         -         -          -         -     1,431,110
Bond                               -            -            -    85,623    65,261    362,802    57,909             -
High Income                1,720,815    2,445,850      614,259         -         -          -    72,549     4,653,350
Diversified Income                 -            -            -         -         -          -         -     3,638,247
Large Cap Value                    -            -            -         -         -          -         -     9,537,053
Large Cap Growth                   -            -    1,255,080         -         -          -         -    15,286,497
Mid Cap Value                      -            -            -         -         -          -         -     5,487,785
Mid Cap Growth                     -            -            -         -         -          -         -     5,654,757
Small Cap Value                    -            -            -         -         -          -         -     1,362,749
Small Cap Growth                   -            -            -         -         -          -         -     3,905,861

 The Bond Fund utilized $650,180 of prior capital loss carryovers during the year ended October 31, 2008.

 At April 30, 2009, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                               APPRECIATION           DEPRECIATION                NET
----                               ------------           ------------                ---
Conservative Allocation             $  191,024            $ (5,535,907)          $ (5,344,883)
Moderate Allocation                    247,947             (21,575,204)           (21,327,257)
Aggressive Allocation                  169,753              (9,681,044)            (9,511,291)
Bond                                 5,873,094              (6,058,806)              (185,712)
High Income                          2,370,546              (3,288,767)              (918,221)
Diversified Income                   2,672,541             (13,915,920)           (11,243,379)
Large Cap Value                      5,872,478             (37,986,576)           (32,114,098)
Large Cap Growth                     6,876,379             (18,413,767)           (11,537,388)
Mid Cap Value                        1,442,803              (9,133,754)            (7,690,951)
Mid Cap Growth                       3,311,105              (8,225,450)            (4,914,345)
Small Cap Value                        767,157              (4,918,676)            (4,151,519)
Small Cap Growth                     1,438,908              (1,212,327)               226,581
International Stock                  2,261,187             (36,036,410)           (33,775,223)

 The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

 9. CONCENTRATION OF RISK

 Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, and International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

 Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

--------------------------------------------------------------------------------

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

 The Target Allocation Funds are structured as fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Target Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

 Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under performs their peer. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

 10. CAPITAL SHARES AND AFFILIATED OWNERSHIP

 Each fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 2009, investments in the Funds by affiliates were as follows:

                                                      CUNA
                                                    BROKERAGE
FUND                              CLASS           SERVICES, INC.
----                              -----           --------------
Diversified Income                  A               $1,327,815

 The Target Allocation Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the year ended October 31, 2008 follows:

                                  BALANCE OF                           BALANCE OF
                                    SHARES                              SHARES
                                    HELD AT       GROSS       GROSS     HELD AT        VALUE AT      REALIZED      DISTRIBUTIONS
FUND/UNDERLYING FUND              10/31/2008    ADDITIONS     SALES    04/30/2009     04/30/2009       LOSS         RECEIVED(2)
--------------------              ----------    ---------     -----    ----------     ----------    -----------    -------------
CONSERVATIVE ALLOCATION FUND

MEMBERS Bond Fund
  Class Y                           839,783     119,178      79,629      879,332     $ 8,696,590    $  (6,292)      $ 153,200
MEMBERS High Income Fund
  Class Y                           488,267     179,205      48,542      618,930       3,763,097      (69,411)        118,712
MEMBERS International Stock Fund
  Class Y                           295,746       54,116     32,371      317,491       2,485,952     (246,153)        117,989
MEMBERS Large Cap Growth Fund
  Class Y                           225,859       28,960     22,774      232,045       2,642,994     (138,215)          9,592
MEMBERS Large Cap Value Fund
  Class Y                           166,865       80,282     21,724      225,423       2,028,802     (168,416)         41,666
-----------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                               $19,617,435    $(628,487)      $ 441,159

--------------------------------------
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------
106

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                  BALANCE OF                           BALANCE OF
                                    SHARES                               SHARES
                                    HELD AT       GROSS       GROSS      HELD AT       VALUE AT      REALIZED      DISTRIBUTIONS
FUND/UNDERLYING FUND              10/31/2008    ADDITIONS     SALES    04/30/2009     04/30/2009       LOSS         RECEIVED(2)
--------------------              ----------    ---------     -----    ----------     ----------    -----------    -------------
MODERATE ALLOCATION FUND

MEMBERS Bond Fund
  Class Y                           1,068,764   241,994      56,752     1,254,006    $12,402,115    $    (4,296)     $  213,980
MEMBERS High Income Fund
  Class Y                             661,435   493,277      47,064     1,107,648      6,734,501        (84,992)        233,168
MEMBERS International Stock Fund
  Class Y                           1,204,052   244,002      66,201     1,381,853     10,819,911       (537,025)        492,215
MEMBERS Large Cap Growth Fund
  Class Y                             734,970    76,887      38,024       773,833      8,813,957       (270,372)         32,152
MEMBERS Large Cap Value Fund
  Class Y                             514,669   195,476      32,359       677,786      6,100,073       (258,132)        146,921
MEMBERS Mid Cap Growth Fund
  Class Y(1)                          481,604    30,039      24,226       487,417      2,071,524        (98,645)              -
MEMBERS Small Cap Growth Fund
  Class Y(1)                          292,912    24,494      19,124       298,282      1,670,381       (114,231)              -
MEMBERS Small Cap Value Fund
  Class Y                             261,345    50,147      16,557       294,935      2,008,510        (82,567)         17,755
-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                               $50,620,972    $(1,450,260)     $1,136,191

                                  BALANCE OF                           BALANCE OF
                                    SHARES                              SHARES
                                    HELD AT       GROSS       GROSS     HELD AT        VALUE AT      REALIZED     DISTRIBUTIONS
FUND/UNDERLYING FUND              10/31/2008    ADDITIONS     SALES    04/30/2009     04/30/2009       LOSS        RECEIVED(2)
--------------------              ----------    ---------     -----    ----------     ----------    ----------    -------------
AGGRESSIVE ALLOCATION FUND

MEMBERS Bond Fund
  Class Y                                 -      86,579       2,563      84,016      $   830,922    $    (198)        $ 12,122
MEMBERS High Income Fund
  Class Y                                 -     250,432       7,888     242,544        1,474,671         (298)          48,783
MEMBERS International Stock Fund
  Class Y                           487,475     101,056      30,858     557,673        4,366,580     (254,556)         195,984
MEMBERS Large Cap Growth Fund
  Class Y                           286,190      44,602       9,719     321,073        3,657,025      (69,180)          12,602
MEMBERS Large Cap Value Fund
  Class Y                           184,910      38,007       7,420     215,497        1,939,476      (55,535)          47,996
MEMBERS Mid Cap Growth Fund
  Class Y(1)                        315,566      44,525       9,931     350,160        1,488,179      (39,424)               -
MEMBERS Small Cap Growth Fund
  Class Y(1)                        158,540      29,283       6,493     181,330        1,015,446      (37,978)               -
MEMBERS Small Cap Value Fund
  Class Y                           142,343      26,400       5,614     163,129        1,110,909      (25,419)           9,171
------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                               $15,883,208    $(482,588)        $326,658

----------------------------------------------
(1)  Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

 FUND EXPENSES PAID BY SHAREHOLDERS

 As a shareholder of the Funds, you incur two types of costs: (1)transaction costs, including sales charges (loads) on purchase payments, and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. In the most recent six-month period, the Funds limited these ongoing costs; had it not done so, expenses would have been higher. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

 The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended April 30, 2009. Expenses paid during the period in the tables below are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

 ACTUAL EXPENSES

 The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                      CLASS A                                                CLASS B
                                --------------------------------------------------------      ------------------------------------
                                                                                EXPENSES                                  EXPENSES
                                BEGINNING           ENDING         ANNUAL         PAID        ENDING          ANNUAL        PAID
                                 ACCOUNT            ACCOUNT        EXPENSE       DURING       ACCOUNT         EXPENSE      DURING
FUND                              VALUE              VALUE          RATIO        PERIOD        VALUE           RATIO       PERIOD
----                              -----             ------          -----        ------        -----           -----       ------
Conservative Allocation          $1,000           $1,029.70          .70%         $3.52      $1,026.20         1.45%       $ 7.28
Moderate Allocation               1,000              998.10          .70%          3.47         993.10         1.45%         7.17
Aggressive Allocation             1,000              963.10          .70%          3.41         959.30         1.45%         7.04
Cash Reserves                     1,000            1,000.70          .43%          2.13       1,000.10         0.55%         2.73
Bond                              1,000            1,062.10          .90%          4.60       1,058.10         1.65%         8.42
High Income                       1,000            1,134.70         1.00%          5.29       1,130.90         1.75%         9.25
Diversified Income                1,000              958.30         1.10%          5.34         955.00         1.85%         8.97
Large Cap Value                   1,000              869.20         1.20%          5.56         866.00         1.95%         9.02
Large Cap Growth                  1,000            1,026.10         1.20%          6.03       1,021.40         1.95%         9.77
Mid Cap Value                     1,000              970.60         1.40%          6.84         968.00         2.15%        10.49
Mid Cap Growth                    1,000            1,031.80         1.40%          7.05       1,028.70         2.15%        10.81
Small Cap Value                   1,000              939.10         1.50%          7.21         939.20         2.25%        10.82
Small Cap Growth                  1,000              891.20         1.50%          7.03         889.60         2.25%        10.54
International Stock               1,000              967.50         1.60%          7.81         964.30         2.35%        11.45

--------------------------------------------------------------------------------
108

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                         CLASS C
                                ----------------------------------------------------------
                                                                                 EXPENSES
                                BEGINNING        ENDING            ANNUAL          PAID
                                 ACCOUNT         ACCOUNT          EXPENSE         DURING
FUND                              VALUE           VALUE             RATIO         PERIOD
----                              -----          ------             -----         ------
Conservative Allocation          $1,000        $1,027.40            1.45%         $7.29
Moderate Allocation               1,000           993.10            1.45%          7.17
Aggressive Allocation             1,000           960.70            1.45%          7.05

                                                         CLASS Y
                                ----------------------------------------------------------
                                                                                 EXPENSES
                                BEGINNING        ENDING           ANNUAL          PAID
                                 ACCOUNT         ACCOUNT          EXPENSE        DURING
FUND                              VALUE           VALUE            RATIO         PERIOD
----                              -----          ------            -----         ------
Bond                             $1,000        $1,063.40             .65%         $3.33
High Income                       1,000         1,136.30             .75%          3.97
Large Cap Value                   1,000           869.80             .95%          4.40
Large Cap Growth                  1,000         1,026.70             .95%          4.77
Mid Cap Value                     1,000           972.10            1.15%          5.62
Mid Cap Growth                    1,000         1,034.10            1.15%          5.80
Small Cap Value                   1,000         1,059.40            1.25%          6.38
Small Cap Growth                  1,000           891.70            1.25%          5.86
International Stock               1,000           969.90            1.35%          6.59

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

 The table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds. The Target Allocation Fund's Class C's hypothetical expenses reflect amounts as if the Class had been in existence for the entire fiscal half year.

                                                    CLASS A                                                 CLASS B
                            ----------------------------------------------------------       -------------------------------------
                                                                              EXPENSES                                    EXPENSES
                             BEGINNING        ENDING            ANNUAL          PAID         ENDING           ANNUAL        PAID
                              ACCOUNT        ACCOUNT           EXPENSE         DURING        ACCOUNT          EXPENSE      DURING
FUND                          VALUE           VALUE             RATIO          PERIOD         VALUE            RATIO       PERIOD
----                          -----          ------             -----          ------         -----            -----       ------
Conservative Allocation      $1,000         $1,021.32            .70%          $3.51        $1,017.60          1.45%       $7.25
Moderate Allocation           1,000          1,021.32            .70%           3.51         1,017.60          1.45%        7.25
Aggressive Allocation         1,000          1,021.32            .70%           3.51         1,017.60          1.45%        7.25
Cash Reserves                 1,000          1,022.66            .43%           2.16         1,022.07          0.55%        2.76
Bond                          1,000          1,020.33            .90%           4.51         1,016.61          1.65%        8.25
High Income                   1,000          1,019.84           1.00%           5.01         1,016.12          1.75%        8.75
Diversified Income            1,000          1,019.34           1.10%           5.51         1,015.62          1.85%        9.25
Large Cap Value               1,000          1,018.84           1.20%           6.01         1,015.12          1.95%        9.74
Large Cap Growth              1,000          1,018.84           1.20%           6.01         1,015.12          1.95%        9.74
Mid Cap Value                 1,000          1,017.85           1.40%           7.00         1,014.13          2.15%       10.74
Mid Cap Growth                1,000          1,017.85           1.40%           7.00         1,014.13          2.15%       10.74
Small Cap Value               1,000          1,017.36           1.50%           7.50         1,013.64          2.25%       11.23
Small Cap Growth              1,000          1,017.36           1.50%           7.50         1,013.64          2.25%       11.23
International Stock           1,000          1,016.86           1.60%           8.00         1,013.14          2.35%       11.73

--------------------------------------------------------------------------------

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                         CLASS C
                                ----------------------------------------------------------
                                                                                 EXPENSES
                                BEGINNING       ENDING            ANNUAL           PAID
                                 ACCOUNT        ACCOUNT           EXPENSE         DURING
FUND                              VALUE          VALUE             RATIO          PERIOD
----                              -----         ------             -----          ------
Conservative Allocation          $1,000        $1,017.60           1.45%          $7.25
Moderate Allocation               1,000         1,017.60           1.45%           7.25
Aggressive Allocation             1,000         1,017.60           1.45%           7.25

                                                         CLASS Y
                                ----------------------------------------------------------
                                                                                 EXPENSES
                                BEGINNING       ENDING            ANNUAL           PAID
                                 ACCOUNT        ACCOUNT          EXPENSE          DURING
FUND                              VALUE          VALUE             RATIO          PERIOD
----                              -----         ------             -----          ------
Bond                             $1,000        $1,021.57             .65%          $3.26
High Income                       1,000         1,021.08             .75%           3.76
Large Cap Value                   1,000         1,020.08             .95%           4.76
Large Cap Growth                  1,000         1,020.08             .95%           4.76
Mid Cap Value                     1,000         1,019.09            1.15%           5.76
Mid Cap Growth                    1,000         1,019.09            1.15%           5.76
Small Cap Value                   1,000         1,018.60            1.25%           6.26
Small Cap Growth                  1,000         1,018.60            1.25%           6.26
International Stock               1,000         1,018.10            1.35%           6.76

 Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

 The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

 PROXY VOTING POLICIES, PROCEDURES AND RECORDS

 A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
110

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

 MEMBERS Capital Advisors, Inc. ("MCA"), MEMBERS Mutual Funds' investment advisor, CUNA Mutual Insurance Society ("CMIS"), MCA's parent company, and certain of their affiliates, have entered into an agreement with Madison Investment Advisors, Inc. ("Madison"), and certain of its affiliates, under which (among other things) a subsidiary of Madison, Madison Asset Management, LLC ("MAM"), would become the investment advisor to MEMBERS Mutual Funds, subject to shareholder approval ("Proposed Transaction"). The Board approved the proposed investment advisory agreement and investment subadvisory agreements with MAM at an in-person meeting held on April 15, 2009. Prior to that meeting, the Board met several times, including with personnel of MCA and Madison, to discuss the Proposed Transaction. The Board requested and received information from MCA and Madison regarding the Proposed Transaction and Madison. In taking these steps, the Independent Trustees were assisted by, and consulted privately with, independent counsel to the Independent Trustees.

 The Board considered that the proposed investment subadvisory agreements were substantially similar, except as noted, to the current investment subadvisory agreements the Board had previously approved on December 5, 2008. In connection with that approval, Board reviewed the performance of each subadvisor of each Fund at each regular Board meeting, including appropriate comparative information. At those meetings, the Board also received updates concerning the investment strategies being pursued by the Funds, changes in the Funds' investment processes and portfolio management personnel, the expenses incurred by the Funds, and various other matters which may impact the Funds' performance and that of the Funds' investment subadvisors. In addition, before the December 2008 meeting, the Board asked the subadvisors to provide written information addressing factors to be considered by the Board in deciding whether or not to approve the agreements. Before the December 2008 meeting, the Board and counsel also asked the subadvisors to expand upon certain of the written information they had provided, and they held a conference call with representatives of the investment advisor to discuss the information provided. At the December 2008 meeting, representatives of each subadvisor made presentations and responded to follow-up questions from the Board. After these presentations and discussions, the Board (including a majority of Independent Trustees) unanimously approved the current subadvisory agreements. Last, at the April 2009 meeting, the Board requested and received updated information regarding the subadvisors counsel to the Independent Trustees also provided the Board with a memorandum reviewing its duties under the 1940 Act with respect to approval of the agreements. In approving the proposed investment advisory and investment subadvisory agreements, the Board considered a number of factors, including those discussed below.

 NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY MAM AND THE SUBADVISORS. The Board received and considered a variety of information pertaining to the nature, extent and quality of the services to be provided by MAM and the subadvisors. The Board noted that, except with respect to Mr. Meier and Mr. Powell, the portfolio managers and, except with respect to the Mid Cap Value and Mid Cap Growth Funds, the subadvisors currently managing the Funds' portfolios were expected to continue to do so. MAM provided information on the professional qualifications and experience of its portfolio management teams; organization, resources and research capabilities; compliance, regulatory and litigation experience, portfolio transaction execution and soft dollar policies and practices, and policies and procedures for allocating transactions among accounts. After reviewing this information and discussing it with representatives of MAM, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by MAM.

 INVESTMENT PERFORMANCE. The Board received information regarding the composite performance of MAM. It also noted that most of the Funds were expected to continue to be managed by the same portfolio managers and/or subadvisors, and have access to Madison's additional investment personnel and resources. Based on the foregoing reviews, the Board concluded that the investment experience of MAM and the proposed Fund management teams was satisfactory.

 COST OF SERVICES PROVIDED AND PROFITABILITY. The Board noted that the proposed management fees were those that had previously been approved by the Board at its December 5, 2008 meeting. In addition, MAM had agreed to enter into a services agreement that, when taken with the proposed investment advisory agreement, would have the effect, for two years following the closing of the Proposed Transaction, of capping most fees and expenses of the Funds to no more than the amount incurred (as a percentage of assets) by the Funds for the fiscal year ended October 31, 2008. In this regard, the Board determined that no undue burden would be imposed on shareholders as a result of the appointment of MAM as investment advisor.

--------------------------------------------------------------------------------

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

 The Board considered that Madison and its affiliates manage certain other mutual funds with similar investment objectives or principal investment strategies as the Funds for a lower management fee. The Board also noted that the investment advisor, not the Funds, pays the subadvisors' fees.

 The Board noted that to the extent a Fund invests in other mutual funds also managed by the investment advisor, the investment advisor receives investment advisory fees from both the Fund and the underlying mutual fund. The Board was satisfied in this regard that the investment advisor provides separate services to each of the Fund and the underlying mutual fund in exchange for the fees received from it.

 Finally, the Board recognized that the unprecedented recent declines in worldwide stock markets had a corresponding effect on total Fund assets. As a result, the amount of compensation and fees paid by the Funds for their management under the proposed investment advisory agreement was expected to be considerably lower than they had been in the recent periods.

 Based on all this information, the Board concluded that the proposed management fees and total expenses borne by the Funds are reasonable in relation to the services provided, and that the investment advisor's level of profitability from its investment advisory agreement with the Funds is well within reason.

 ECONOMIES OF SCALE. The Board had previously received information concerning how large a Fund must be before it realized economies of scale. The Board also considered that the management fee breakpoint schedule in place for most of the Funds, which was previously approved, would continue. In that regard, the Board believed that proposed investment advisory agreement provides a reasonable sharing, as between the investment advisor and Fund shareholders, of the economies of scale that would exist at higher asset levels.

 OTHER BENEFITS TO MAM AND THE SUBADVISORS FROM A RELATIONSHIP WITH THE FUNDS. The Board also considered the nature and extent of other benefits that may flow to MAM from its relationship with the Funds. As discussed above, the Board noted that MAM would receive two levels of fees from the Funds that invest in other Funds. However, the Board was satisfied that MAM would provide separate services for the two layers of fees paid in such instances.

 The Board also considered that MAM may subcontract its non-advisory services to third parties for lower fees than those paid to MAM by the Funds for those services. In that regard, MAM may increase its overall profitability in connection with the services it provides to the Funds.

 The Board also noted that MAM expected to and that some of the subadvisors do execute a portion of the Funds' portfolio transactions on a "soft dollar" basis, pursuant to which they would receive research services from or through the executing brokers. In connection with each regular Board meeting, the Board intends to review the quality of execution of the portfolio transactions executed by MAM on behalf of the Funds. Finally, the Board noted MAM and each subadvisor intends to seek to achieve "best execution" in executing all of the Funds' portfolio transactions, and that it represents its soft dollar practices comply with applicable law. Based on these reviews, the Board was satisfied with the expected quality of execution of the Funds' portfolio transactions, and it did not believe the soft dollar benefits to be received by MAM or the subadvisors would be excessive, although the Board intends to monitor this.

 Based on the foregoing information, the Board concluded that while additional benefits may flow to MAM and each subadvisor from its relationships with the Funds, the nature and extent of these additional benefits are not unreasonable when considered in the context of the overall services to be provided to the Funds by MAM and the subadvisors, and fees to be received from the Funds by MAM.

 MAM OVERSIGHT OF SUBADVISORS. The Board further considered the ability of MAM to supervise each subadvisor's management of the applicable Funds. The Board concluded that MAM has or will have sufficient resources and expertise to provide oversight of the subadvisors to the Funds.

 CONSIDERATION OF THE PROPOSED TRANSACTION. The Board also considered the terms of the Proposed Transaction between Madison and MAM, on one hand, and CMIS and MCA, on the other. Under these terms, CMIS will receive cash payments over a period of six years and, in addition, will receive a percentage of ongoing revenues of MAM net of subadvisory and certain other fees. In addition, the Funds will continue to be distributed through CUNA Brokerage Services, Inc.'s networking arrangements with the credit unions CMIS serves, and CMIS will have certain governance rights over MAM with respect to limited Fund matters. Madison recommended Mr. Blake, Ms. Frank, Mr. Imhoff and Mr. Wheeler as new Trustees of the Trust, although the Independent Trustees made their own decision to nominate these individuals to shareholders.

--------------------------------------------------------------------------------
112

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

 Also, the Board considered the ability of Madison to make the required cash payments and the potential impact of these cash-payment requirements on the financial flexibility of Madison and MAM. The Board also considered the incentive CMIS and MCA had to recommend MAM as the Funds' new investment advisor, in light of the payments CMIS will receive if MAM is approved. In addition, the Board considered representations by CMIS and MCA to the effect that they intend to focus their efforts on core strategic businesses, leading them to seek alternative strategies for the management of the Funds. The Board considered information provided by CMIS and MCA concerning the alternative strategies and the impact they might have on Fund shareholders. The Board concluded that, although CMIS and MCA had an incentive to recommend MAM as the Funds' new investment advisor, the proposed arrangements between MAM and the Funds nevertheless should be advantageous to Fund shareholders, and are reasonable in light of CMIS' and MCA's representations.

 OTHER CONSIDERATIONS. The Board also considered CMIS' agreement to purchase, at its own expense, so-called "tail" coverage for the Trustees under the Trust's current directors' liability insurance policy. In addition, MAM acknowledged that the expense of a new liability insurance policy covering only the Independent Trustees would be included in the expenses it will pay under the proposed investment advisory and services fee structure. Further, CMIS has agreed to indemnify the current Independent Trustees to the extent their right of indemnification from the Trusts becomes practically unavailable or is denied in connection with the Proposed Transaction, subject to the terms of an indemnification agreement.

 BOARD CONCLUSION. After taking the foregoing information and the other information provided by MAM into account, the Board (including a majority of Independent Trustees), acting in the exercise of its business judgment, unanimously approved the proposed investment advisory and investment subadvisory agreements.

 PROXY VOTING RESULTS

 A special meeting of shareholder was held on June 25, 2009 at which shareholders of MEMBERS Mutual Funds, and each of the series noted below, voted on the following proposals, the results of which are described below.

 Proposal 1.01  To elect Philip E. Blake to the Board of Trustees of the Trust to serve until his successor has been duly elected and qualified or until his retirement, resignation, death or removal.

                           FOR                               WITHHOLD
                          ------                            ----------
                          66.355%                             0.636%

Proposal 1.02   To elect Katherine L. Frank to the Board of Trustees of the
                Trust to serve until her successor has been duly elected and qualified or until her retirement, resignation, death or removal.

                           FOR                               WITHHOLD
                          ------                            ----------
                          66.369%                             0.622%

Proposal 1.03   To elect James R. Imhoff, Jr. to the Board of Trustees of the
                Trust to serve until his successor has been duly elected and qualified or until his retirement, resignation, death or removal.

                           FOR                               WITHHOLD
                          ------                            ----------
                          66.365%                             0.625%

Proposal 1.04   To elect Lorence D. Wheeler to the Board of Trustees of the
                Trust to serve until his successor has been duly elected and qualified or until his retirement, resignation, death or removal.

                           FOR                               WITHHOLD
                          ------                            ----------
                          66.377%                             0.614%

--------------------------------------------------------------------------------

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Proposal 2.     To approve an investment advisory agreement by and between the
                Trust, on behalf of each of the Funds, and Madison Asset
                Management, LLC.

FUND                          FOR             AGAINST         ABSTAIN        BROKER NON-VOTE
----                         -----            -------         -------        ---------------
Cash Reserves               90.149%            0.938%          7.949%             0.964%
Bond                        98.832%            0.207%          0.310%             0.651%
High Income                 98.873%            0.156%          0.268%             0.703%
Large Cap Value             98.035%            0.350%          0.377%             1.238%
Large Cap Growth            98.936%            0.243%          0.257%             0.565%
Mid Cap Growth              98.268%            0.394%          0.566%             0.772%
Small Cap Value             99.994%            0.000%          0.001%             0.005%
Small Cap Growth            99.994%            0.000%          0.002%             0.005%
International Stock         99.488%            0.110%          0.170%             0.231%

Proposal 3.     To amend and restate the fundamental investment restriction regarding the ability of each Fund to borrow.

FUND                          FOR             AGAINST         ABSTAIN        BROKER NON-VOTE
----                         -----            -------         -------        ---------------
Cash Reserves               90.332%            1.088%          7.616%             0.964%
Bond                        98.528%            0.466%          0.355%             0.651%
High Income                 98.640%            0.365%          0.293%             0.703%
Large Cap Value             97.664%            0.711%          0.388%             1.238%
Large Cap Growth            98.570%            0.588%          0.277%             0.565%
Mid Cap Growth              97.691%            0.953%          0.584%             0.772%
Small Cap Value             95.284%            4.710%          0.001%             0.005%
Small Cap Growth            99.988%            0.006%          0.002%             0.005%
International Stock         99.288%            0.239%          0.242%             0.231%

Proposal 4.a    To approve manager of managers authority.

FUND                          FOR             AGAINST         ABSTAIN        BROKER NON-VOTE
----                         -----            -------         -------        ---------------
Cash Reserves               90.006%            1.414%          7.616%             0.964%
Bond                        98.720%            0.342%          0.287%             0.651%
High Income                 98.886%            0.149%          0.263%             0.703%
Large Cap Value             97.759%            0.611%          0.392%             1.238%
Large Cap Growth            98.692%            0.478%          0.266%             0.565%
Mid Cap Growth              97.719%            0.980%          0.530%             0.772%
Small Cap Value             99.990%            0.004%          0.001%             0.005%
Small Cap Growth            99.994%            0.000%          0.002%             0.005%
International Stock         99.332%            0.198%          0.239%             0.231%

Proposal 4.b    To approve a subadvisory agreement between Madison Asset
                Management, LLC and Shenkman Capital Management, Inc. with respect to the High Income Fund.

                    FOR        AGAINST      ABSTAIN      BROKER NON-VOTE
                    ---        -------      -------      ---------------
                  98.856%       0.165%       0.276%          0.703%

Proposal 4.c    To approve a subadvisory agreement between Madison Asset
                Management, LLC and Wellington Management Company LLP with respect to the Small Cap Value Fund.

                    FOR        AGAINST      ABSTAIN      BROKER NON-VOTE
                    ---        -------      -------      ---------------
                  99.994%       0.000%       0.001%          0.005%

--------------------------------------------------------------------------------
114

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Proposal 4.d    To approve a subadvisory agreement between Madison Asset
                Management, LLC and Paradigm Asset Management, LLC with respect to the Small Cap Growth Fund.

                    FOR        AGAINST      ABSTAIN      BROKER NON-VOTE
                    ---        -------      -------      ---------------
                  99.994%       0.000%       0.002%          0.005%

Proposal 4.e    To approve a subadvisory agreement between Madison Asset
                Management, LLC and Lazard Asset Management, LLC with respect to the International Stock Fund.

                    FOR        AGAINST      ABSTAIN      BROKER NON-VOTE
                    ---        -------      -------      ---------------
                  99.342%       0.163%       0.263%          0.231%

--------------------------------------------------------------------------------

================================================================================
 MEMBERS MUTUAL FUNDS' TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

 Each trustee and officer oversees 32 portfolios in the fund complex, which consists of the MEMBERS Mutual Funds with 14 portfolios and the Ultra Series Fund with 18 portfolios. The address of each trustee and officer is 5910 Mineral Point Road, Madison WI 53705. The Statement of Additional Information, which includes additional information about the trustees and officers, is available at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089.

NAME; POSITION(S) HELD WITH THE FUND &       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS;
YEAR ELECTED(1); YEAR OF BIRTH               OTHER OUTSIDE DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Rolf F. Bjelland, CLU                        Ultra Series Fund: Chairman (since 2006) and Trustee (since 2003);
Chairman (2006)                              Lutheran Brotherhood Mutual Funds: Chairman and President (1983-2002);
Trustee (2003)                               Lutheran Brotherhood (now Thrivent Financial): Chief Investment Officer
1938                                         (1983-2002).
                                             Other Directorships: Regis Corp. (since 1982).
----------------------------------------------------------------------------------------------------------------------------
Linda S. Foltz, CPA                          Ultra Series Fund: Trustee (since 2006); Dougherty Consulting, LLC:
Trustee (2006)                               President/Owner (since 2005); Direct Supply, Inc.: Executive Vice President
1950                                         of Corporate Development and Chief Financial Officer (1988-2005).
                                             Other Directorships: Direct Supply, Inc. (since 2003).
----------------------------------------------------------------------------------------------------------------------------
Steven P. Riege                              Ultra Series Fund: Trustee (since 2005); The Rgroup: Owner/President
Trustee (2005)                               (since 2001); Robert W. Baird & Company: Senior Vice President Marketing
1954                                         and Vice President Human Resources (1986-2001).
                                             Other Directorships: None
----------------------------------------------------------------------------------------------------------------------------
Richard E. Struthers                         Ultra Series Fund: Trustee (since 2004) and Chair Audit Committee
Chair, Audit Committee (2006)                (since 2006); Clearwater Capital Management: Chairman and Chief
Trustee (2004)                               Executive Officer (since 1998); Park Nicollet Health Services: Director (since
1952                                         2001) and Chairman, Finance and Investment Committee (since 2006); IAI
                                             Mutual Funds: President and Director (1992-1997). Other Directorships:
                                             Park Nicollet Health Services (since 2001) and Micro Component Technology,
                                             Inc. (since 2008).
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS
----------------------------------------------------------------------------------------------------------------------------
David P. Marks, CFA                          CUNA Mutual Insurance Society: Chief Investment Officer (since 2005); MEMBERS
Trustee, President &                         Capital Advisors, Inc.: President (since 2005); CUNA Mutual Life Insurance
Principal Executive Officer (2006)           Company: Chief Investment Officer (2005-2007); Ultra Series Fund: Trustee,
1947                                         President, and Principal Executive Officer (since 2006); Citigroup Insurance
                                             Investors: Chief Investment Officer (2004-2005); CIGNA Investments: Chief
                                             Investment Officer, (2002-2004); Green Mountain Partners: Partner (2001-2002);
                                             Allianz Investments: Chief Investment Officer (1991-2001).
                                             Other Directorships: CBRE Realty Finance (since 2005).
----------------------------------------------------------------------------------------------------------------------------
Scott R. Powell, CFA                         MEMBERS Capital Advisors, Inc: Managing Director-Common Stock and MAP
Vice President (2008)                        (since 2008); Managing Director-Managed Accounts and Mutual Funds
1962                                         (2006-2008); Ultra Series Fund: Vice President (since 2008); Virchow Krause
                                             Wealth Management, LLC: Partner, Managing Director, (2003-2006);
                                             Jacobus Wealth Management, Inc.: (2001-2003).
----------------------------------------------------------------------------------------------------------------------------
Timothy S. Halevan                           MEMBERS Capital Advisors, Inc.: Vice President and Chief Compliance Officer
Chief Compliance Officer (2009)              (since 2009); CUNA Brokerage Services, Inc.: Vice President, Chief Compliance
1961                                         Officer (since 2001); Ultra Series: Chief Compliance Officer (since 2009).
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
116

================================================================================
 MEMBERS MUTUAL FUNDS' TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

NAME;POSITION(S) HELD WITH THE FUND &          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS;
YEAR ELECTED(1); YEAR OF BIRTH                 OTHER OUTSIDE DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
Holly S. Baggot                                MEMBERS Capital Advisors, Inc.: Director, Mutual Funds (since July 2008);
Secretary (1999) Treasurer and                 Director, Mutual Fund Operations, (2006-2008), Operations Officer-Mutual Funds
Principal Financial Officer (2008)             (2005-2006), Senior Manager-Product and Fund Operations (2001-2005);
Assistant Treasurer (1999-2007)                Ultra Series Fund: Treasurer and Principal Financial Officer (since 2008);
1960                                           Secretary (since 1999), and Assistant Treasurer (1997-2007).
----------------------------------------------------------------------------------------------------------------------------
Dan P. Owens                                   MEMBERS Capital Advisors, Inc.: Director, Investment Operations, (since June
Assistant Treasurer (2000)                     2006), Investment Operations Officer (2005-2006), and Senior Manager-
1966                                           Portfolio Operations (2001-2005); Ultra Series Fund: Assistant Treasurer
                                               (since 2000).
----------------------------------------------------------------------------------------------------------------------------
Cheryl R. Gilge                                MEMBERS Capital Advisors, Inc.: Operations Associate, Mutual Fund
Assistant Treasurer (2009)                     Administration (since 2007), Fund Administration Analyst (2005-2007),
1975                                           Investment Support Manager (1999-2005); Ultra Series Fund: Assistant
                                               Treasurer (since 2009).
----------------------------------------------------------------------------------------------------------------------------

(1) The board of trustees adopted term limits authorizing each independent trustee to serve in such capacity until reaching the age of 75.

--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------

                      This page is left blank intentionally

--------------------------------------------------------------------------------
118

 [LOGO OF MEMBERS MUTUAL FUNDS](TM)
        MEMBERS MUTUAL FUNDS                                --------------------
-------------------------------------------------------      Presorted Standard
                                                                U.S. POSTAGE
                  MEMBERS Mutual Funds                              PAID
                  Post Office Box 8390                         Louisville, KY
                  Boston, MA 02266-8390                        Permit No. 1051
                   1 (800) 877-6089                         --------------------
                  www.membersfunds.com

                    Distributed by:
             CUNA Brokerage Services, Inc.
           Office of Supervisory Jurisdiction
                   2000 Heritage Way
                 Waverly, IA 50677-9202

                   Member FINRA/SIPC

4460-PI060
Rev:0609

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule I - Investments in Securities of Unaffiliated Issuers as of April 30, 2009 is included as part of the report to shareholders filed under Item 1 hereto.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The President and Treasurer of the Registrant have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There have been no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)   Not applicable for semi-annual reports.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, are filed herewith.

      (a)(3)   Not applicable.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS

    /s/David P. Marks
BY: ------------------
    David P. Marks
    President

DATE: 06/29/09
      --------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

    /s/David P. Marks
BY: ------------------
    David P. Marks
    President, MEMBERS Mutual Funds

Date: 06/29/09
      --------
    /s/Holly S. Baggot
BY: ------------------
    Holly S. Baggot
    Treasurer, MEMBERS Mutual Funds

Date: 06/29/09
      --------

                                  EXHIBIT INDEX

12(a)(1) Not applicable for semi-annual reports.

12(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of
         2002, are filed herewith.

12(a)(3) Not applicable.

12(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, are furnished herewith.